UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23718

Catholic Responsible Investments Funds

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-348-6466

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

Catholic Responsible Investments

Semi-Annual Report                                                                                                  April 30, 2022

CRI Ultra Short Bond Fund

Institutional Shares: CRHSX

CRI Short Duration Bond Fund

Institutional Shares: CRDSX

CRI Opportunistic Bond Fund

Investor Shares: CROVX

Institutional Shares: CROSX

CRI Bond Fund

Investor Shares: CRBVX

Institutional Shares: CRBSX

CRI Equity Index Fund

Institutional Shares: CRQSX

CRI Multi-Style US Equity Fund

Investor Shares: CRTVX

Institutional Shares: CRTSX

CRI International Equity Fund

Investor Shares: CRLVX

Institutional Shares: CRLSX

CRI Small-Cap Fund

Institutional Shares: CRSSX

CRI International Small-Cap Fund

Institutional Shares: CRNSX

CRI Magnus 45/55 Fund

Investor Shares: CMNVX

Institutional Shares: CMNSX

CRI Magnus 60/40 Alpha Plus Fund

Investor Shares: CMPVX

Institutional Shares: CMPSX

CRI Magnus 60/40 Beta Plus Fund

Investor Shares: CMMVX

Institutional Shares: CMMSX

CRI Magnus 75/25 Fund

Investor Shares: CMUVX

Institutional Shares: CMUSX

Investment Adviser:

Christian Brothers Investment Services

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2022 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REPURCHASE AGREEMENTS — 28.9%

	Face Amount	Value
Gold Triparty Mortgage 0.290%, dated 04/30/22, to be repurchased on 05/02/22, repurchase price $11,300,273, collateralized by various U.S. Government obligations, par value $16,074 - $11,956,640, 1.500% - 4.000%, 07/20/46 - 11/20/51, with a total market value of $11,526,000	$11,300,000	$11,300,000

Socgen Triparty 0.295%, dated 04/30/22, to be repurchased on 05/02/22, repurchase price $6,000,148, collateralized by various U.S. Government obligations, par value $100 - $4,934,011, 0.000% - 7.250%, 06/16/22 - 01/01/52, with a total market value of $6,120,000	6,000,000	6,000,000

Total Repurchase Agreements
(Cost $17,300,000)		17,300,000

U.S. TREASURY OBLIGATIONS — 18.4%

	Face Amount	Value
U.S. Cash Management Bill
0.275%, 05/24/22(A)	$600,000	$599,892
0.150%, 05/10/22(A)	1,200,000	1,199,969
0.125%, 05/03/22(A)	2,000,000	1,999,995
U.S. Treasury Bill
0.300%, 05/17/22(A)	1,733,600	1,733,497
0.065%, 05/19/22(A)	2,000,000	1,999,797

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Bill - WI Post Auction
0.341%, 06/07/22(A)	$1,250,000	$1,249,458
U.S. Treasury Note
0.967%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/22(B)	2,200,000	2,202,129

Total U.S. Treasury Obligations
(Cost $10,983,230)		10,984,737

CORPORATE OBLIGATIONS — 16.4%

	Face Amount	Value

COMMUNICATION SERVICES — 0.3%
Magallanes
2.057%, SOFRINDX + 1.780%, 03/15/24(B)(C)	$215,000	$216,962

CONSUMER DISCRETIONARY — 0.3%
Starbucks
0.617%, SOFRINDX + 0.420%, 02/14/24(B)	175,000	175,164

CONSUMER STAPLES — 0.8%
Daimler Trucks Finance North America
1.295%, U.S. SOFR + 1.000%, 04/05/24(B)(C)	175,000	175,033
McCormick
2.700%, 08/15/22	110,000	110,089
Volkswagen Group of America Finance
2.700%, 09/26/22(C)	200,000	199,944

		485,066

ENERGY — 0.4%
Enbridge
0.835%, SOFRINDX + 0.630%, 02/16/24(B)	250,000	250,308

FINANCIALS — 11.4%
American Express
1.020%, SOFRINDX + 0.720%, 05/03/24(B)	150,000	149,970
Athene Global Funding
3.000%, 07/01/22(C)	350,000	350,563
Bank of Montreal MTN
0.969%, SOFRINDX + 0.710%, 03/08/24(B)	300,000	300,177
Barclays Bank
1.700%, 05/12/22	600,000	600,114

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
BNP Paribas NY
0.430%, U.S. SOFR + 0.130%, 09/09/22(B)	$650,000	$649,504
BPCE MTN
3.000%, 05/22/22(C)	350,000	350,250
Credit Suisse NY
0.680%, SOFRINDX + 0.380%, 08/09/23(B)	300,000	298,752
Deutsche Bank NY
0.800%, U.S. SOFR + 0.500%, 11/08/23(B)	225,000	223,689
Dexia Credit Local
2.375%, 09/20/22	300,000	300,626
Equitable Financial Life Global Funding
0.685%, U.S. SOFR + 0.390%, 04/06/23(B)(C)	450,000	449,242
Mitsubishi UFJ Financial Group
2.665%, 07/25/22	575,000	576,269
Morgan Stanley MTN
3.125%, 01/23/23	350,000	351,538
2.750%, 05/19/22	300,000	300,180
NatWest Markets
3.625%, 09/29/22(C)	500,000	502,324
Nordea Bank Abp NY
0.470%, U.S. SOFR + 0.170%, 11/28/22(B)	250,000	249,619
Societe Generale NY
0.460%, U.S. SOFR + 0.160%, 08/08/22(B)	625,000	624,898
Toronto-Dominion Bank MTN
0.536%, U.S. SOFR + 0.240%, 01/06/23(B)	150,000	149,754
UBS
0.558%, U.S. SOFR + 0.320%, 06/01/23(B)(C)	375,000	374,344

		6,801,813

INDUSTRIALS — 0.8%
ABB Finance USA
2.875%, 05/08/22	300,000	300,055
Caterpillar Financial Services MTN
0.466%, U.S. SOFR + 0.170%, 01/10/24(B)	175,000	174,257

		474,312

INFORMATION TECHNOLOGY — 0.3%
QUALCOMM
1.969%, ICE LIBOR USD 3 Month + 0.730%, 01/30/23(B)	194,000	194,529

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — 2.1%
Florida Power & Light
0.436%, SOFRINDX + 0.250%, 05/10/23(B)	$200,000	$199,419
National Rural Utilities Cooperative Finance MTN
0.700%, U.S. SOFR + 0.400%, 08/07/23(B)	225,000	224,704
NextEra Energy Capital Holdings
0.778%, SOFRINDX + 0.540%, 03/01/23(B)	225,000	224,734
0.750%, ICE LIBOR USD 3 Month + 0.270%, 02/22/23(B)	300,000	299,167
Southern
0.556%, U.S. SOFR + 0.370%, 05/10/23(B)	300,000	299,091

		1,247,115

Total Corporate Obligations
(Cost $9,868,536)		9,845,269

ASSET-BACKED SECURITIES — 14.7%

	Face Amount	Value

Automotive — 13.2%
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl C
2.190%, 03/13/26 (C)	$302,400	$302,603
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl B
1.150%, 08/13/24 (C)	23,903	23,897
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/25 (C)	278,633	278,153
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl A
0.370%, 10/15/24 (C)	18,741	18,713
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/25 (C)	56,274	56,048
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/26 (C)	195,000	195,049

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AmeriCredit Automobile Receivables Trust, Ser 2019-2, Cl B
2.540%, 07/18/24	$65,183	$65,334
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/28 (C)	97,730	97,771
ARI Fleet Lease Trust, Ser 2021-A, Cl A1
0.173%, 06/15/22 (C)	8,089	8,085
BMW Vehicle Lease Trust, Ser 2022-1, Cl A1
0.237%, 01/25/23	36,265	36,223
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A3
2.800%, 10/19/23 (C)	223,539	223,953
CarMax Auto Owner Trust, Ser 2022-1, Cl A1
0.313%, 02/15/23	102,386	102,270
CarMax Auto Owner Trust, Ser 2022-2, Cl A2B
1.078%, SOFR30A + 0.600%, 05/15/25 (B)	60,000	60,000
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/28	19,197	18,933
Carvana Auto Receivables Trust, Ser 2021-P4, Cl A1
0.306%, 01/10/23	7,656	7,654
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (C)	92,501	92,568
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/25 (C)	194,848	194,394
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/25 (C)	35,972	35,827
CPS Auto Receivables Trust, Ser 2021-C, Cl A
0.330%, 07/15/24 (C)	219,195	218,494
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/28 (C)	176,400	176,600
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A1
0.818%, ICE LIBOR USD 1 Month + 0.330%, 12/11/34 (B)(C)	189,821	189,016
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/24	125,909	126,406

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Drive Auto Receivables Trust, Ser 2018-3, Cl D
4.300%, 09/16/24	$159,336	$160,153
Drive Auto Receivables Trust, Ser 2019-4, Cl C
2.510%, 11/17/25	41,350	41,388
Drive Auto Receivables Trust, Ser 2020-1, Cl C
2.360%, 03/16/26	111,801	111,891
Drive Auto Receivables Trust, Ser 2020-2, Cl B
1.420%, 03/17/25	56,571	56,563
Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.360%, 05/15/24	44,119	44,020
Drive Auto Receivables Trust, Ser 2021-3, Cl A2
0.520%, 01/15/25	243,081	241,385
DT Auto Owner Trust, Ser 2019-2A, Cl C
3.180%, 02/18/25 (C)	38,358	38,412
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/25 (C)	67,310	67,091
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/25 (C)	103,978	103,336
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/25 (C)	172,361	170,475
Enterprise Fleet Financing, Ser 2021-3, Cl A1
0.222%, 11/21/22 (C)	44,652	44,582
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl B
2.080%, 07/15/24 (C)	26,357	26,365
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl C
3.280%, 05/15/25 (C)	175,000	175,783
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl B
0.790%, 09/16/24	218,838	218,734
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl A2
0.340%, 01/16/24	4,199	4,196
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl A2
0.400%, 04/15/24	152,766	152,437
Exeter Automobile Receivables Trust, Ser 2022-1A, Cl A2
1.150%, 06/17/24	160,000	159,406

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl A1
1.042%, 05/12/23	$300,000	$300,027
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/26 (C)	220,689	218,407
Flagship Credit Auto Trust, Ser 2018-4, Cl C
4.110%, 10/15/24 (C)	85,306	85,667
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/24 (C)	28,037	28,043
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/25 (C)	115,806	115,268
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/25 (C)	282,262	279,935
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A1
1.374%, 05/15/23	52,000	52,006
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A2B
0.889%, SOFR30A + 0.600%, 10/15/24 (B)	40,000	40,000
Ford Credit Auto Owner Trust, Ser 2022-A, Cl A1
0.239%, 02/15/23	55,964	55,916
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl B
0.870%, 12/16/24 (C)	77,533	77,303
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl A
0.340%, 05/15/24 (C)	17,282	17,270
GM Financial Consumer Automobile Receivables Trust, Ser 2018-3, Cl B
3.270%, 01/16/24	125,000	125,309
GM Financial Consumer Automobile Receivables Trust, Ser 2022-1, Cl A1
0.229%, 01/17/23	57,125	57,076
Honda Auto Receivables Owner Trust, Ser 2020-1, Cl A3
1.610%, 04/22/24	260,697	—
Santander Drive Auto Receivables Trust, Ser 2019-2, Cl C
2.900%, 10/15/24	48,074	48,112
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl C
2.490%, 10/15/25	84,631	84,746

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl B
0.960%, 11/15/24	$20,548	$20,540
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/25	350,000	348,863
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl B
0.690%, 03/17/25	113,655	113,554
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl B
0.730%, 03/17/25	269,989	269,552
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl A2
0.290%, 05/15/24	49,821	49,819
Santander Retail Auto Lease Trust, Ser 2020-A, Cl A3
1.740%, 07/20/23 (C)	84,625	84,687
United Auto Credit Securitization Trust, Ser 2021-1, Cl A
0.340%, 07/10/23 (C)	3,162	3,161
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/24 (C)	87,327	87,006
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A2
0.270%, 04/20/23	67,652	67,575
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl D
4.000%, 10/16/23 (C)	51,221	51,350
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl E
4.490%, 07/15/24 (C)	125,000	126,386
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl C
2.490%, 10/15/24 (C)	105,105	105,216
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/24 (C)	55,756	55,462
Westlake Automobile Receivables Trust, Ser 2021-3A, Cl A2
0.570%, 09/16/24 (C)	294,133	291,447
World Omni Auto Receivables Trust, Ser 2022-A, Cl A1
0.396%, 02/15/23	147,504	147,294
World Omni Select Auto Trust, Ser 2019-A, Cl A3
2.000%, 08/15/24	120,489	120,539

		7,871,744

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other Asset-Backed Securites — 1.5%
CCG Receivables Trust, Ser 2021-2, Cl A1
0.125%, 10/14/22 (C)	$9,863	$9,858
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/22 (B)(C)	1,535	1,536
Dell Equipment Finance Trust, Ser 2021-2, Cl A1
0.182%, 09/22/22 (C)	41,470	41,433
Dllmt, Ser 2021-1A, Cl A1
0.229%, 10/20/22 (C)	34,095	34,059
DLLST, Ser 2022-1A, Cl A1
1.560%, 05/22/23 (C)	285,714	285,718
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/28 (C)	36,987	36,828
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/29 (C)	71,975	71,387
GreatAmerica Leasing Receivables Funding, Ser 2021-2, Cl A1
0.149%, 10/17/22 (C)	150,193	150,003
HPEFS Equipment Trust, Ser 2022-1A, Cl A1
0.427%, 01/20/23 (C)	165,513	165,183
SCF Equipment Leasing, Ser 2022-1A, Cl A1
0.632%, 03/13/23 (C)	121,509	121,371

		917,376

Total Asset-Backed Securities
(Cost $9,074,899)		8,789,120

COMMERCIAL PAPER — 13.6%

	Face Amount	Value
Banco Santander
1.276%, 08/01/22	$300,000	$298,997
BASF
1.052%, 06/02/22	250,000	249,834
BofA Securities
0.985%, 09/01/22	450,000	447,698
Caisse d’Amortissement de la Dette Sociale
0.922%, 06/22/22	525,000	524,285
CDP Financial
0.601%, 06/01/22	315,000	314,784
Commonwealth Bank of Australia
0.190%, 07/18/22	675,000	673,320

COMMERCIAL PAPER — continued

	Face Amount	Value
Erste Abwicklungsanstalt
0.761%, 06/13/22	$625,000	$624,359
HSBC USA
0.250%, 06/10/22	350,000	349,634
Kimberly-Clark
0.350%, 05/03/22	1,000,000	999,958
Kreditanstalt fuer Wiederaufbau
0.490%, 05/05/22	400,000	399,971
Macquarie Bank
0.201%, 07/06/22	300,000	299,352
National Bank of Canada
0.180%, 08/10/22	625,000	622,675
Province of Alberta Canada
0.180%, 06/02/22	300,000	299,818
Royal Bank of Canada NY
0.638%, 10/04/22	500,000	495,831
Skandinaviska Enskilda Banken
0.170%, 06/15/22	550,000	549,395
Societe Generale
0.902%, 05/31/22	250,000	249,837
Standard Chartered Bank
0.241%, 10/06/22	250,000	248,200
Sumitomo Mitsui Trust Bank
0.943%, 06/28/22	250,000	249,567
Svenska Handelsbanken
0.160%, 05/24/22	250,000	249,894

Total Commercial Paper
(Cost $8,158,347)		8,147,409

CERTIFICATES OF DEPOSIT — 7.5%

	Face Amount	Value
Australia & New Zealand Banking Group
0.240%, 10/07/22	$600,000	$599,662
Bank of Montreal
0.640%, 10/18/22	600,000	599,945
Bank of Nova Scotia
0.510%, 06/03/22	750,000	750,027
BNZ International Funding
0.750%, 09/09/22	250,000	250,295
Credit Agricole Corporate and Investment Bank
0.190%, 05/16/22	500,000	500,010
Credit Suisse New York
0.490%, 08/18/22	286,000	285,850
Macquarie Bank
0.250%, 06/21/22	625,000	624,951
National Australia Bank
0.220%, 07/25/22	600,000	599,815

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2022 (Unaudited)

CERTIFICATES OF DEPOSIT — continued

	Face Amount	Value
Westpac Banking
0.180%, 08/10/22	$300,000	$299,871

Total Certificates of Deposit
(Cost $4,510,841)		4,510,426

U.S. GOVERNMENT AGENCY OBLIGATION – 1.0%

	Face Amount	Value
FFCB
0.335%, U.S. SOFR + 0.035%, 07/12/23(B)	$600,000	$599,985

Total U.S. Government Agency Obligations
(Cost $599,964)		599,985

Total Investments in Securities— 100.5%
(Cost $60,495,817)		$60,176,946

Percentages are based on Net Assets of $59,880,826.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2022 was $17,724,272 and represented 29.6% of Net Assets.

Cl — Class

FFCB — Federal Farm Credit Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate

USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$17,300,000	$—	$17,300,000
U.S. Treasury Obligations	2,202,129	8,782,608	—	10,984,737
Corporate Obligations	—	9,845,269	—	9,845,269
Asset-Backed Securities	—	8,789,120	—	8,789,120
Commercial Paper	—	8,147,409	—	8,147,409
Certificates of Deposit	—	4,510,426	—	4,510,426
U.S. Government Agency Obligation	—	599,985	—	599,985
Total Investments in Securities

	$2,202,129	$57,974,817	$—	$60,176,946

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 42.7%

	Face Amount	Value

COMMUNICATION SERVICES — 1.9%
AT&T
0.000%, 11/27/22(A)(C)	$2,000,000	$1,973,377
Magallanes
3.428%, 03/15/24(A)	2,625,000	2,608,521
Sky
3.125%, 11/26/22(A)	1,000,000	1,004,235
Sprint Spectrum
4.738%, 03/20/25(A)	1,920,000	1,935,110
Time Warner Entertainment
8.375%, 03/15/23	2,400,000	2,507,834

		10,029,077

CONSUMER DISCRETIONARY — 4.0%
7-Eleven
0.800%, 02/10/24(A)	2,525,000	2,406,345
DR Horton
2.600%, 10/15/25	2,575,000	2,466,758
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,321,750
General Motors Financial
4.150%, 06/19/23	1,975,000	1,995,469
Leland Stanford Junior University
6.875%, 02/01/24	1,250,000	1,328,433
Lennar
4.875%, 12/15/23	2,000,000	2,033,970
4.750%, 05/30/25	1,825,000	1,859,906
Marriott International
3.125%, 02/15/23	780,000	780,080
Mileage Plus Holdings
6.500%, 06/20/27(A)	1,350,000	1,377,000
Mohawk Industries
3.850%, 02/01/23	1,200,000	1,208,416
Picasso Finance Sub
6.125%, 06/15/25(A)	1,420,000	1,446,625
Ross Stores
3.375%, 09/15/24	1,725,000	1,719,671

		20,944,423

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — 1.4%
Baylor Scott & White Holdings
2.650%, 11/15/26	$1,500,000	$1,423,123
Bunge Finance
1.630%, 08/17/25	2,200,000	2,046,508
CVS Pass-Through Trust
6.036%, 12/10/28	2,703,383	2,853,160
Pilgrim’s Pride
5.875%, 09/30/27(A)	1,000,000	1,007,305

		7,330,096

ENERGY — 2.2%
Cal Dive I-Title XI
4.930%, 02/01/27	749,240	776,923
Continental Resources
3.800%, 06/01/24	1,695,000	1,697,847
2.268%, 11/15/26(A)	760,000	694,283
Equities
6.625%, 02/01/25	1,250,000	1,299,825
Petroleos Mexicanos
2.830%, 02/15/24	369,000	368,784
2.378%, 04/15/25	762,000	754,665
1.950%, 12/20/22	630,000	629,658
1.700%, 12/20/22	584,000	583,046
Phillips
66 3.700%, 04/06/23	2,250,000	2,266,613
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,273,425

		11,345,069

FINANCIALS — 23.9%
Abay Leasing 2014
2.654%, 11/09/26	727,455	719,066
ABN AMRO Bank
7.750%, 05/15/23(A)	1,700,000	1,757,268
Ahold Lease Series 2001-A-2 Pass Through Trust
8.620%, 01/02/25	207,743	220,066
American Express
3.700%, 08/03/23	2,400,000	2,424,966
Athene Global Funding
2.800%, 05/26/23(A)	1,000,000	998,549
2.514%, 03/08/24(A)	1,570,000	1,531,218
Bank of America
3.004%, ICE LIBOR USD 3 MONTH + 0.790%, 12/20/23(B)	2,075,000	2,070,380
0.810%, U.S. SOFR + 0.740%, 10/24/24(B)	2,000,000	1,920,163

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of New Zealand
2.000%, 02/21/25(A)	$3,150,000	$3,017,531
Bank One Michigan
8.250%, 11/01/24	1,925,000	2,117,765
Banque Federative du Credit Mutuel
2.375%, 11/21/24(A)	2,578,000	2,489,961
Barclays
1.007%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.800%, 12/10/24(B)	2,575,000	2,456,887
BGC Partners
5.375%, 07/24/23	2,150,000	2,184,074
BPCE
4.000%, 04/15/24	1,050,000	1,060,572
Brighthouse Financial Global Funding MTN
1.200%, 12/15/23(A)	1,720,000	1,658,533
1.000%, 04/12/24(A)	594,000	565,704
Cantor Fitzgerald
6.500%, 06/17/22(A)	1,458,000	1,464,682
Charles Schwab
0.750%, 03/18/24	2,665,000	2,552,705
Citigroup
3.106%, U.S. SOFR + 2.842%, 04/08/26(B)	2,232,000	2,161,823
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/26(A)(B)	2,525,000	2,345,584
Credit Suisse Group
2.593%, U.S. SOFR + 1.560%, 09/11/25(A)(B)	3,050,000	2,910,235
Deutsche Bank NY
2.222%, U.S. SOFR + 2.159%, 09/18/24(B)	2,605,000	2,534,409
Durrah MSN
35603 1.684%, 01/22/25	1,569,824	1,539,845
DY8 Leasing
2.627%, 04/29/26	2,372,917	2,348,626
DY9 Leasing
2.372%, 03/19/27	683,095	669,630
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	2,670,000	2,513,345
Export Lease Ten
1.650%, 05/07/25	1,812,922	1,776,719
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/24(A)	1,500,000	1,416,584

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Five Corners Funding Trust
4.419%, 11/15/23(A)	$3,875,000	$3,926,378
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	217,960	220,541
Goldman Sachs Group MTN
2.905%, ICE LIBOR USD 3 Month + 0.990%, 07/24/23(B)	3,325,000	3,323,139
Harar Leasing
2013 2.582%, 07/02/25	1,787,499	1,770,741
Helios Leasing II
2.668%, 03/18/25	1,490,288	1,483,057
HSBC Holdings 4.292%, ICE LIBOR USD 3 Month +
1.348%, 09/12/26(B)	2,980,000	2,963,662
ING Bank
5.800%, 09/25/23(A)	2,500,000	2,571,891
Jackson National Life Global Funding
2.500%, 06/27/22(A)	2,000,000	2,002,580
JPMorgan Chase
1.045%, U.S. SOFR + 0.800%, 11/19/26(B)	1,500,000	1,349,078
Kansas City Southern
3.850%, 11/15/23	1,975,000	1,989,303
Lulwa
1.831%, 03/26/25	1,410,486	1,385,480
Macquarie Bank
3.231%, 03/21/25(A)	1,675,000	1,654,271
Massachusetts Mutual Life Insurance
7.625%, 11/15/23(A)	2,250,000	2,365,690
Metropolitan Tower Life Insurance
7.625%, 01/15/24(A)	2,000,000	2,131,999
Mizuho Financial Group
1.241%, U.S. SOFR + 1.252%, 07/10/24(B)	2,300,000	2,241,777
Morgan Stanley
5.000%, 11/24/25	3,425,000	3,518,126
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/24(B)	1,000,000	1,000,806
MSN 41079 and 41084
1.631%, 12/14/24	922,026	905,416
NatWest Group
6.125%, 12/15/22	1,200,000	1,220,619
6.000%, 12/19/23	1,480,000	1,520,317
NatWest Markets
3.479%, 03/22/25(A)	1,585,000	1,571,125

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Pershing Road Development
0.923%, ICE LIBOR USD 3 Month + 0.400%, 09/01/26(A)(B)	$1,391,358	$1,335,703
PNC Bank
2.875%, 06/29/22	2,418,000	2,422,930
Reliance Standard Life Global Funding II
2.150%, 01/21/23(A)	2,275,000	2,263,907
Royal Bank of Canada MTN
1.600%, 01/21/25	2,970,000	2,820,985
Sandalwood 2013
2.836%, 07/10/25	1,266,326	1,263,022
Schneider Electric
2.950%, 09/27/22(A)	2,175,000	2,179,217
Security Benefit Global Funding MTN
1.250%, 05/17/24(A)	2,800,000	2,653,945
State Street
3.100%, 05/15/23	2,000,000	2,009,301
Swiss Re Treasury US
2.875%, 12/06/22(A)	1,575,000	1,576,628
Toronto-Dominion Bank MTN
2.350%, 03/08/24	1,565,000	1,542,251
TTX MTN
3.600%, 01/15/25(A)	2,500,000	2,510,728
UBS Group
1.008%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/24(A)(B)	2,500,000	2,427,645
Ulani MSN 35940
2.227%, 05/16/25	1,022,396	1,010,581
Washington Aircraft 2 DAC
1.396%, ICE LIBOR USD 3 Month + 0.430%, 06/26/24(B)	1,287,185	1,288,610
Wells Fargo MTN
2.406%, U.S. SOFR + 1.087%, 10/30/25(B)	4,825,000	4,636,268

		124,484,607

HEALTH CARE — 0.3%
Adventist Health System
2.433%, 09/01/24	1,415,000	1,373,215

INDUSTRIALS — 3.5%
AerCap Ireland Capital DAC
4.875%, 01/16/24	1,000,000	1,005,746
4.125%, 07/03/23	1,925,000	1,922,827

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
American Airlines Class A Pass Through Trust, Cl A
4.950%, 01/15/23	$3,084,425	$3,064,087
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	591,393	606,153
CNH Industrial
4.500%, 08/15/23	2,375,000	2,408,607
Delta Air Lines
4.500%, 10/20/25(A)	2,000,000	1,987,226
Georgia-Pacific
3.734%, 07/15/23(A)	2,100,000	2,119,085
Lennox International
3.000%, 11/15/23	2,000,000	1,988,360
Republic Services
4.750%, 05/15/23	900,000	913,967
Westinghouse Air Brake Technologies
3.200%, 06/15/25	2,250,000	2,174,583

		18,190,641

INFORMATION TECHNOLOGY — 2.2%
Fiserv
3.800%, 10/01/23	2,015,000	2,034,231
Global Payments
4.000%, 06/01/23	2,000,000	2,016,165
Infor
1.450%, 07/15/23(A)	550,000	536,974
Microchip Technology
4.250%, 09/01/25	1,925,000	1,909,921
PayPal Holdings
1.350%, 06/01/23	2,250,000	2,221,052
TD SYNNEX
1.250%, 08/09/24(A)	2,655,000	2,497,445

		11,215,788

MATERIALS — 1.7%
Air Liquide Finance
2.250%, 09/27/23(A)	2,000,000	1,981,369
Berry Global
4.875%, 07/15/26(A)	1,250,000	1,242,312
0.950%, 02/15/24	1,300,000	1,240,649
Graphic Packaging International
0.821%, 04/15/24(A)	1,025,000	967,501
Nutrien
1.900%, 05/13/23	1,175,000	1,163,158

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
Union Carbide
7.875%, 04/01/23	$1,950,000	$2,022,593

		8,617,582

UTILITIES — 1.6%
National Rural Utilities Cooperative Finance MTN
2.300%, 09/15/22	2,825,000	2,830,339
NextEra Energy Capital Holdings
2.940%, 03/21/24	1,300,000	1,290,910
0.650%, 03/01/23	1,100,000	1,082,730
NorthWestern
1.000%, 03/26/24	2,600,000	2,456,104
Pacific Gas and Electric
1.347%, SOFRINDX + 1.150%, 11/14/22(B)	370,000	370,309

		8,030,392

Total Corporate Obligations (Cost $229,798,895)		221,560,890

U.S. TREASURY OBLIGATIONS — 25.9%

	Face Amount	Value
U.S. Treasury Notes
2.875%, 04/30/25	$3,000,000	$2,999,297
2.750%, 07/31/23	1,520,000	1,527,066
2.750%, 02/28/25	7,640,000	7,615,827
2.625%, 06/30/23	2,575,000	2,584,958
2.625%, 03/31/25	3,640,000	3,614,691
2.375%, 08/15/24	6,260,000	6,198,867
2.250%, 11/15/24	19,350,000	19,065,797
2.250%, 12/31/24	2,580,000	2,540,091
2.125%, 11/30/23	2,200,000	2,185,906
2.125%, 02/29/24	23,775,000	23,554,895
2.125%, 05/15/25	1,000,000	977,773
1.750%, 12/31/24	14,145,000	13,744,409
1.625%, 10/31/23	5,555,000	5,483,175
1.375%, 06/30/23	10,000,000	9,896,094
1.125%, 02/28/25	3,780,000	3,602,960
0.375%, 12/31/25	15,150,000	13,813,723
0.250%, 06/30/25	16,500,000	15,187,090

Total U.S. Treasury Obligations (Cost $140,141,878)		134,592,619

ASSET-BACKED SECURITIES — 23.7%

	Face Amount	Value

Automotive — 4.0%
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (A)	$935,000	$936,385
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/24 (A)	3,050,000	3,056,171
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	953,453	937,304
GTE Auto Receivables Trust, Ser 2019-1, Cl A3
2.390%, 08/15/24 (A)	625,639	625,155
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	2,575,000	2,419,925
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A2
1.550%, 02/15/25 (A)	2,000,000	1,982,326
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/27 (A)	2,360,000	2,295,138
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/25	3,460,000	3,421,883
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A3
2.930%, 09/15/26	935,000	931,704
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	1,500,000	1,473,917
World Omni Select Auto Trust, Ser 2020-A, Cl B
0.840%, 06/15/26	2,500,000	2,435,069

		20,514,977

Other Asset-Backed Securities — 19.7%
American Tower Trust #1, Ser 2013-13, Cl 2A
3.070%, 03/15/48 (A)	3,265,000	3,264,363
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	435,029	435,649
BBCMS Mortgage Trust, Ser 2021-AGW, Cl A
1.804%, ICE LIBOR USD 1 Month + 1.250%, 06/15/36 (A)(B)	4,130,000	4,039,268
Business Jet Securities, Ser 2021-1A, Cl A
2.162%, 04/15/36 (A)	1,201,409	1,105,607

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl B
1.504%, ICE LIBOR USD 1 Month + 0.950%, 09/15/36 (A)(B)	$4,250,000	$4,139,924
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.401%, ICE LIBOR USD 1 Month + 0.540%, 02/25/35 (B)	12,485	11,984
COMM Mortgage Trust, Ser 2012-CR5, Cl ASB
2.388%, 12/10/45	207,669	207,671
COMM Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 08/10/50	1,500,000	1,517,363
COMM Mortgage Trust, Ser 2013-WWP, Cl A1
2.499%, 03/10/31 (A)	403,812	404,518
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	769,585	772,093
Community Program Loan Trust, Ser 1987-A, Cl B
4.500%, 10/01/29	18,581	18,139
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl ASB
3.351%, 04/15/50	1,348,224	1,348,680
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	2,125,000	2,139,960
CSMC Trust, Ser 2017-MOON, Cl A
3.197%, 07/10/34 (A)	2,200,000	2,197,230
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
1.255%, ICE LIBOR USD 1 Month + 0.700%, 06/15/34 (A)(B)	2,225,000	2,198,423
DBGS Mortgage Trust, Ser 2018-C1, Cl A1
3.409%, 10/15/51	481,853	481,297
DLLST, Ser 2022-1A, Cl A2
2.790%, 01/22/24 (A)	810,000	809,863
Extended Stay America Trust, Ser 2021-ESH, Cl B
1.935%, ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)(B)	1,093,271	1,078,273
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	788,478	780,673

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
FREED ABS Trust, Ser 2021-2, Cl A
0.680%, 06/19/28 (A)	$272,617	$272,376
FREED ABS Trust, Ser 2022-2CP, Cl A
3.030%, 05/18/29 (A)	3,000,000	2,991,063
Golub Capital Partners CLO 24M-R, Ser 2017-24A, Cl AR
1.915%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)(B)	2,600,000	2,588,378
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (A)	3,200,000	3,187,284
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
2.594%, 08/25/34 (B)	17,446	17,523
HPLY Trust, Ser 2019-HIT, Cl A
1.554%, ICE LIBOR USD 1 Month + 1.000%, 11/15/36 (A)(B)	1,551,804	1,516,782
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.061%, 08/25/34 (B)	15,127	15,675
Life Mortgage Trust, Ser 2021-BMR, Cl A
1.254%, ICE LIBOR USD 1 Month + 0.700%, 03/15/38 (A)(B)	1,867,643	1,828,020
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	3,250,000	3,125,368
ME Funding, Ser 2019-1, Cl A2
6.448%, 07/30/49 (A)	1,539,563	1,547,346
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
1.355%, ICE LIBOR USD 1 Month + 0.801%, 04/15/38 (A)(B)	4,650,000	4,559,681
MMAF Equipment Finance, Ser 2019-A, Cl A3
2.840%, 11/13/23 (A)	480,053	480,913
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl ASB
3.069%, 02/15/48	1,018,916	1,015,582
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl A
1.254%, ICE LIBOR USD 1 Month + 0.700%, 11/15/34 (A)(B)	1,300,000	1,293,459

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl B
1.404%, ICE LIBOR USD 1 Month + 0.850%, 11/15/34 (A)(B)	$2,700,000	$2,683,153
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/68 (A)	1,531,290	1,498,464
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/69 (A)	937,582	902,552
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/69 (A)	945,131	878,698
NMEF Funding, Ser 2022-A, Cl A2
2.580%, 10/16/28 (A)	2,375,000	2,331,565
NP SPE II, Ser 2019-1A, Cl A1
2.574%, 09/20/49 (A)	1,158,124	1,084,472
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	1,211,837	1,175,994
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,910,000	1,814,698
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/25 (A)	4,000,000	3,919,430
SBA Small Business Investment, Ser 2013-10A, Cl 1
2.351%, 03/10/23	635,774	631,555
SBA Small Business Investment, Ser 2014-10A, Cl 1
3.191%, 03/10/24	541,558	528,710
SBA Small Business Investment, Ser 2014-10B, Cl 1
3.015%, 09/10/24	190,291	183,006
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/25	1,198,542	1,155,349
SBA Small Business Investment, Ser 2015-10B, Cl 1
2.829%, 09/10/25	786,912	759,846
SBA Small Business Investment, Ser 2016-10A, Cl 1
2.507%, 03/10/26	1,926,413	1,840,285
SBA Small Business Investment, Ser 2016-10B, Cl 1
2.051%, 09/10/26	2,147,235	2,024,384
SBA Small Business Investment, Ser 2017-10A, Cl 1
2.845%, 03/10/27	1,298,122	1,244,970

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SBA Small Business Investment, Ser 2019-10B, Cl 1
2.283%, 09/10/29	$2,793,968	$2,649,559
SBA Small Business Investment, Ser 2020-10B, Cl 1
1.034%, 09/10/30	3,969,597	3,554,778
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49 (A)	2,525,000	2,535,855
SCF Equipment Leasing, Ser 2020-1A, Cl A3
1.190%, 10/20/27 (A)	1,635,295	1,617,824
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	104,317	96,430
SMR Mortgage Trust, Ser 2022-IND, Cl A
2.159%, TSFR1M + 1.650%, 02/15/39 (A)(B)	2,411,476	2,382,013
SMRT, Ser 2022-MINI, Cl A
1.522%, TSFR1M + 1.000%, 01/15/39 (A)(B)	1,035,000	1,019,452
SOFI Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/43 (A)	1,510,433	1,385,919
Transportation Finance Equipment Trust, Ser 2019-1, Cl A4
1.880%, 03/25/24 (A)	3,000,000	2,986,348
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl A3
3.581%, 12/15/50	2,550,000	2,501,964
United States Small Business Administration, Ser 2005-20F, Cl 1
4.570%, 06/01/25	49,822	49,634
United States Small Business Administration, Ser 2020-10E, Cl 1
0.700%, 09/01/30	1,381,038	1,263,421
Westgate Resorts, Ser 2020-1A, Cl A
2.713%, 03/20/34 (A)	1,507,755	1,496,223
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/45	2,615,000	2,609,384
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl ASB
2.453%, 12/15/45	54,872	54,865

		102,251,228

Total Asset-Backed Securities (Cost $126,528,443)		122,766,205

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — 2.3%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 2.2%
FHLB
3.250%, 06/09/23	$1,520,000	$1,536,033
2.250%, 12/08/23	1,280,000	1,274,081
FHLMC
5.000%, 07/01/35	147,467	156,478
0.375%, 05/05/23	1,250,000	1,227,249
FHLMC, Ser 2019-4911, Cl HG
2.250%, 04/15/49	390,844	366,005
FHLMC, Ser 2020-5037, Cl NE
2.500%, 05/25/39	1,805,126	1,718,496
FNMA
5.000%, 03/01/34	118,529	126,052
4.500%, 08/01/38	235,241	245,214
4.000%, 03/01/31	216,491	217,380
3.500%, 11/01/34	2,503,587	2,512,464
FNMA, Ser 2009-62, Cl WA
5.578%, 08/25/39 (B)	37,135	38,865
FNMA, Ser 2013-9, Cl AE
1.750%, 03/25/39	202,621	201,016
FNMA, Ser M15, Cl A
2.536%, 10/25/22 (B)	689,693	690,173
GNMA 2.136%, ICE LIBOR USD 1 Month +
1.905%, 06/20/61 (B)	181,965	185,643
GNMA, Ser 131, Cl A
2.200%, 04/16/57	199,351	198,846
GNMA, Ser 17, Cl AM
3.335%, 06/16/48 (B)	197,874	197,326
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	41,068	41,054
GNMA, Ser 2017-99, Cl WA
4.784%, 12/20/32 (B)	405,257	416,850
GNMA, Ser 27, Cl A
1.614%, 07/16/39	98,847	98,585

		11,447,810

Other Mortgage-Backed Obligation — 0.1%
SBA 1.250%, Prime Rate + -
2.250%, 09/25/28 (B)	106,367	107,839
0.900%, Prime Rate + - 2.600%, 01/25/26 (B)	124,725	125,150
0.890%, Prime Rate + - 2.610%, 05/25/39 (B)	290,306	294,521

		527,510

Total Mortgage-Backed Securities (Cost $12,242,390)		11,975,320

MUNICIPAL BONDS — 2.1%

	Face Amount	Value
California — 0.5%
City of Union City California, RB
5.920%, 07/01/24	$2,470,000	$2,545,750

Illinois — 0.4%
Sales Tax Securitization, Ser B, RB
2.225%, 01/01/24	1,800,000	1,766,100

New Jersey — 0.7%
New Jersey Economic Development Authority, Ser B, RB
0.000%, 02/15/24 (C)	2,250,000	2,114,726
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/23	1,750,000	1,740,170

		3,854,896

New York — 0.5%
County of Suffolk New York, Ser C, GO
1.607%, 06/15/25	1,800,000	1,698,151
Utility Debt Securitization Authority, Ser T, RB
3.435%, 12/15/25	1,154,000	1,156,287

		2,854,438

Total Municipal Bonds (Cost $11,345,540)		11,021,184

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%

	Face Amount	Value
Export-Import Bank of the United States
2.628%, 11/12/26	$2,510,231	$2,478,935
1.900%, 07/12/24	969,686	958,513
United States International Development Finance
2.820%, 03/20/24	2,533,333	2,532,317
2.290%, 09/15/26	1,280,635	1,263,726
0.000%, 08/16/24(C)	3,000,000	3,182,198

Total U.S. Government Agency Obligations (Cost $10,598,887)		10,415,689

Total Investments in Securities— 98.7% (Cost $530,656,033)		$512,331,907

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2022 (Unaudited)

Percentages are based on Net Assets of $518,976,913.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2022 was $164,718,376 and represented 31.7% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

Cl — Class
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$221,560,890	$—	$221,560,890
U.S. Treasury Obligations	13,814,694	120,777,925	—	134,592,619
Asset-Backed Securities	—	122,766,205	—	122,766,205
Mortgage-Backed Securities	—	11,975,320	—	11,975,320
Municipal Bonds	—	11,021,184	—	11,021,184
U.S. Government Agency Obligations	—	10,415,689	—	10,415,689

Total Investments in Securities	$13,814,694	$498,517,213	$—	$512,331,907

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 34.8%

	Face Amount	Value

COMMUNICATION SERVICES — 2.6%
CCO Holdings
5.000%, 02/01/28(A)	$1,500,000	$1,428,990
CommScope
6.000%, 03/01/26(A)	1,060,000	999,792
Crown Castle Towers
3.663%, 05/15/25(A)	2,450,000	2,417,575
Gray Escrow II
5.375%, 11/15/31(A)	1,500,000	1,292,940
Lumen Technologies
5.125%, 12/15/26(A)	750,000	675,000
Nexstar Media
5.625%, 07/15/27(A)	1,500,000	1,459,695
Sprint Spectrum
5.152%, 03/20/28(A)	1,465,000	1,508,118
Time Warner Entertainment
8.375%, 03/15/23	1,500,000	1,567,396
T-Mobile USA
3.750%, 04/15/27	1,500,000	1,460,257

		12,809,763

CONSUMER DISCRETIONARY — 4.2%
Block Financial
2.500%, 07/15/28	1,750,000	1,552,983
Elanco Animal Health
6.400%, 08/28/28	795,000	815,869
General Motors Financial
5.100%, 01/17/24	1,080,000	1,104,198
4.300%, 07/13/25	1,577,000	1,582,406
1.407%, U.S. SOFR + 1.200%, 11/17/23(B)	1,765,000	1,767,061
Hilton Domestic Operating
3.750%, 05/01/29(A)	1,500,000	1,359,030

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Howard University
2.416%, 10/01/24	$1,250,000	$1,212,692
Lennar
5.250%, 06/01/26	1,500,000	1,549,900
Marriott International
4.650%, 12/01/28	1,500,000	1,476,226
Mattel
3.375%, 04/01/26(A)	1,500,000	1,458,750
Mileage Plus Holdings
6.500%, 06/20/27(A)	2,000,000	2,040,000
Prime Security Services Borrower
3.375%, 08/31/27(A)	2,000,000	1,711,980
US Foods
6.250%, 04/15/25(A)	1,500,000	1,541,250
XLIT
4.450%, 03/31/25	1,400,000	1,421,533

		20,593,878

CONSUMER STAPLES — 2.9%
Albertsons
5.875%, 02/15/28(A)	1,600,000	1,554,000
Barry Callebaut Services
5.500%, 06/15/23(A)	2,000,000	2,032,395
CVS Pass-Through Trust
6.036%, 12/10/28	1,740,845	1,837,294
Darling Ingredients
5.250%, 04/15/27(A)	1,000,000	1,000,000
Delta Air Lines
4.750%, 10/20/28(A)	500,000	495,971
Ethiopian Leasing 2012
2.566%, 08/14/26	755,571	739,430
Ferrellgas
5.375%, 04/01/26(A)	2,000,000	1,810,000
Kraft Heinz Foods
3.000%, 06/01/26	1,388,000	1,328,197
Pilgrim’s Pride
5.875%, 09/30/27(A)	1,000,000	1,007,305
Williams Scotsman International
4.625%, 08/15/28(A)	1,800,000	1,703,610
YMCA of Greater New York
2.303%, 08/01/26	1,000,000	944,045

		14,452,247

ENERGY — 1.1%
Cheniere Energy Partners
4.500%, 10/01/29	1,750,000	1,675,625
Continental Resources
3.800%, 06/01/24	980,000	981,646
2.268%, 11/15/26(A)	500,000	456,765

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Petroleos Mexicanos
7.690%, 01/23/50	$295,000	$231,132
Southwestern Energy
5.375%, 03/15/30	1,500,000	1,481,025
Sunoco
4.500%, 05/15/29	1,000,000	899,230

		5,725,423

FINANCIALS — 16.7%
AerCap Ireland Capital DAC
3.000%, 10/29/28	500,000	435,091
Ahold Lease Series 2001-A-2 Pass Through Trust
8.620%, 01/02/25	161,001	170,551
Allianz
3.200%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.165%(A)(B)(C)	1,600,000	1,299,520
American Tower Trust #1
3.652%, 03/23/28(A)	2,125,000	2,096,347
Athene Global Funding
2.500%, 03/24/28(A)	1,750,000	1,552,921
0.927%, U.S. SOFR + 0.700%, 05/24/24(A)(B)	2,060,000	2,036,102
Banco Santander
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.753%(B)(C)	2,000,000	1,766,638
Bank of America MTN
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/27(B)	1,750,000	1,699,195
Bank of Montreal MTN
0.949%, SOFRINDX + 0.680%, 03/10/23(B)	2,235,000	2,237,123
Bank of New Zealand
2.000%, 02/21/25(A)	2,500,000	2,394,866
Bank of Nova Scotia
3.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.613%, 10/27/81(B)	1,000,000	799,124
0.827%, SOFRINDX + 0.550%, 09/15/23(B)	2,530,000	2,525,127
Banque Federative du Credit Mutuel
1.604%, 10/04/26(A)	2,000,000	1,798,502

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
BGC Partners
4.375%, 12/15/25	$1,750,000	$1,735,607
Blue Owl Finance
3.125%, 06/10/31(A)	845,000	678,065
BNP Paribas
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340%(A)(B)(C)	1,250,000	1,053,063
Canadian Imperial Bank of Commerce
1.093%, U.S. SOFR + 0.800%, 03/17/23(B)	1,805,000	1,808,056
Cantor Fitzgerald
6.500%, 06/17/22(A)	1,050,000	1,054,812
4.875%, 05/01/24(A)	1,140,000	1,161,023
Capital One Financial
0.956%, U.S. SOFR + 0.690%, 12/06/24(B)	2,320,000	2,311,810
CES MU2
2.166%, 12/16/26	1,035,614	1,011,479
Citigroup
3.106%, U.S. SOFR + 2.842%, 04/08/26(B)	1,000,000	968,558
Cloverie for Zurich Insurance MTN
5.625%, ICE LIBOR USD 3 Month + 4.918%, 06/24/46(B)	1,550,000	1,580,269
Commonwealth Bank of Australia
0.696%, U.S. SOFR + 0.400%, 07/07/25(A)(B)	2,700,000	2,676,197
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/26(A)(B)	1,000,000	928,944
Deutsche Bank MTN
4.296%, USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28(B)	1,650,000	1,618,890
DY9 Leasing
2.372%, 03/19/27	1,486,662	1,457,359
Equitable Financial Life Global Funding
1.400%, 07/07/25(A)	1,000,000	932,395
Federation des Caisses Desjardins du Quebec
2.050%, 02/10/25(A)	1,500,000	1,429,731
Fort Benning Family Communities
0.904%, ICE LIBOR USD 1 Month + 0.350%, 01/15/36(A)(B)	955,800	754,944

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
GA Global Funding Trust
1.625%, 01/15/26(A)	$1,000,000	$912,832
1.000%, 04/08/24(A)	1,000,000	949,188
Goldman Sachs Group
4.250%, 10/21/25	1,750,000	1,752,814
3.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.915%(B)(C)	2,000,000	1,735,000
Golub Capital BDC
2.500%, 08/24/26	960,000	856,239
HSBC Holdings
4.292%, ICE LIBOR USD 3 Month + 1.348%, 09/12/26(B)	1,750,000	1,740,405
Jefferies Finance
5.000%, 08/15/28(A)	875,000	796,259
John Hancock Life Insurance
7.375%, 02/15/24(A)	1,500,000	1,598,003
JPMorgan Chase
3.559%, ICE LIBOR USD 3 Month + 0.730%, 04/23/24(B)	2,000,000	2,001,742
Kansas City Southern
3.850%, 11/15/23	435,000	438,150
Liberty Mutual Insurance
7.875%, 10/15/26(A)	1,250,000	1,435,507
Metropolitan Life Global Funding I MTN 0.866%, U.S. SOFR + 0.570%, 01/13/23(A)(B)	1,235,000	1,236,124
Morgan Stanley MTN 5.000%, 11/24/25	1,750,000	1,797,583
MSCI 3.250%, 08/15/33(A)	950,000	802,750
National Australia Bank 0.676%, U.S. SOFR + 0.380%, 01/12/25(A)(B)	1,930,000	1,922,063
NatWest Group 6.000%, 12/19/23	1,500,000	1,540,863
Owl Rock Capital 2.625%, 01/15/27	2,580,000	2,275,530
Pershing Road Development 0.923%, ICE LIBOR USD 3 Month + 0.400%, 09/01/26(A)(B)	878,138	843,013
Prudential Financial 5.700%, ICE LIBOR USD 3 Month + 2.665%, 09/15/48(B)	2,115,000	2,114,915

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Prudential Insurance of America 8.300%, 07/01/25(A)	$800,000	$900,483
Reliance Standard Life Global Funding II 2.500%, 10/30/24(A)	1,000,000	973,850
SBA Tower Trust 2.836%, 01/15/25(A)	2,250,000	2,184,436
Societe Generale 5.000%, 01/17/24(A)	1,500,000	1,517,709
Swiss Re Treasury US 2.875%, 12/06/22(A)	1,725,000	1,726,783
Truist Bank 2.636%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.150%, 09/17/29(B)	2,000,000	1,937,110
TTX MTN 3.600%, 01/15/25(A)	700,000	703,004
UBS Group 1.494%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.850%, 08/10/27(A)(B)	950,000	843,515
Ulani MSN 35940 2.227%, 05/16/25	331,771	327,937

		81,836,116

INDUSTRIALS — 4.3%
American Airlines Class A Pass Through Trust, Cl A 4.950%, 01/15/23	2,553,457	2,536,620
Carlisle 3.750%, 11/15/22	1,000,000	1,001,924
Caterpillar Financial Services MTN 0.357%, U.S. SOFR + 0.150%, 11/17/22(B)	1,590,000	1,588,513
Clean Harbors 5.125%, 07/15/29(A)	1,500,000	1,477,500
Delta Air Lines 4.500%, 10/20/25(A)	1,500,000	1,490,420
JetBlue 2020-1 Class B Pass Through Trust 7.750%, 11/15/28	1,565,616	1,677,435
Lennox International 3.000%, 11/15/23	1,500,000	1,491,270
Protective Life Global Funding 1.170%, 07/15/25	1,425,000	1,313,895

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Sensata Technologies 3.750%, 02/15/31(A)	$1,475,000	$1,247,171
Southwest Airlines 5.250%, 05/04/25	1,500,000	1,551,396
Spirit Airlines Pass Through Trust 2017-1A 3.650%, 02/15/30	1,016,908	922,507
Union Pacific Railroad 2005 Pass Through Trust 5.082%, 01/02/29	317,336	330,635
United Rentals North America 4.875%, 01/15/28	1,000,000	973,060
3.875%, 02/15/31	500,000	440,900
Vessel Management Services 5.125%, 04/16/35	1,083,000	1,174,897
Weir Group 2.200%, 05/13/26(A)	1,000,000	905,533
Westinghouse Air Brake Technologies 3.200%, 06/15/25	1,075,000	1,038,967

		21,162,643

INFORMATION TECHNOLOGY — 1.6%
Diebold Nixdorf 9.375%, 07/15/25(A)	970,000	849,245
Infor 1.750%, 07/15/25(A)	1,000,000	931,930
Kyndryl Holdings 2.050%, 10/15/26(A)	1,000,000	873,518
Microchip Technology 4.250%, 09/01/25	1,500,000	1,488,250
Qorvo 4.375%, 10/15/29	1,500,000	1,393,575
TD SYNNEX 1.250%, 08/09/24(A)	1,000,000	940,657
VMware 4.500%, 05/15/25	1,400,000	1,419,282

		7,896,457

MATERIALS — 1.0%
Berry Global 4.875%, 07/15/26(A)	1,500,000	1,490,775
Dow Chemical
7.375%, 03/01/23	600,000	620,886
International Flavors & Fragrances
1.832%, 10/15/27(A)	1,500,000	1,323,067
Vulcan Materials
4.500%, 04/01/25	1,215,000	1,245,690

		4,680,418

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — 0.4%
NRG Energy
3.875%, 02/15/32(A)	$ 2,000,000	$1,669,490

Total Corporate Obligations (Cost $182,743,196)		170,826,435

U.S. TREASURY OBLIGATIONS — 29.3%

	Face Amount	Value
U.S. Treasury Notes
0.961%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/23(B)	$13,180,000	$13,194,586
0.947%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/23(B)	20,130,000	20,167,051
0.946%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/23(B)	3,190,000	3,193,872
0.941%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/23(B)	4,015,000	4,021,356
2.750%, 07/31/23	6,500,000	6,530,215
2.500%, 04/30/24	10,000,000	9,961,328
2.500%, 01/31/25	2,440,000	2,417,220
2.375%, 08/15/24	23,350,000	23,121,973
1.875%, 02/28/27	13,800,000	13,156,359
1.875%, 02/15/32	30,890,000	28,245,044
1.750%, 12/31/24	8,000,000	7,773,438
1.625%, 10/31/23	1,500,000	1,480,606
1.125%, 02/28/25	600,000	571,898
0.250%, 04/15/23	10,250,000	10,071,826

Total U.S. Treasury Obligations (Cost $146,736,187)		143,906,772

ASSET-BACKED SECURITIES — 20.9%

	Face Amount	Value

Automotive — 2.3%
Carvana Auto Receivables Trust, Ser 2019-3A, Cl C
2.710%, 10/15/24 (A)	$1,301,411	$1,302,473

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	$1,000,000	$971,856
Flagship Credit Auto Trust, Ser 2019-3, Cl E
3.840%, 12/15/26 (A)	1,175,000	1,143,402
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl C 2.560%, 07/22/24	2,260,000	2,248,871
GTE Auto Receivables Trust, Ser 2019-1, Cl A3 2.390%, 08/15/24 (A)	360,945	360,666
Hertz Vehicle Financing III, Ser 2022-1A, Cl A 1.990%, 06/25/26 (A)	1,000,000	945,623
Hertz Vehicle Financing, Ser 2021-1A, Cl B 1.560%, 12/26/25 (A)	1,500,000	1,410,284
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl C 1.440%, 04/15/27 (A)	2,750,000	2,620,434

		11,003,609

Other Asset-Backed Securities — 18.6%
Aligned Data Centers Issuer, Ser 2021-1A, Cl A2 1.937%, 08/15/46 (A)	1,500,000	—
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2 2.630%, 06/20/24 (A)	435,029	435,649
Aqua Finance Trust, Ser 2021-A, Cl A 1.540%, 07/17/46 (A)	816,551	770,180
Avant Credit Card Master Trust, Ser 2021-1A, Cl A 1.370%, 04/15/27 (A)	2,000,000	1,886,417
Bellemeade Re, Ser 2021-2A, Cl M1B 1.789%, SOFR30A + 1.500%, 06/25/31 (A)(B)	1,500,000	1,464,435
Blackrock Rainier CLO VI, Ser 2021-6A, Cl A 2.763%, ICE LIBOR USD 3 Month + 1.700%, 04/20/33 (A)(B)	1,500,000	1,486,947
Business Jet Securities, Ser 2021-1A, Cl A 2.162%, 04/15/36 (A)	1,162,654	1,069,942

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C 1.654%, ICE LIBOR USD 1 Month + 1.100%, 09/15/36 (A)(B)	$1,250,000	$1,207,336
Cajun Global, Ser 2021-1, Cl A2 3.931%, 11/20/51 (A)	1,494,375	1,396,120
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3 3.839%, 12/10/54	1,750,000	1,738,862
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl AS 4.026%, 05/10/47	1,650,000	—
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4 3.635%, 10/10/47	750,000	747,268
CLI Funding VI, Ser 2020-1A, Cl A 2.080%, 09/18/45 (A)	1,664,500	1,525,171
COMM Mortgage Trust, Ser 2020-CBM, Cl A2 2.896%, 02/10/37 (A)	600,000	576,213
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B 1.400%, 03/25/52 (A)	742,907	692,254
CoreVest American Finance Trust, Ser 2020-3, Cl A 1.358%, 08/15/53 (A)	682,593	616,095
Corevest American Finance Trust, Ser 2020-4, Cl A 1.174%, 12/15/52 (A)	531,549	483,344
CSMC Trust, Ser 2017-MOON, Cl A 3.197%, 07/10/34 (A)	1,500,000	1,498,112
DBCG Mortgage Trust, Ser 2017-BBG, Cl A 1.255%, ICE LIBOR USD 1 Month + 0.700%, 06/15/34 (A)(B)	1,229,614	1,214,926
EDvestinU Private Education Loan Issue No. 1, Ser 2019-A, Cl A 3.580%, 11/25/38 (A)	823,061	808,099
EDvestinU Private Education Loan Issue No. 3, Ser 2021-A, Cl A 1.800%, 11/25/45 (A)	577,296	524,832

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Extended Stay America Trust, Ser 2021-ESH, Cl B 1.935%, ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)(B)	$447,247	$441,112
FirstKey HomesTrust, Ser 2020-SFR2, Cl A 1.266%, 10/19/37 (A)	995,520	906,826
FREED ABS Trust, Ser 2022-2CP, Cl A 3.030%, 05/18/29 (A)	2,000,000	1,994,042
Golub Capital Partners CLO 24M-R, Ser 2017-24A, Cl AR 1.915%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)(B)	1,600,000	1,592,848
GS Mortgage Securities Corportation Trust, Ser 2021-IP, Cl A 1.504%, ICE LIBOR USD 1 Month + 0.950%, 10/15/36 (A)(B)	2,000,000	1,958,844
GS Mortgage Securities II, Ser 2012-BWTR, Cl A 2.954%, 11/05/34 (A)	1,750,000	1,743,046
GS Mortgage Securities II, Ser 2013-GC10, Cl A4 2.681%, 02/10/46	1,789,673	1,791,330
GS Mortgage Securities Trust, Ser 2013-GC12, Cl A3 2.860%, 06/10/46	870,000	866,871
Guggenheim MM CLO, Ser 2021-3A, Cl A 2.648%, ICE LIBOR USD 3 Month + 1.550%, 01/21/34 (A)(B)	2,000,000	1,976,628
Hardee’s Funding, Ser 2021-1A, Cl A2 2.865%, 06/20/51 (A)	1,364,688	1,205,065
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3 4.787%, 03/25/36 (B)	40,889	11,919
Hotwire Funding, Ser 2021-1, Cl A2 2.311%, 11/20/51 (A)	1,000,000	917,322
HPLY Trust, Ser 2019-HIT, Cl B 1.904%, ICE LIBOR USD 1 Month + 1.350%, 11/15/36 (A)(B)	1,163,853	1,143,247

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Issuer, Ser 2021-1, Cl A2 3.734%, 07/30/51 (A)	$1,691,500	$1,467,686
ITE Rail Fund Levered, Ser 2021-1A, Cl A 2.250%, 02/28/51 (A)	1,185,509	1,074,884
ITE Rail Fund Levered, Ser 2021-3A, Cl A 2.210%, 06/28/51 (A)	2,411,926	2,195,681
Jersey Mike’s Funding, Ser 2019-1A, Cl A2 4.433%, 02/15/50 (A)	1,645,875	1,594,064
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-C10, Cl B 3.674%, 12/15/47 (B)	3,900,000	3,891,124
Laurel Road Prime Student Loan Trust, Ser 2019-A, Cl A2FX 2.730%, 10/25/48 (A)	553,914	548,868
Life Mortgage Trust, Ser 2021-BMR, Cl C 1.654%, ICE LIBOR USD 1 Month + 1.100%, 03/15/38 (A)(B)	737,228	709,131
Maranon Loan Funding, Ser 2021-2RA, Cl A1R 2.734%, ICE LIBOR USD 3 Month + 1.690%, 07/15/33 (A)(B)	1,750,000	1,745,275
Mariner Finance Issuance Trust, Ser 2021-AA, Cl A 1.860%, 03/20/36 (A)	1,150,000	1,034,208
Massachusetts Educational Financing Authority, Ser 2020-A, Cl A 2.300%, 02/25/40	887,375	870,048
ME Funding, Ser 2019-1, Cl A2 6.448%, 07/30/49 (A)	1,490,688	1,498,224
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A 1.355%, ICE LIBOR USD 1 Month + 0.801%, 04/15/38 (A)(B)	2,500,000	2,451,441
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl B 3.708%, 05/15/46 (B)	1,700,000	1,687,089

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl A 1.254%, ICE LIBOR USD 1 Month + 0.700%, 11/15/34 (A)(B)	$1,200,000	$1,193,962
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl B 1.404%, ICE LIBOR USD 1 Month + 0.850%, 11/15/34 (A)(B)	640,000	636,007
Motel Trust, Ser 2021-MTL6, Cl B 1.754%, ICE LIBOR USD 1 Month + 1.200%, 09/15/38 (A)(B)	734,145	722,253
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2 2.600%, 08/15/68 (A)	1,204,280	1,187,904
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A 2.400%, 10/15/68 (A)	385,230	376,972
Newday Funding Master Issuer, Ser 2021-1A, Cl A2 1.320%, U.S. SOFR + 1.100%, 03/15/29 (A)(B)	2,000,000	1,996,646
Octane Receivables Trust, Ser 2021-2A, Cl A 1.210%, 09/20/28 (A)	796,944	773,058
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A 1.590%, 05/17/27 (A)	1,250,000	1,187,629
One Market Plaza Trust, Ser 2017-1MKT, Cl A 3.614%, 02/10/32 (A)	2,372,000	2,361,932
PFS Financing, Ser 2020-A, Cl A 1.270%, 06/15/25 (A)	2,000,000	1,959,715
SBA Small Business Investment, Ser 2018-10A, Cl 1 3.187%, 03/10/28	642,406	625,154
SCF Equipment Leasing, Ser 2020-1A, Cl C 2.600%, 08/21/28 (A)	1,000,000	964,398
Sequoia Mortgage Trust, Ser 2014-4, Cl A6 3.500%, 11/25/44 (A)(B)	304,210	288,568
ServiceMaster Funding, Ser 2020-1, Cl A2I 2.841%, 01/30/51 (A)	990,000	874,712

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SERVPRO Master Issuer, Ser 2019-1A, Cl A2 3.882%, 10/25/49 (A)	$1,755,000	$1,685,335
SOFI PROFESSIONAL LOAN PROGRAM, Ser 2017-F, Cl A2FX 2.840%, 01/25/41 (A)	653,439	651,540
Summit Issuer, Ser 2020-1A, Cl A2 2.290%, 12/20/50 (A)	1,250,000	1,144,073
TICP CLO XI, Ser 2018-11A, Cl E 7.063%, ICE LIBOR USD 3 MONTH + 6.000%, 10/20/31 (A)(B)	700,000	675,933
Tricon American Homes, Ser 2020-SFR1, Cl A 1.499%, 07/17/38 (A)	997,962	907,523
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5 2.850%, 12/10/45	435,000	435,409
United States Small Business Administration, Ser 2004-20C, Cl 1 4.340%, 03/01/24	276,191	275,100
United States Small Business Administration, Ser 2011-20D, Cl 1 4.050%, 04/01/31	463,798	457,254
United States Small Business Administration, Ser 2013-20D, Cl 1 2.080%, 04/01/33	311,276	293,421
VASA Trust, Ser 2021-VASA, Cl A 1.454%, ICE LIBOR USD 1 Month + 0.900%, 07/15/39 (A)(B)	2,000,000	1,954,845
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A4 2.942%, 10/15/49	1,500,000	1,443,809
Wells Fargo Commercial Mortgage Trust, Ser 2017-C40, Cl A4 3.581%, 10/15/50	1,500,000	1,470,419
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4 4.153%, 08/15/46 (B)	2,000,000	2,013,107
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl B 4.654%, 08/15/46 (B)	1,000,000	959,418

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B 4.723%, 03/15/47 (B)	$2,093,258	$2,066,685
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A 2.490%, 04/15/26	2,500,000	2,504,411

		91,546,217

Total Asset-Backed Securities (Cost $109,802,890)		102,549,826

COMMON STOCK — 8.9%

	Shares	Value

DIVERSIFIED — 8.7%
Accelerate Acquisition	42,000	$414,120
African Gold Acquisition *	44,000	436,040
Americas Technology Acquisition Corp *	44,858	461,589
Anzu Special Acquisition I *	89,148	886,131
Apollo Strategic Growth Capital II *	85,000	843,149
Arctos NorthStar Acquisition	70,000	695,800
Ares Acquisition *	90,000	891,000
Arrowroot Acquisition	85,000	842,350
Atlas Crest Investment II *	60,884	600,931
Austerlitz Acquisition II	23,645	234,558
Authentic Equity Acquisition *	87,451	871,012
B Riley Principal 250 Merger *	7,000	69,370
Big Sky Growth Partners *	6,870	68,013
Black Spade Acquisition *	39,989	393,492
BlueRiver Acquisition	25,245	249,895
BOA Acquisition	50,000	498,500
Broadscale Acquisition	75,000	749,250
Carney Technology Acquisition II *	50,000	497,500
CC Neuberger Principal Holdings II *	34,325	349,085
CC Neuberger Principal Holdings III *	45,630	453,106
CF Acquisition IV *	78,100	776,314
Churchill Capital V *	152,067	1,521,689
Churchill Capital VI *	122,801	1,218,186
Churchill Capital VII	122,801	1,215,730
Clarim Acquisition *	88,000	870,320
Climate Real Impact Solutions II Acquisition *	23,674	233,899

COMMON STOCK — continued

	Shares	Value
Cohn Robbins Holdings *	9,706	$99,487
Colonnade Acquisition II	44,000	433,400
Compute Health Acquisition *	20,000	198,200
Constellation Acquisition I	57,908	576,185
Corner Growth Acquisition *	2,329	23,080
D & Z Media Acquisition	50,000	494,000
DILA Capital Acquisition *	10,000	100,600
Edify Acquisition	55,393	547,283
Equity Distribution Acquisition *	100,350	1,002,497
Figure Acquisition I *	6,871	68,229
Fortress Value Acquisition III *	12,766	126,830
FTAC Hera Acquisition *	60,800	601,920
Fusion Acquisition II	44,000	432,520
Gaming & Hospitality Acquisition	44,000	435,600
Goal Acquisitions	42,229	423,979
Golden Falcon Acquisition *	88,000	873,840
Gores Holdings VII *	15,000	148,650
Hamilton Lane Alliance Holdings I *	44,001	436,930
Haymaker Acquisition III *	119,980	1,203,399
Health Assurance Acquisition *	48,172	480,275
Hudson Executive Investment II	35,900	353,974
Hudson Executive Investment III *	50,000	493,250
Huttig Building Products *	4,200	44,856
Jack Creek Investment *	92,804	919,688
Jaws Mustang Acquisition *	51,132	509,786
JOFF Fintech Acquisition	60,000	591,000
Kadem Sustainable Impact	50,450	499,455
Kernel Group Holdings	53,171	527,988
Landcadia Holdings IV *	21,100	215,853
Lazard Growth Acquisition I *	36,058	356,253
Live Oak Mobility Acquisition *	26,662	264,895
Marlin Technology *	15,677	155,986
Mason Industrial Technology *	50,000	494,000
New Vista Acquisition	60,152	597,911
Newbury Street Acquisition *	54,000	533,520
North Atlantic Acquisition	58,023	583,131
North Mountain Merger *	36,167	365,287
Peridot Acquisition II *	44,000	435,600
Pontem *	60,000	595,200
Powered Brands	94,026	934,618
Priveterra Acquisition *	50,000	495,500
Progress Acquisition	50,000	498,500

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
DIVERSIFIED — continued
Property Solutions Acquisition II	6,895	67,916
PropTech Investment II *	44,000	437,800
Provident Acquisition *	15,819	158,348
Recharge Acquisition *	64,999	654,540
RMG Acquisition III *	44,773	443,253
Ross Acquisition II *	44,000	439,129
ScION Tech Growth I *	47,026	466,028
ScION Tech Growth II	21,675	214,366
SportsTek Acquisition	65,896	652,370
Sustainable Development Acquisition I *	43,466	430,313
Tailwind International Acquisition *	50,215	496,124
TCW Special Purpose Acquisition	90,000	891,900
Tekkorp Digital Acquisition *	55,342	556,187
Thunder Bridge Capital Partners III *	31,213	309,321
Tio Tech A *	7,000	69,510
TZP Strategies Acquisition	43,132	427,869
VectoIQ Acquisition II *	12,953	128,753
Virgin Group Acquisition II *	27,000	270,000
Z-Work Acquisition *	25,901	256,420

		42,884,331

ENERGY — 0.1%
Blueknight Energy Partners	43,100	196,536

FINANCIALS — 0.0%
Randolph Bancorp	247	6,506

INDUSTRIALS — 0.0%
Cornerstone Building Brands *	4,658	113,608

INFORMATION TECHNOLOGY — 0.1%
Anaplan *	3,500	227,465
Sailpoint Technologies Holdings *	3,500	223,405

		450,870

Total Common Stock (Cost $44,047,049)		43,651,851

MORTGAGE-BACKED SECURITIES — 2.8%

	Face Amount	Value

Agency Mortgage-Backed Obligation — 1.2%
FHLMC
6.000%, 03/01/23	$677	$681
4.500%, 04/01/25	26,633	27,236
FHLMC, Ser 2014-4302, Cl AB 1.750%, 11/15/29	51,435	51,170

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC, Ser 2016-4578, Cl CD 3.500%, 06/15/50 (B)	$95,146	$94,894
FHLMC, Ser 2019-4911, Cl HG 2.250%, 04/15/49	305,133	285,741
FNMA 4.500%, 05/01/31	93,682	95,613
4.000%, 02/01/45	431,300	436,622
4.000%, 03/01/31	55,925	56,154
2.726%, 06/01/23 (B)	2,062,333	2,060,830
FNMA, Ser 2014-92, Cl BD 2.500%, 02/25/44	64,818	64,141
FREMF Mortgage Trust, Ser 2017-K61, Cl C 3.814%, 12/25/49 (A)(B)	770,000	731,185
GNMA 2.140%, 08/15/23	237,688	237,321
GNMA, Ser 17, Cl AM 3.335%, 06/16/48 (B)	175,260	174,774
GNMA, Ser 2014-4, Cl EC 2.000%, 03/16/26	116,477	115,524
GNMA, Ser 2017-153, Cl WA 4.696%, 06/20/36 (B)	430,130	444,201
GNMA, Ser 27, Cl A 1.614%, 07/16/39	40,120	40,014
GNMA, Ser 51, Cl AB 2.350%, 04/16/57	420,589	415,659
GNMA, Ser 59, Cl PA 2.750%, 06/16/56	592,604	560,706

		5,892,466

Non-Agency Mortgage-Backed Obligation — 1.6%
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2 3.068%, ICE LIBOR USD 1 MONTH + 2.400%, 04/25/31 (A)(B)	191,369	191,369
CSMC Trust, Ser 2016-NXSR, Cl AS 4.049%, 12/15/49 (B)	1,455,000	1,441,066
GS Mortgage Securities II, Ser GC10, Cl B 3.682%, 02/10/46 (A)	2,465,000	2,460,002
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl AS 3.800%, 01/15/48	2,089,000	2,064,416
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1 2.633%, 09/25/59 (A)(B)	293,863	288,227

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
SBA 1.125%, Prime Rate + -2.375%, 04/25/29 (B)	$346,870	$353,946
1.000%, Prime Rate + -2.500%, 04/25/28 (B)	86,318	87,633
0.880%, Prime Rate + -2.620%, 05/25/31 (B)	139,678	141,334
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D 3.000%, 03/15/52 (A)	950,000	757,638

		7,785,631

Total Mortgage-Backed Securities
(Cost $14,161,189)		13,678,097

MUNICIPAL BONDS — 1.4%

	Face Amount	Value

Florida — 0.2%
Sumter Landing Community Development District, RB 3.282%, 10/01/26	$1,250,000	$1,234,719

Guam — 0.2%
Antonio B Won Pat International Airport Authority, Ser B, RB 3.133%, 10/01/24	1,000,000	991,141

		991,141

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, RB 2.551%, 06/15/23	1,250,000	1,242,979

New York — 0.2%
New York State, Transportation Development, RB 1.610%, 12/01/22	825,000	821,947

Ohio — 0.2%
City of Cleveland Ohio Airport System Revenue, Ser A, RB 2.309%, 01/01/24	1,000,000	986,164

Pennsylvania — 0.3%
School District of Philadelphia, GO 3.738%, 09/01/23	1,275,000	1,279,095

MUNICIPAL BONDS — continued

	Face Amount	Value

Texas — 0.1%
Tarrant County Cultural Education Facilities Finance, RB 1.356%, 09/01/24	$500,000	$480,244

Total Municipal Bonds (Cost $7,158,112)		7,036,289

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%

	Face Amount	Value
Export-Import Bank of the United States 2.702%, 08/20/26	$1,127,175	$1,115,780
1.900%, 07/12/24	487,409	481,793
1.822%, 05/03/25	554,718	543,342

Total U.S. Government Agency Obligations (Cost $2,230,724)		2,140,915

PREFERRED STOCK — 0.0%

	Shares	Value

CONSUMER DISCRETIONARY — 0.0%
Franchise Group, 7.500%, (C)	4,450	$ 110,582

Total Preferred Stock (Cost $112,140)		110,582

RIGHTS — 0.0%

	Number Of Rights

Media General*	39,120	$ —

Total Rights (Cost $–)		—

Total Investments in Securities — 98.6% (Cost $506,991,487)		$ 483,900,767

Percentages are based on Net Assets of $490,671,691.

*	Non-income producing security.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2022 (Unaudited)

“accredited investors”. The total value of these securities at April 30, 2022 was $161,954,245 and represented 33.0% of Net Assets.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$170,826,435	$—	$170,826,435
U.S. Treasury Obligations	23,121,973	120,784,799	—	143,906,772
Asset-Backed Securities	—	102,549,826	—	102,549,826
Common Stock	43,651,851	—	—	43,651,851
Mortgage-Backed Securities	—	13,678,097	—	13,678,097
Municipal Bonds	—	7,036,289	—	7,036,289
U.S. Government Agency Obligations	—	2,140,915	—	2,140,915
Preferred Stock	—	110,582	—	110,582
Rights	—	—	—	—

Total Investments in Securities	$66,773,824	$417,126,943	$—	$483,900,767

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 36.9%

	Face Amount	Value
U.S. Treasury Bond
3.000%, 02/15/49	$985,000	$981,614
2.500%, 02/15/45	30,190,000	26,812,494
2.500%, 02/15/46	1,775,000	1,579,889
2.375%, 11/15/49	395,000	348,881
2.375%, 05/15/51	760,000	672,125
2.000%, 11/15/41	1,305,000	1,082,946
2.000%, 02/15/50	4,745,000	3,846,601
2.000%, 08/15/51	12,840,000	10,424,475
1.875%, 02/15/41	9,465,000	7,748,359
1.875%, 02/15/51	290,000	228,375
1.875%, 11/15/51	74,045,000	58,333,577
1.750%, 08/15/41	6,400,000	5,085,000
1.625%, 11/15/50	4,240,000	3,131,472
1.375%, 11/15/40	2,265,000	1,699,635
1.375%, 08/15/50	5,080,000	3,513,534
1.250%, 05/15/50	505,000	338,350
1.125%, 05/15/40	605,000	437,254
1.125%, 08/15/40	3,550,000	2,552,810
U.S. Treasury Note
2.625%, 02/15/29	33,850,000	33,192,834
2.375%, 03/31/29	10,190,000	9,833,350
1.875%, 02/15/32	81,135,000	74,187,816
1.750%, 12/31/26	3,240,000	3,074,330
1.625%, 05/15/31	21,585,000	19,425,657
1.500%, 01/31/27	4,325,000	4,052,322
1.375%, 10/31/28	8,090,000	7,336,619
1.375%, 12/31/28	4,005,000	3,627,341
1.375%, 11/15/31	13,115,000	11,469,477
1.250%, 11/30/26	19,000,000	17,643,281
1.250%, 08/15/31	9,530,000	8,264,297
1.125%, 10/31/26	2,805,000	2,591,667
1.125%, 02/29/28	4,320,000	3,901,500
1.125%, 02/15/31	3,995,000	3,451,774

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.875%, 06/30/26	$19,905,000	$18,304,047
0.875%, 09/30/26	107,950,000	98,770,033
0.875%, 11/15/30	16,029,000	13,598,979
0.750%, 03/31/26	1,595,000	1,466,777
0.750%, 04/30/26	14,082,000	12,928,486
0.750%, 08/31/26	2,607,000	2,376,443
0.750%, 01/31/28	20,150,000	17,811,498
0.625%, 11/30/27	8,280,000	7,295,456
0.625%, 12/31/27	7,560,000	6,647,780
0.625%, 08/15/30	270,000	225,028
0.500%, 04/30/27	5,430,000	4,820,822
0.500%, 05/31/27	1,100,000	974,059
0.500%, 08/31/27	9,175,000	8,073,642
0.375%, 10/31/23	7,395,000	7,163,617
0.375%, 11/30/25	625,000	570,996
0.250%, 09/30/25	380,000	347,210
0.250%, 10/31/25	245,000	223,361
0.947%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/23(A)	37,460,000	37,528,948
0.941%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/23(A)	39,010,000	39,071,750

Total U.S. Treasury Obligations (Cost $661,439,600)		609,068,588

MORTGAGE-BACKED SECURITIES — 28.3%

	Face Amount	Value

Agency Mortgage-Backed Obligation — 22.2%
FHLMC
7.000%, 11/01/32	$234,931	$253,305
7.000%, 10/01/32	7,523	8,167
7.000%, 07/01/32	3,221	3,546
7.000%, 06/01/32	57,371	63,095
6.500%, 01/01/38	862	941
6.500%, 09/01/37	22,742	24,621
6.500%, 08/01/37	2,185	2,324
6.500%, 12/01/32	63,156	68,361
6.500%, 12/01/31	2,479	2,663
6.000%, 05/01/39	45,612	49,955
6.000%, 02/01/39	17,948	19,473
6.000%, 09/01/38	11,999	13,188
6.000%, 06/01/38	3,291	3,376
6.000%, 11/01/36	6,433	6,922
6.000%, 12/01/33	12,807	14,042

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.000%, 01/01/24	$18,085	$18,419
5.500%, 06/01/37	826	865
5.500%, 01/01/35	75,454	80,324
5.000%, 04/01/34	9,091	9,493
4.500%, 09/01/48	685,744	703,261
4.500%, 03/01/47	961,688	996,479
4.500%, 11/01/45	372,022	386,598
4.500%, 02/01/45	1,212,490	1,255,147
4.500%, 08/01/44	960,941	1,001,534
4.500%, 07/01/44	324,180	336,902
4.500%, 03/01/44	12,225	12,685
4.500%, 01/01/44	102,482	106,464
4.500%, 12/01/43	100,696	104,252
4.500%, 11/01/43	13,151	13,809
4.500%, 09/01/41	299,050	312,008
4.500%, 07/01/41	12,170	12,707
4.500%, 12/01/33	23,932	24,487
4.500%, 06/01/31	23,627	24,133
4.500%, 06/01/26	5,484	5,605
4.500%, 02/01/26	7,585	7,803
4.000%, 01/01/52	1,310,110	1,309,069
4.000%, 05/01/46	1,532,987	1,549,088
4.000%, 07/01/34	78,492	79,841
4.000%, 10/01/31	48,355	48,676
3.500%, 04/01/52	4,698,795	4,571,537
3.500%, 02/01/52	1,821,821	1,772,613
3.500%, 01/01/52	1,743,608	1,697,719
3.500%, 04/01/37	727,993	721,137
3.005%, ICE LIBOR USD 12 MONTH + 1.630%, 05/01/44 (A)	7,487	7,679
3.000%, 11/01/51	3,318,323	3,144,996
3.000%, 07/01/51	1,990,482	1,885,826
3.000%, 02/01/50	1,559,159	1,479,819
3.000%, 04/01/42	2,252,225	2,159,376
2.893%, ICE LIBOR USD 12 MONTH + 1.650%, 04/01/43 (A)	51,636	53,074
2.751%, ICE LIBOR USD 12 MONTH + 1.622%, 12/01/45 (A)	363,897	372,971
2.500%, 02/01/51	4,149,714	3,805,425
2.500%, 11/01/50	7,611,826	6,973,666
2.500%, 10/01/50	6,087,111	5,582,440
2.500%, 07/01/50	8,245,645	7,554,345
2.500%, 03/01/37	1,427,651	1,371,147
2.397%, ICE LIBOR USD 12 MONTH + 1.704%, 04/01/38 (A)	99,779	102,976
2.232%, ICE LIBOR USD 12 MONTH + 1.807%, 10/01/41 (A)	12,793	13,206

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.142%, ICE LIBOR USD 12 MONTH + 1.878%, 01/01/42 (A)	$42,436	$43,857
2.127%, ICE LIBOR USD 12 MONTH + 1.758%, 11/01/39 (A)	107,213	111,060
2.115%, ICE LIBOR USD 12 MONTH + 1.791%, 08/01/42 (A)	3,372	3,472
2.094%, ICE LIBOR USD 12 MONTH + 1.651%, 08/01/44 (A)	486,788	497,604
2.012%, ICE LIBOR USD 12 MONTH + 1.630%, 02/01/45 (A)	18,669	18,991
2.000%, 01/01/52	1,410,925	1,249,146
2.000%, 12/01/50	5,923,487	5,254,039
2.000%, 11/01/50	1,330,301	1,180,141
2.000%, 09/01/50	3,242,550	2,874,526
2.000%, 07/01/50	9,772,169	8,675,088
2.000%, 02/01/42	1,706,584	1,532,724
1.987%, ICE LIBOR USD 12 MONTH + 1.630%, 02/01/45 (A)	146,354	148,822
1.906%, ICE LIBOR USD 12 MONTH + 1.630%, 01/01/45 (A)	383,916	390,488
1.892%, ICE LIBOR USD 12 MONTH + 1.607%, 11/01/44 (A)	770,522	788,700
1.880%, ICE LIBOR USD 12 MONTH + 1.630%, 12/01/44 (A)	38,472	39,132
1.880%, ICE LIBOR USD 12 MONTH + 1.630%, 07/01/44 (A)	55,714	57,252
1.876%, ICE LIBOR USD 12 MONTH + 1.610%, 10/01/44 (A)	45,886	47,052
1.876%, ICE LIBOR USD 12 MONTH + 1.613%, 01/01/44 (A)	28,917	29,453
FHLMC STACR REMIC Trust 2021-DNA3, Ser 2021-DNA3, Cl M2 2.389%, SOFR30A + 2.100%, 10/25/33 (A),(B)	815,000	793,573
FHLMC STACR REMIC Trust 2021-DNA6, Ser 2021-DNA6, Cl M2 1.789%, SOFR30A + 1.500%, 10/25/41 (A),(B)	1,975,000	1,903,933

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A 4.851%, 07/25/32 (A)	$23,538	$23,489
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A 4.494%, 07/25/33 (A)	210,770	210,863
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A 6.500%, 09/25/43 (A)	74,084	83,145
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A 7.500%, 08/25/42 (A)	4,295	4,657
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A 7.000%, 02/25/43	373,224	402,405
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2 7.000%, 07/25/43	23,044	25,621
FHLMC, Ser 1998-2084, Cl ZC 6.500%, 08/15/28	59,941	63,575
FHLMC, Ser 2001-2295, Cl BD 6.000%, 03/15/31	13,528	14,410
FHLMC, Ser 2003-2676, Cl PZ 5.500%, 09/15/33	52,334	55,323
FHLMC, Ser 2005-2944, Cl OH 5.500%, 03/15/35	180,275	193,468
FHLMC, Ser 2005-2957, Cl VZ 5.000%, 02/15/35	52,398	54,883
FHLMC, Ser 2006-3143, Cl BC 5.500%, 02/15/36	147,484	158,239
FHLMC, Ser 2006-3185, Cl GT 6.000%, 07/15/26	54,427	56,784
FHLMC, Ser 2007-3330, Cl GZ 5.500%, 06/15/37	2,763	2,871
FHLMC, Ser 2013-299, Cl F1 1.054%, ICE LIBOR USD 1 MONTH + 0.500%, 01/15/43 (A)	189,116	188,059

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC, Ser 2013-4283, Cl EW 4.500%, 12/15/43 (A)	$140,559	$141,208
FHLMC, Ser 2014-4319, Cl MA 4.500%, 03/15/44 (A)	248,199	252,291
FHLMC, Ser 2021-5092, Cl BC 2.500%, 06/25/36	580,384	574,258
FNMA
7.000%, 12/01/37	332	362
7.000%, 08/01/32	136,626	147,444
7.000%, 11/01/29	44,167	47,184
6.500%, 01/01/49	1,595	1,731
6.500%, 10/01/39	48,952	53,118
6.500%, 08/01/39	11,614	12,716
6.500%, 10/01/38	16,601	18,084
6.500%, 03/01/38	5,910	6,291
6.500%, 02/01/38	1,005	1,096
6.500%, 12/01/37	1,246	1,360
6.500%, 11/01/37	1,180	1,285
6.500%, 03/01/35	179,367	193,135
6.500%, 05/01/33	3,111	3,311
6.500%, 12/01/32	11,399	12,263
6.500%, 08/01/32	26,414	28,165
6.000%, 05/01/38	39,577	43,767
6.000%, 08/01/37	14,713	15,801
6.000%, 03/01/37	12,376	13,512
6.000%, 09/01/36	81,587	89,298
6.000%, 03/01/36	11,140	12,184
6.000%, 11/01/35	14,588	15,907
6.000%, 07/01/35	2,689	2,889
6.000%, 04/01/35	20,724	22,488
6.000%, 04/01/34	15,305	16,636
6.000%, 03/01/34	216,797	235,138
6.000%, 12/01/33	4,082	4,467
6.000%, 11/01/33	4,296	4,707
6.000%, 12/01/32	5,270	5,687
6.000%, 06/01/23	975	984
6.000%, 10/01/22	120	120
5.500%, 02/01/38	3,091	3,252
5.500%, 04/01/37	100,465	106,835
5.500%, 09/01/36	11,947	12,710
5.500%, 10/01/35	60,751	64,351
5.500%, 04/01/35	198,322	210,947
5.500%, 11/01/33	7,693	8,185
5.500%, 06/01/33	11,990	12,753
5.500%, 11/01/29	8,736	9,169
5.500%, 01/01/25	4,268	4,323
5.500%, 05/01/24	945	959
5.500%, 03/01/24	720	729

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
5.500%, 01/01/24	$57	$56
5.500%, 11/01/23	39	39
5.000%, 03/01/49	439,407	455,016
5.000%, 12/01/48	301,773	315,029
5.000%, 08/01/40	16,743	17,827
5.000%, 09/01/39	52,840	56,068
5.000%, 09/01/25	25,267	25,738
5.000%, 04/01/25	200	204
4.500%, 03/01/52	812,416	834,585
4.500%, 06/01/48	494,982	506,768
4.500%, 02/01/46	1,054,878	1,100,125
4.500%, 02/01/45	477,150	498,199
4.500%, 10/01/44	29,799	31,035
4.500%, 09/01/43	9,947	10,320
4.500%, 01/01/43	904,068	934,700
4.500%, 07/01/42	227,697	237,522
4.500%, 12/01/41	30,525	31,798
4.500%, 11/01/41	30,703	32,040
4.500%, 09/01/41	16,744	17,305
4.500%, 08/01/41	15,197	15,723
4.500%, 05/01/41	2,039,228	2,123,453
4.500%, 06/01/36	25,968	27,091
4.500%, 09/01/31	19,517	19,918
4.500%, 06/01/31	16,234	16,569
4.500%, 01/01/31	58,392	59,494
4.500%, 08/01/26	97,532	99,247
4.500%, 10/01/24	27,948	28,473
4.000%, 04/01/52	1,493,909	1,497,364
4.000%, 10/01/51	1,720,776	1,724,692
4.000%, 04/01/48	1,596,547	1,605,039
4.000%, 03/01/46	3,583,527	3,623,252
4.000%, 01/01/37	685,562	691,676
4.000%, 01/01/35	2,272,220	2,309,423
4.000%, 10/01/34	1,110,832	1,115,380
4.000%, 06/01/34	1,314,913	1,333,303
4.000%, 03/01/34	526,481	535,152
4.000%, 11/01/33	780,414	793,171
4.000%, 10/01/32	23,989	24,087
4.000%, 09/01/31	184,660	186,776
4.000%, 12/01/30	229,161	230,102
4.000%, 11/01/30	194,117	194,915
3.693%, ICE LIBOR USD 12 MONTH + 1.620%, 11/01/48 (A)	705,553	709,488
3.500%, 03/01/52	1,924,008	1,871,466
3.500%, 01/01/52	2,330,279	2,267,731
3.500%, 11/01/51	1,443,242	1,403,760
3.500%, 04/01/37	609,867	597,828
3.500%, 02/01/31	1,140,117	1,144,487
3.500%, 12/01/29	390,782	392,028
3.000%, 03/01/52	3,074,794	2,912,884

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.000%, 11/01/51	$2,231,020	$2,117,365
3.000%, 10/01/51	2,625,051	2,487,836
3.000%, 07/01/50	1,117,602	1,064,603
3.000%, 01/01/31	1,438,505	1,429,410
2.961%, ICE LIBOR USD 12 MONTH + 1.610%, 10/01/47 (A)	205,342	206,851
2.913%, ICE LIBOR USD 12 MONTH + 1.580%, 09/01/47 (A)	415,792	420,350
2.814%, ICE LIBOR USD 12 MONTH + 1.580%, 04/01/44 (A)	151,287	155,084
2.593%, ICE LIBOR USD 12 MONTH + 1.567%, 05/01/44 (A)	79,528	81,424
2.551%, ICE LIBOR USD 12 MONTH + 1.568%, 05/01/45 (A)	401,096	411,195
2.500%, 02/01/52	1,763,776	1,615,006
2.500%, 12/01/51	7,775,020	7,116,197
2.500%, 08/01/51	5,322,306	4,879,103
2.500%, 05/01/51	0	—
2.500%, 02/01/51	13,351,922	12,213,464
2.500%, 01/01/51	1,443,725	1,322,150
2.500%, 11/01/50	11,546,837	10,590,543
2.500%, 10/01/50	11,104,922	10,177,780
2.500%, 07/01/50	14,671,415	13,444,739
2.500%, 10/01/41	3,105,700	2,887,346
2.500%, 05/01/41	899,431	836,200
2.500%, 08/01/36	2,036,551	1,952,992
2.500%, 07/01/36	1,165,364	1,117,626
2.282%, ICE LIBOR USD 12 MONTH + 1.791%, 06/01/38 (A)	5,747	5,987
2.143%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.143%, 08/01/34 (A)	2,732	2,745
2.081%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.999%, 09/01/34 (A)	996	1,033
2.050%, ICE LIBOR USD 12 MONTH + 1.550%, 02/01/44 (A)	1,442	1,437
2.048%, ICE LIBOR USD 12 MONTH + 1.696%, 04/01/44 (A)	91,764	94,348
2.028%, ICE LIBOR USD 12 MONTH + 1.778%, 12/01/39 (A)	14,008	13,949

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.000%, 11/01/51	$0	$—
2.000%, 10/01/51	1,838,927	1,629,757
2.000%, 09/01/51	1,643,844	1,457,247
2.000%, 04/01/51	1,408,518	1,213,843
2.000%, 02/01/51	1,168,469	1,035,825
2.000%, 01/01/51	5,086,403	4,509,333
2.000%, 09/01/50	5,052,522	4,480,526
2.000%, 09/01/36	1,546,876	1,452,161
2.000%, 03/01/36	0	—
2.000%, 01/01/36	1,336,481	1,254,733
1.934%, ICE LIBOR USD 12 MONTH + 1.570%, 02/01/44 (A)	11,304	11,516
1.928%, ICE LIBOR USD 12 MONTH + 1.591%, 07/01/44 (A)	288,219	297,247
1.910%, ICE LIBOR USD 12 MONTH + 1.552%, 02/01/44 (A)	15,332	15,608
1.850%, ICE LIBOR USD 12 MONTH + 1.600%, 12/01/44 (A)	39,036	39,900
1.840%, ICE LIBOR USD 12 MONTH + 1.590%, 12/01/44 (A)	355,570	363,238
1.830%, ICE LIBOR USD 12 MONTH + 1.580%, 09/01/44 (A)	3,465	3,556
1.826%, ICE LIBOR USD 12 MONTH + 1.577%, 10/01/44 (A)	185,277	189,808
1.815%, ICE LIBOR USD 12 MONTH + 1.565%, 01/01/44 (A)	68,190	69,600
1.815%, ICE LIBOR USD 12 MONTH + 1.572%, 08/01/43 (A)	4,177	4,280
1.721%, ICE LIBOR USD 12 MONTH + 1.471%, 06/01/35 (A)	2,966	2,965
1.500%, 10/01/50	1,757,542	1,488,604
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M2 2.668%, ICE LIBOR USD 1 MONTH + 2.000%, 03/25/31 (A)	2,235,583	2,236,934
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1 7.500%, 11/25/40	18,358	18,735

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1 7.500%, 10/25/40	$138,090	$146,212
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1 7.000%, 12/25/41	105,364	112,614
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1 6.500%, 08/25/41	3,716	3,944
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1 7.500%, 11/25/40	9,870	10,436
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1 7.500%, 07/25/41	43,433	47,995
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1 7.500%, 02/25/41	1,913	2,130
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1 7.500%, 07/25/41	5,727	5,911
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2 6.500%, 01/25/44	1,680	1,808
FNMA or FHLMC 3.500%, 05/15/51	43,549,000	42,283,357
3.000%, 05/15/51	16,475,000	15,551,499
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A 7.000%, 09/25/41 (A)	94,080	96,003
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A 7.500%, 06/25/42 (A)	6,863	7,167
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1 7.000%, 06/25/42 (A)	6,863	6,966
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A 5.145%, 10/25/42 (A)	76,051	80,857

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Trust 2003-W2, Ser 2003-W2, Cl 1A3 7.500%, 07/25/42	$9,138	$10,122
FNMA Trust 2004-W2, Ser 2004-W2, Cl 2A2 7.000%, 02/25/44	17,953	19,582
FNMA Trust 2004-W2, Ser 2004-W2, Cl 5A 7.500%, 03/25/44	6,960	7,594
FNMA, Ser 2001-2, Cl ZK 6.500%, 02/25/31	11,170	11,908
FNMA, Ser 2001-79, Cl BA 7.000%, 03/25/45	15,410	16,560
FNMA, Ser 2002-33, Cl A1 7.000%, 06/25/32	45,451	48,938
FNMA, Ser 2007-21, Cl MT 5.750%, 03/25/37	6,810	7,111
FNMA, Ser 2009-11, Cl MP 7.000%, 03/25/49	7,125	7,840
FNMA, Ser 2010-136, Cl BA 3.500%, 12/25/30	232,796	229,596
FNMA, Ser 2014-1, Cl KF 1.268%, ICE LIBOR USD 1 MONTH + 0.600%, 02/25/44 (A)	441,388	446,707
FREMF 2015-K44 Mortgage Trust, Ser K44, Cl C 3.795%, 01/25/48 (A),(B)	1,900,000	1,839,613
FREMF 2015-K46 Mortgage Trust, Ser K46, Cl C 3.819%, 04/25/48 (A),(B)	2,560,000	2,497,432
FREMF 2015-K47 Mortgage Trust, Ser K47, Cl C 3.708%, 06/25/48 (A),(B)	1,445,000	1,395,787
FREMF 2016-K55 Mortgage Trust, Ser K55, Cl C 4.297%, 04/25/49 (A),(B)	1,225,000	1,194,538
FREMF 2016-K56 Mortgage Trust, Ser K56, Cl C 4.077%, 06/25/49 (A),(B)	2,555,000	2,489,856
FREMF 2016-K57 Mortgage Trust, Ser K57, Cl C 4.052%, 08/25/49 (A),(B)	3,060,000	2,963,705
FREMF 2016-K60 Mortgage Trust, Ser K60, Cl C 3.661%, 12/25/49 (A),(B)	1,370,000	1,310,082
FREMF 2017-K62 Mortgage Trust, Ser K62, Cl C 4.008%, 01/25/50 (A),(B)	2,286,000	2,185,167
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C 3.854%, 10/25/49 (A),(B)	2,424,000	2,287,889

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF 2018-K732 Mortgage Trust, Ser K732, Cl C 4.196%, 05/25/25 (A),(B)	$3,050,000	$2,990,652
FREMF 2018-K74 Mortgage Trust, Ser K74, Cl C 4.228%, 02/25/51 (A),(B)	2,700,000	2,595,730
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C 4.418%, 11/25/51 (A),(B)	2,750,000	2,668,547
FREMF 2018-K85 Mortgage Trust, Ser K85, Cl B 4.464%, 12/25/50 (A),(B)	2,900,000	2,895,499
FREMF 2018-K86 Mortgage Trust, Ser K86, Cl C 4.437%, 11/25/51 (A),(B)	1,792,000	1,753,918
FREMF 2019-K736 Mortgage Trust, Ser K736, Cl B 3.885%, 07/25/26 (A),(B)	3,000,000	2,932,932
FREMF 2019-K89 Mortgage Trust, Ser K89, Cl C 4.433%, 01/25/51 (A),(B)	5,000,000	4,876,406
FREMF 2019-K96 Mortgage Trust, Ser K96, Cl C 3.942%, 08/25/56 (A),(B)	1,700,000	1,588,885
FREMF 2020-K104 Mortgage Trust, Ser K104, Cl C 3.660%, 02/25/52 (A),(B)	1,200,000	1,104,884
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C 3.416%, 01/25/53 (A),(B)	545,000	515,770
FREMF Mortgage Trust, Ser 2017-K61, Cl C 3.814%, 12/25/49 (A),(B)	2,160,000	2,051,117
GNMA
7.000%, 12/15/29	973	1,057
6.500%, 05/15/29	1,764	1,884
4.000%, 04/20/52	1,385,000	1,392,040
4.000%, 03/20/52	1,600,655	1,608,791
4.000%, 02/20/52	1,622,960	1,632,120
4.000%, 01/20/52	1,316,671	1,323,363
3.500%, 03/20/52	1,914,988	1,880,026
3.500%, 02/20/52	1,420,894	1,394,838
3.500%, 01/20/52	1,544,281	1,515,989
3.500%, 06/20/51	1,591,711	1,564,704
3.000%, 10/20/51	1,946,850	1,862,779
3.000%, 07/20/51	1,386,213	1,328,136
3.000%, 05/20/51	1,247,374	1,194,329

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.500%, 05/20/51	$843,289	$786,140
2.500%, 03/20/51	1,967,195	1,833,377
GNMA, Ser 2002-49, Cl ZG 6.000%, 07/20/32	436,998	436,987
GNMA, Ser 2012-98, Cl BM 4.904%, 08/20/42 (A)	209,217	212,960
GNMA, Ser 2017-H17, Cl FQ 0.502%, ICE LIBOR USD 12 MONTH + 0.270%, 09/20/67 (A)	2,881,415	2,836,380
GNMA, Ser 2017-H22, Cl FH 0.455%, ICE LIBOR USD 12 MONTH + 0.220%, 11/20/67 (A)	1,879,693	1,840,971
GNMA, Ser 2017-H24, Cl FQ 0.567%, ICE LIBOR USD 12 MONTH + 0.200%, 11/20/67 (A)	1,896,338	1,853,292
GNMA, Ser 2018-H04, Cl FK 0.988%, ICE LIBOR USD 12 MONTH + 0.040%, 03/20/68 (A)	1,771,139	1,711,961
GNMA, Ser 2018-H05, Cl CF 1.008%, ICE LIBOR USD 12 MONTH + 0.060%, 03/20/68 (A)	1,813,337	1,753,780
GNMA, Ser 2019-H09, Cl FG 0.631%, ICE LIBOR USD 12 MONTH + 0.350%, 05/20/69 (A)	785,010	774,562
GNMA, Ser 2020-H01, Cl FV 0.892%, ICE LIBOR USD 1 MONTH + 0.650%, 01/20/70 (A)	7,017,409	7,000,285
GNMA, Ser 2022-H04, Cl FG 0.840%, SOFR30A + 0.550%, 02/20/67 (A)	4,260,499	4,215,106
GNMA, Ser 2022-H08, Cl FE 1.017%, SOFR30A + 0.750%, 03/20/72 (A)	2,883,000	2,893,361

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2022-H09, Cl FA 0.720%, SOFR30A + 0.670%, 04/20/72 (A)	$3,015,000	$3,032,430
Vendee Mortgage Trust 1993-1, Ser 1993-1, Cl ZB 7.250%, 02/15/23	3,365	3,421
Vendee Mortgage Trust 1995-1, Ser 1995-1, Cl 2 7.793%, 02/15/25	3,191	3,305
Vendee Mortgage Trust 1995-2, Ser 1995-2C, Cl 3A 8.793%, 06/15/25	2,199	2,357
Vendee Mortgage Trust 1998-2, Ser 1998-2, Cl 2A 8.613%, 08/15/27 (A)	634	664

		366,066,711

Non-Agency Mortgage-Backed Obligation — 6.1%
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E 3.000%, 03/15/62 (B)	1,100,000	818,201
Benchmark 2020-B16 Mortgage Trust, Ser B16, Cl D 2.500%, 02/15/53 (B)	4,755,000	3,541,567
BIG Commercial Mortgage Trust 2022-BIG, Ser BIG, Cl D 3.548%, TSFR1M + 3.039%, 02/15/39 (A),(B)	3,800,000	3,764,206
CFCRE Commercial Mortgage Trust 2016-C6, Ser C6, Cl D 4.335%, 11/10/49 (A),(B)	2,250,000	1,874,752
Citigroup Commercial Mortgage Trust 2014-GC21, Ser GC21, Cl D 5.109%, 05/10/47 (A),(B)	3,185,000	2,961,303
COMM 2014-CCRE20 Mortgage Trust, Ser CR20, Cl C 4.640%, 11/10/47 (A)	2,600,000	2,537,836
COMM 2015-CCRE24 Mortgage Trust, Ser CR24, Cl D 3.463%, 08/10/48 (A)	490,000	433,886

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Commercial Mortgage Trust 2022-LPFL, Ser LPFL, Cl C 2.903%, TSFR1M + 2.394%, 03/15/39 (A),(B)	$2,000,000	$1,984,968
Connecticut Avenue Securities Trust 2022-R03, Ser 2022-R03, Cl 1M2 3.789%, SOFR30A + 3.500%, 03/25/42 (A),(B)	2,850,000	2,900,015
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2 3.068%, ICE LIBOR USD 1 MONTH + 2.400%, 04/25/31 (A),(B)	538,982	538,982
CSMC 2014-USA OA, Ser USA, Cl A2 3.953%, 09/15/37 (B)	1,250,000	1,209,414
CSMC 2014-USA OA, Ser USA, Cl C 4.336%, 09/15/37 (B)	3,140,000	2,817,449
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1 2.168%, 05/25/66 (A),(B)	1,135,000	997,576
CSMC Trust, Ser 2016-NXSR, Cl AS 4.049%, 12/15/49 (A)	4,145,000	4,105,306
FASST 2021-JR1 A2 2.000%, 04/25/51	2,234,502	2,125,317
FASST 2021-S2 A2 09/2051 1.750%, 09/25/51	2,206,228	2,074,972
FASST 21-S1-A2 07/25/2051 1.750%, 07/25/51	3,838,014	3,620,516
FIN AMER 19-JR2 06/25/69 2.000%, 06/25/69	1,772,495	1,899,602
FIN AMER 19-JR3 09/25/69 2.000%, 09/25/69	1,268,091	1,321,643
GS Mortgage Securities II, Ser GC10, Cl B 3.682%, 02/10/46 (B)	6,785,000	6,771,242
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D 2.700%, 11/10/50 (B)	2,205,000	1,808,959
JPMBB Commercial Mortgage Securities Trust 2014-C19, Ser C19, Cl D 4.807%, 04/15/47 (A),(B)	1,430,000	1,361,937
JPMBB Commercial Mortgage Securities Trust 2014-C26, Ser C26, Cl D 4.018%, 01/15/48 (A),(B)	1,000,000	911,098

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C 4.284%, 10/15/48 (A)	$4,740,000	$4,489,325
JPMBB Commercial Mortgage Securities Trust 2015-C29, Ser C29, Cl C 4.326%, 05/15/48 (A)	5,000,000	4,739,690
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl AS 3.800%, 01/15/48	5,885,000	5,815,743
NCMF Trust 2022-MFP, Ser MFP, Cl E 4.342%, TSFR1M + 3.833%, 03/15/39 (A),(B)	2,500,000	2,486,724
New Residential Mortgage Loan Trust 2021-NQM2R, Ser 2021-NQ2R, Cl M1 2.201%, 10/25/58 (A),(B)	1,684,000	1,607,674
NW RE-REMIC TRUST 2021-FRR1, Ser FRR1, Cl AK88 2.818%, 12/18/51 (A),(B)	2,500,000	2,337,112
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1 3.504%, 11/25/61 (A),(B)	900,000	813,226
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1 3.248%, 10/25/61 (B)	1,530,000	1,299,217
Palisades Center Trust 2016-PLSD, Ser PLSD, Cl A 2.713%, 04/13/33 (B)	3,990,000	3,720,434
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1 2.633%, 09/25/59 (A),(B)	893,345	876,211
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A1 3.872%, 01/05/43 (A),(B)	2,470,000	2,234,409
Shops at Crystals Trust 2016-CSTL, Ser CSTL, Cl C 3.731%, 07/05/36 (A),(B)	2,500,000	2,231,573
SLG Office Trust 2021-OVA, Ser OVA, Cl D 2.851%, 07/15/41 (B)	3,035,000	2,551,895

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
SPGN 2022-TFLM Mortgage Trust, Ser TFLM, Cl D 4.009%, TSFR1M + 3.500%, 02/15/39 (A),(B)	$2,500,000	$2,450,657
Verus Securitization Trust 2021-2, Ser 2021-2, Cl M1 2.187%, 02/25/66 (A),(B)	2,500,000	2,228,907
Verus Securitization Trust 2021-3, Ser 2021-3, Cl M1 2.397%, 06/25/66 (A),(B)	1,350,000	1,203,333
Verus Securitization Trust 2021-4, Ser 2021-4, Cl M1 2.195%, 07/25/66 (A),(B)	1,215,000	1,053,710
Verus Securitization Trust 2021-R3, Ser 2021-R3, Cl M1 2.411%, 04/25/64 (A),(B)	2,370,000	2,255,829
Wells Fargo Commercial Mortgage Trust 2015-C28, Ser C28, Cl D 4.220%, 05/15/48 (A)	1,450,000	1,317,435
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D 3.000%, 03/15/52 (B)	3,100,000	2,472,293

		100,566,144

Total Mortgage-Backed Securities (Cost $500,676,185)		466,632,855

CORPORATE OBLIGATIONS — 27.0%

	Face Amount	Value
COMMUNICATION SERVICES — 4.3%
Alibaba Group Holding 3.600%, 11/28/24	$1,755,000	$1,750,064
America Movil 4.375%, 04/22/49	1,440,000	1,374,307
AT&T
8.750%, 11/15/31	790,000	1,024,698
4.500%, 03/09/48	796,000	748,911
4.350%, 06/15/45	2,360,000	2,145,877
3.650%, 09/15/59	2,966,000	2,296,029
3.550%, 09/15/55	2,029,000	1,574,372
3.500%, 09/15/53	774,000	608,873
2.750%, 06/01/31	975,000	860,338
CCO Holdings 4.500%, 06/01/33(B)	1,450,000	1,185,839
4.500%, 05/01/32	725,000	614,220
4.250%, 01/15/34(B)	1,225,000	973,875

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Charter Communications Operating 6.484%, 10/23/45	$5,085,000	$5,135,723
5.750%, 04/01/48	700,000	658,974
5.375%, 05/01/47	1,175,000	1,053,925
5.250%, 04/01/53	800,000	701,228
4.400%, 04/01/33	375,000	342,124
Comcast 4.400%, 08/15/35	2,055,000	2,043,799
3.450%, 02/01/50	765,000	631,691
2.800%, 01/15/51	190,000	140,590
CommScope 6.000%, 03/01/26(B)	3,435,000	3,239,892
Cox Communications 3.850%, 02/01/25(B)	1,100,000	1,099,587
3.500%, 08/15/27(B)	2,600,000	2,525,352
3.350%, 09/15/26(B)	750,000	728,567
Paramount Global 4.950%, 01/15/31	1,140,000	1,130,170
Prosus 4.987%, 01/19/52(B)	3,425,000	2,691,890
4.850%, 07/06/27(B)	850,000	806,650
4.193%, 01/19/32(B)	425,000	359,129
3.680%, 01/21/30(B)	2,075,000	1,751,484
3.061%, 07/13/31(B)	4,750,000	3,752,950
Rogers Communications 3.800%, 03/15/32(B)	1,090,000	1,009,666
Telecom Italia 5.303%, 05/30/24(B)	3,500,000	3,434,375
Telecom Italia Capital 7.721%, 06/04/38	1,970,000	1,849,338
7.200%, 07/18/36	300,000	270,619
Tencent Holdings MTN 3.975%, 04/11/29(B)	1,690,000	1,614,847
Time Warner Cable 6.750%, 06/15/39	1,300,000	1,389,210
T-Mobile USA 4.500%, 04/15/50	775,000	708,503
4.375%, 04/15/40	425,000	392,243
3.875%, 04/15/30	3,650,000	3,460,595
3.500%, 04/15/31(B)	925,000	819,855
3.375%, 04/15/29(B)	925,000	840,117
2.250%, 02/15/26(B)	950,000	871,625
Verizon Communications 4.400%, 11/01/34	2,810,000	2,772,159
4.272%, 01/15/36	1,300,000	1,260,113
3.550%, 03/22/51	390,000	321,805
2.987%, 10/30/56	570,000	406,457
2.650%, 11/20/40	1,625,000	1,232,413
2.100%, 03/22/28	440,000	394,484

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Vodafone Group 7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/79(A)	$1,650,000	$1,742,450
Walt Disney 6.650%, 11/15/37	810,000	996,239

		69,738,241

CONSUMER DISCRETIONARY — 1.8%
Aptiv 3.250%, 03/01/32	220,000	194,322
Elanco Animal Health 6.400%, 08/28/28	1,635,000	1,677,919
Ford Motor Credit 5.125%, 06/16/25	600,000	598,500
4.542%, 08/01/26	700,000	669,375
4.389%, 01/08/26	600,000	579,000
4.375%, 08/06/23	1,050,000	1,050,630
4.140%, 02/15/23	900,000	897,750
4.134%, 08/04/25	675,000	648,000
4.063%, 11/01/24	2,850,000	2,787,763
3.810%, 01/09/24	850,000	835,125
3.375%, 11/13/25	775,000	730,488
3.350%, 11/01/22	1,250,000	1,250,387
General Motors Financial 5.100%, 01/17/24	3,505,000	3,583,534
3.250%, 01/05/23	730,000	733,085
1.407%, U.S. SOFR + 1.200%, 11/17/23(A)	5,805,000	5,811,779
Mileage Plus Holdings 6.500%, 06/20/27(B)	4,780,000	4,875,600
Nordstrom 6.950%, 03/15/28	1,165,000	1,189,675
PayPal Holdings 3.250%, 06/01/50	2,575,000	2,052,674
RELX Capital 4.000%, 03/18/29	650,000	642,586

		30,808,192

CONSUMER STAPLES — 0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.900%, 02/01/46	575,000	568,045
Anheuser-Busch InBev Worldwide 5.550%, 01/23/49	450,000	482,287
5.450%, 01/23/39	1,285,000	1,368,119
4.350%, 06/01/40	425,000	400,605
Coca-Cola 3.450%, 03/25/30	475,000	463,536
1.650%, 06/01/30	875,000	742,843

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Keurig Dr Pepper 4.417%, 05/25/25	$80,000	$81,751
Mars 2.375%, 07/16/40(B)	960,000	722,872

		4,830,058

ENERGY — 3.6%
BP Capital Markets America 3.060%, 06/17/41	1,670,000	1,363,627
Cameron LNG 3.701%, 01/15/39(B)	1,285,000	1,134,933
ConocoPhillips 4.150%, 11/15/34	386,000	370,680
Energy Transfer 4.400%, 03/15/27	2,490,000	2,471,604
2.900%, 05/15/25	1,655,000	1,598,348
Exxon Mobil 4.227%, 03/19/40	1,100,000	1,078,776
2.610%, 10/15/30	850,000	775,792
Kinder Morgan 5.550%, 06/01/45	4,400,000	4,434,194
5.200%, 03/01/48	750,000	725,994
4.300%, 06/01/25	525,000	529,764
Kinder Morgan Energy Partners 5.500%, 03/01/44	310,000	306,718
4.300%, 05/01/24	1,865,000	1,886,934
Marathon Petroleum 4.700%, 05/01/25	190,000	192,931
Midwest Connector Capital 3.900%, 04/01/24(B)	3,045,000	3,028,901
MPLX 5.500%, 02/15/49	1,220,000	1,195,837
Occidental Petroleum 3.200%, 08/15/26	975,000	916,500
2.900%, 08/15/24	2,900,000	2,834,750
Petrobras Global Finance BV 7.250%, 03/17/44	725,000	723,187
6.750%, 06/03/50	2,425,000	2,247,684
5.500%, 06/10/51	625,000	512,888
5.093%, 01/15/30	257,000	249,290
Petroleos Mexicanos 7.690%, 01/23/50	8,055,000	6,311,093
6.950%, 01/28/60	141,000	102,225
6.700%, 02/16/32	3,183,000	2,742,727
6.625%, 06/15/35	1,750,000	1,419,250
6.375%, 01/23/45	880,000	630,617
6.350%, 02/12/48	506,000	354,200
Rio Oil Finance Trust Series 2014-1 9.250%, 07/06/24(B)	2,052,555	2,137,736

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Rio Oil Finance Trust Series 2014-3 9.750%, 01/06/27(B)	$1,376,702	$1,510,931
Rio Oil Finance Trust Series 2018-1 8.200%, 04/06/28(B)	850,820	913,568
TransCanada PipeLines 4.625%, 03/01/34	1,010,000	999,725
Transcanada Trust 5.875%, ICE LIBOR USD 3 MONTH + 4.640%, 08/15/76(A)	1,375,000	1,375,990
5.625%, ICE LIBOR USD 3 MONTH + 3.528%, 05/20/75(A)	475,000	473,575
5.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.986%, 03/07/82(A)	625,000	604,688
5.500%, U.S. SOFR + 4.416%, 09/15/79(A)	1,725,000	1,660,313
5.300%, ICE LIBOR USD 3 MONTH + 3.208%, 03/15/77(A)	4,650,000	4,464,000
Ultrapar International 5.250%, 10/06/26(B)	1,075,000	1,084,406
5.250%, 06/06/29(B)	429,000	416,885
Williams 3.500%, 11/15/30	975,000	907,410
3.350%, 08/15/22	2,725,000	2,726,046

		59,414,717

FINANCIALS — 12.6%
AerCap Ireland Capital DAC 3.300%, 01/30/32	1,445,000	1,202,797
3.000%, 10/29/28	225,000	195,791
American International Group 3.900%, 04/01/26	720,000	717,073
Ares Capital 4.250%, 03/01/25	1,370,000	1,352,364
Athene Global Funding 0.927%, U.S. SOFR + 0.700%, 05/24/24(A),(B)	6,890,000	6,810,071
Aviation Capital Group 4.125%, 08/01/25(B)	420,000	410,664
Avolon Holdings Funding 4.375%, 05/01/26(B)	1,220,000	1,172,029
Bank of America MTN 4.450%, 03/03/26	1,120,000	1,122,153
4.250%, 10/22/26	1,050,000	1,048,568
4.200%, 08/26/24	605,000	611,742

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
4.183%, 11/25/27	$2,000,000	$1,968,054
3.846%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 03/08/37(A)	1,850,000	1,648,164
3.705%, ICE LIBOR USD 3 MONTH + 1.512%, 04/24/28(A)	1,350,000	1,303,316
3.093%, ICE LIBOR USD 3 MONTH + 1.090%, 10/01/25(A)	1,330,000	1,303,513
3.004%, ICE LIBOR USD 3 MONTH + 0.790%, 12/20/23(A)	2,413,000	2,407,627
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	1,625,000	1,218,400
Bank of Montreal MTN 0.949%, SOFRINDX + 0.680%, 03/10/23(A)	7,570,000	7,577,191
Bank of Nova Scotia 0.827%, SOFRINDX + 0.550%, 09/15/23(A)	8,255,000	8,239,099
Barclays 4.836%, 05/09/28	1,225,000	1,205,926
4.375%, 09/11/24	1,975,000	1,984,634
2.894%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/32(A)	1,000,000	836,355
1.007%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.800%, 12/10/24(A)	2,165,000	2,065,693
Belrose Funding Trust 2.330%, 08/15/30(B)	1,680,000	1,400,990
BGC Partners 5.375%, 07/24/23	3,475,000	3,530,073
Blackstone Private Credit Fund 2.625%, 12/15/26(B)	2,085,000	1,829,116
Blue Owl Finance 3.125%, 06/10/31(B)	2,800,000	2,246,842
BNP Paribas MTN 4.625%, 03/13/27(B)	2,200,000	2,181,280
4.375%, 09/28/25(B)	2,175,000	2,159,656
4.375%, 05/12/26(B)	450,000	445,106
4.250%, 10/15/24	2,700,000	2,721,013
Boston Properties 3.250%, 01/30/31‡	1,675,000	1,519,905
3.125%, 09/01/23‡	1,225,000	1,225,955

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Brookfield Finance 4.850%, 03/29/29	$1,205,000	$1,235,842
Canadian Imperial Bank of Commerce 1.093%, U.S. SOFR + 0.800%, 03/17/23(A)	6,225,000	6,235,539
Capital One Financial 4.200%, 10/29/25	1,600,000	1,596,798
3.750%, 04/24/24	475,000	475,784
3.500%, 06/15/23	778,000	782,760
0.956%, U.S. SOFR + 0.690%, 12/06/24(A)	8,150,000	8,121,230
Citigroup 8.125%, 07/15/39	640,000	881,969
6.625%, 06/15/32	900,000	1,013,119
4.650%, 07/23/48	440,000	434,930
4.450%, 09/29/27	1,685,000	1,673,373
4.412%, U.S. SOFR + 3.914%, 03/31/31(A)	875,000	855,513
3.785%, U.S. SOFR + 1.939%, 03/17/33(A)	1,275,000	1,184,787
3.400%, 05/01/26	255,000	248,710
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	1,350,000	1,174,367
Commonwealth Bank of Australia 0.696%, U.S. SOFR + 0.400%, 07/07/25(A),(B)	8,970,000	8,890,921
Corporate Office Properties 2.750%, 04/15/31‡	900,000	764,500
Credit Suisse Group 4.207%, ICE LIBOR USD 3 MONTH + 1.240%, 06/12/24(A),(B)	900,000	901,684
Fairfax Financial Holdings 4.850%, 04/17/28	770,000	774,387
FS KKR Capital 4.625%, 07/15/24	730,000	729,858
Goldman Sachs Group MTN 4.017%, ICE LIBOR USD 3 MONTH + 1.373%, 10/31/38(A)	2,375,000	2,173,952
4.000%, 03/03/24	1,455,000	1,468,622
3.615%, U.S. SOFR + 1.846%, 03/15/28(A)	4,700,000	4,514,608
3.272%, ICE LIBOR USD 3 MONTH + 1.201%, 09/29/25(A)	845,000	831,754
Golub Capital BDC 2.500%, 08/24/26	3,530,000	3,148,462

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
HSBC Holdings 6.800%, 06/01/38	$425,000	$479,427
6.500%, 09/15/37	2,375,000	2,670,818
6.500%, 05/02/36	685,000	760,833
4.950%, 03/31/30	1,250,000	1,262,416
4.762%, U.S. SOFR + 2.530%, 03/29/33(A)	1,700,000	1,609,899
4.375%, 11/23/26	420,000	415,976
4.300%, 03/08/26	2,500,000	2,504,902
3.950%, ICE LIBOR USD 3 MONTH + 0.987%, 05/18/24(A)	1,350,000	1,355,507
2.848%, U.S. SOFR + 2.387%, 06/04/31(A)	825,000	712,911
2.357%, U.S. SOFR + 1.947%, 08/18/31(A)	1,200,000	997,302
0.976%, U.S. SOFR + 0.708%, 05/24/25(A)	1,450,000	1,359,943
Intercontinental Exchange
2.650%, 09/15/40	1,485,000	1,146,420
JPMorgan Chase
8.750%, 09/01/30	1,095,000	1,382,978
7.625%, 10/15/26	100,000	114,215
4.493%, U.S. SOFR + 3.790%, 03/24/31(A)	1,450,000	1,446,644
4.250%, 10/01/27	1,199,000	1,191,816
4.125%, 12/15/26	500,000	497,405
4.032%, ICE LIBOR USD 3 MONTH + 1.460%, 07/24/48(A)	675,000	602,635
4.023%, ICE LIBOR USD 3 MONTH + 1.000%, 12/05/24(A)	1,515,000	1,522,294
3.897%, ICE LIBOR USD 3 MONTH + 1.220%, 01/23/49(A)	270,000	238,802
3.797%, ICE LIBOR USD 3 MONTH + 0.890%, 07/23/24(A)	2,155,000	2,165,104
3.625%, 12/01/27	240,000	231,969
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	790,000	632,311
2.956%, U.S. SOFR + 2.515%, 05/13/31(A)	2,895,000	2,547,407
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	925,000	804,445
Lloyds Banking Group
4.650%, 03/24/26	1,300,000	1,303,602
4.582%, 12/10/25	1,953,000	1,955,164
4.500%, 11/04/24	525,000	529,556

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/27(A),(B)	$710,000	$630,842
Metropolitan Life Global Funding I MTN
0.866%, U.S. SOFR + 0.570%, 01/13/23(A),(B)	3,755,000	3,758,417
Mitsubishi UFJ Financial Group
1.538%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/27(A)	1,840,000	1,646,019
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 MONTH + 1.628%, 01/23/30(A)	395,000	391,223
3.950%, 04/23/27	1,890,000	1,854,046
3.875%, 04/29/24	1,485,000	1,494,553
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	810,000	667,038
3.125%, 01/23/23	1,685,000	1,692,405
3.125%, 07/27/26	115,000	110,268
National Australia Bank
0.676%, U.S. SOFR + 0.380%, 01/12/25(A),(B)	6,760,000	6,732,200
NatWest Group
6.125%, 12/15/22	1,010,000	1,027,354
6.000%, 12/19/23	3,450,000	3,543,984
4.269%, ICE LIBOR USD 3 MONTH + 1.762%, 03/22/25(A)	1,640,000	1,640,992
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/27(A)	3,025,000	2,691,515
Owl Rock Capital
3.400%, 07/15/26	1,000,000	922,986
2.875%, 06/11/28	1,035,000	882,491
2.625%, 01/15/27	9,170,000	8,087,835
OWS Cre Funding I
5.700%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A),(B)	3,500,000	3,478,125
Santander Holdings USA
3.244%, 10/05/26	2,630,000	2,502,740
Spirit Realty
3.400%, 01/15/30‡	1,330,000	1,209,244

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Truist Bank
2.636%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.150%, 09/17/29(A)	$2,315,000	$2,242,205
UBS Group
1.494%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.850%, 08/10/27(A),(B)	430,000	381,801
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/34(A),(B)	2,825,000	2,856,188
5.459%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/35(A),(B)	1,600,000	1,445,079
Unum Group
6.750%, 12/15/28	615,000	684,722
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/51(A)	2,619,480	2,741,173
4.300%, 07/22/27	1,950,000	1,947,855
4.100%, 06/03/26	500,000	498,061
3.068%, U.S. SOFR + 2.530%, 04/30/41(A)	575,000	463,235
2.188%, U.S. SOFR + 2.000%, 04/30/26(A)	565,000	533,988
2.164%, ICE LIBOR USD 3 MONTH + 0.750%, 02/11/26(A)	855,000	811,464

		207,787,378

HEALTH CARE — 0.8%
Aetna
2.800%, 06/15/23	1,375,000	1,371,456
Cigna
7.875%, 05/15/27	764,000	894,100
4.125%, 11/15/25	425,000	429,381
3.750%, 07/15/23	848,000	855,151
CVS Health
5.050%, 03/25/48	3,350,000	3,397,816
4.780%, 03/25/38	1,525,000	1,510,994
4.125%, 04/01/40	225,000	204,889
3.750%, 04/01/30	300,000	286,959
3.500%, 07/20/22	1,635,000	1,636,635
Royalty Pharma
1.750%, 09/02/27	975,000	854,950
Zoetis
4.500%, 11/13/25	1,000,000	1,029,106

		12,471,437

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 1.0%
BNSF Railway 2007-1 Pass Through Trust
5.996%, 04/01/24	$10,932	$11,284
Burlington Northern and Santa Fe Railway 2001-1 Pass Through Trust
6.727%, 07/15/22	55,980	56,094
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	17,249	17,679
Burlington Northern Santa Fe
3.750%, 04/01/24	1,750,000	1,773,036
Caterpillar Financial Services MTN
0.357%, U.S. SOFR + 0.150%, 11/17/22(A)	5,180,000	5,175,155
Cemex
7.375%, 06/05/27(B)	1,700,000	1,789,590
5.450%, 11/19/29(B)	475,000	456,021
5.200%, 09/17/30(B)	1,950,000	1,837,875
CRH America
3.875%, 05/18/25(B)	1,175,000	1,182,167
CSX Transportation
6.251%, 01/15/23	33,358	34,073
FedEx
5.250%, 05/15/50	1,200,000	1,231,128
Union Pacific
3.375%, 02/14/42	210,000	181,626
3.200%, 05/20/41	790,000	670,839
2.950%, 01/15/23	1,975,000	1,982,302
Union Pacific Railroad 2002 Pass Through Trust
6.061%, 01/17/23	43,678	44,280
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	1,912	1,941
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	35,700	37,196
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	23,285	25,722

		16,508,008

INFORMATION TECHNOLOGY — 1.1%
Apple
2.650%, 02/08/51	580,000	440,782
2.400%, 08/20/50	1,380,000	1,001,033

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Arrow Electronics
3.875%, 01/12/28	$1,677,000	$1,639,767
3.250%, 09/08/24	1,585,000	1,567,792
Broadcom
4.150%, 11/15/30	370,000	350,921
4.110%, 09/15/28	446,000	432,106
3.875%, 01/15/27	1,720,000	1,677,579
Dell International
8.350%, 07/15/46	308,000	412,010
6.020%, 06/15/26	475,000	501,750
3.375%, 12/15/41(B)	210,000	157,753
International Business Machines
2.950%, 05/15/50	680,000	519,404
Microchip Technology
0.983%, 09/01/24(B)	1,450,000	1,360,890
NXP BV
3.875%, 06/18/26(B)	210,000	206,935
Oracle
3.950%, 03/25/51	975,000	742,902
3.900%, 05/15/35	2,005,000	1,735,162
3.600%, 04/01/40	420,000	326,109
2.950%, 04/01/30	1,100,000	950,000
2.875%, 03/25/31	200,000	169,005
VMware
4.650%, 05/15/27	1,655,000	1,678,837
1.400%, 08/15/26	750,000	672,820
0.600%, 08/15/23	600,000	580,676
Western Digital
2.850%, 02/01/29	420,000	371,991

		17,496,224

MATERIALS — 0.1%
Dow Chemical
9.400%, 05/15/39	212,000	315,898
7.375%, 11/01/29	682,000	814,138
Glencore Funding
1.625%, 09/01/25(B)	195,000	179,366
LYB International Finance III
4.200%, 05/01/50	200,000	174,820
3.375%, 10/01/40	1,060,000	863,505
2.250%, 10/01/30	150,000	127,327

		2,475,054

UTILITIES — 1.4%
Alabama Power
3.700%, 12/01/47	1,550,000	1,355,198
Berkshire Hathaway Energy
6.125%, 04/01/36	54,000	61,394

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
CenterPoint Energy Houston Electric
3.350%, 04/01/51	$940,000	$806,531
CenterPoint Energy Resources
1.750%, 10/01/30	1,135,000	940,628
Commonwealth Edison
4.000%, 03/01/48	485,000	450,904
Consolidated Edison of New York
4.450%, 03/15/44	2,010,000	1,914,759
Dominion Energy
5.750%, ICE LIBOR USD 3 MONTH + 3.057%, 10/01/54(A)	2,100,000	2,094,182
Duke Energy Florida
3.850%, 11/15/42	385,000	343,467
3.200%, 01/15/27	655,000	640,813
Enel Finance International
6.800%, 09/15/37(B)	1,725,000	2,077,876
6.000%, 10/07/39(B)	1,050,000	1,161,663
Exelon
3.950%, 06/15/25	1,120,000	1,129,172
MidAmerican Energy MTN
5.800%, 10/15/36	320,000	365,127
Pacific Gas and Electric
4.950%, 07/01/50	1,215,000	1,015,963
PacifiCorp
6.350%, 07/15/38	690,000	813,937
PECO Energy
4.150%, 10/01/44	825,000	785,816
3.000%, 09/15/49	845,000	666,127
Southern
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.733%, 01/15/51(A)	2,225,000	2,110,524
3.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.915%, 09/15/51(A)	2,325,000	2,092,500
Union Electric
3.900%, 04/01/52	1,910,000	1,743,468
Virginia Electric and Power
4.650%, 08/15/43	580,000	579,508

		23,149,557

Total Corporate Obligations (Cost $472,423,595)		444,678,866

ASSET-BACKED SECURITIES — 5.7%

	Face Amount	Value
Automotive — 2.4%
American Credit Acceptance Receivables Trust 2022-2, Ser 2022-2, Cl D
4.850%, 06/13/28 (B)	$2,220,000	$2,228,780
CAL Receivables 2022-1, Ser 2022-1, Cl B
0.000%, SOFR30A + 4.350%, 10/15/22 (A),(B),(C)	2,520,000	2,469,600
Carmax Auto Owner Trust 2019-2, Ser 2019-2, Cl D
3.410%, 10/15/25	1,700,000	1,702,720
Carvana Auto Receivables Trust 2019-1, Ser 2019-1A, Cl D
3.880%, 10/15/24 (B)	3,641,955	3,657,744
Carvana Auto Receivables Trust 2019-2, Ser 2019-2A, Cl D
3.280%, 01/15/25 (B)	3,200,000	3,205,929
Credit Acceptance Auto Loan Trust 2020-3, Ser 2020-3A, Cl C
2.280%, 02/15/30 (B)	1,040,000	995,700
Drive Auto Receivables Trust 2018-5, Ser 2018-5, Cl D
4.300%, 04/15/26	2,265,844	2,283,894
Drive Auto Receivables Trust 2019-3, Ser 2019-3, Cl D
3.180%, 10/15/26	4,035,000	4,039,390
Drive Auto Receivables Trust 2020-1, Ser 2020-1, Cl D
2.700%, 05/17/27	2,230,000	2,218,247
Drive Auto Receivables Trust 2020-2, Ser 2020-2, Cl D
3.050%, 05/15/28	2,200,000	2,190,362
Exeter Automobile Receivables Trust 2022-2, Ser 2022-2A, Cl D
4.560%, 07/17/28	2,000,000	1,986,333
Flagship Credit Auto Trust, Ser 2019-3, Cl E
3.840%, 12/15/26 (B)	3,825,000	3,722,139
Ford Credit Auto Owner Trust 2021-REV1, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,500,000	1,375,762
Santander Drive Auto Receivables Trust 2019-1, Ser 2019-1, Cl D
3.650%, 04/15/25	2,120,824	2,130,247

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust 2019-2, Ser 2019-2, Cl D
3.220%, 07/15/25	$4,000,000	$4,007,474
Santander Drive Auto Receivables Trust 2020-1, Ser 2020-1, Cl C
4.110%, 12/15/25	1,180,000	1,190,214

		39,404,535

Other Asset-Backed Securities — 3.3%
AEP Texas Central Transition Funding III, Ser 2012-1, Cl A3
2.845%, 03/01/26	87,543	87,325
Benefit Street Partners CLO V-B, Ser 2018-5BA, Cl B
3.213%, ICE LIBOR USD 3 MONTH + 2.150%, 04/20/31 (A),(B)	2,750,000	2,720,438
CASC 2019-NRM1
0.000%, 11/25/49 (C)	1,185,781	1,050,579
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,149,213	3,087,831
KKR CLO 41, Ser 2022-41A, Cl C 2.942%, TSFR3M + 2.250%, 04/15/35 (A),(B)	3,500,000	3,461,136
Madison Park Funding XXI, Ser 2021-21A, Cl BRR 3.244%, ICE LIBOR USD 3 MONTH + 2.200%, 10/15/32 (A),(B)	1,250,000	1,236,935
Navient Student Loan Trust 2016-5, Ser 2016-5A, Cl A 1.918%, ICE LIBOR USD 1 MONTH + 1.250%, 06/25/65 (A),(B)	955,504	960,388
Navient Student Loan Trust 2018-2, Ser 2018-2A, Cl A3 1.418%, ICE LIBOR USD 1 MONTH + 0.750%, 03/25/67 (A),(B)	8,539,000	8,425,977
Navient Student Loan Trust 2021-1, Ser 2021-1A, Cl A1B 1.268%, ICE LIBOR USD 1 MONTH + 0.600%, 12/26/69 (A),(B)	5,275,036	5,229,736
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C 2.298%, TSFR3M + 2.050%, 04/14/35 (A),(B)	6,000,000	5,933,034

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust 2020-3, Ser 2020-3, Cl D
1.640%, 11/16/26	$2,430,000	$2,372,583
SBAP 2004-20K 1
4.880%, 11/01/24	2,921	2,940
SBAP 2006-20B 1
5.350%, 02/01/26	1,898	1,920
SBAP 2006-20C 1
5.570%, 03/01/26	1,864	1,885
SBAP 2007-20C 1
5.230%, 03/01/27	1,800	1,812
SLM Student Loan Trust 2004-3, Ser 2014-3A, Cl A 6B 1.734%, ICE LIBOR USD 3 MONTH + 0.550%, 10/25/64 (A),(B)	6,467,554	6,296,312
SLM Student Loan Trust 2009-3, Ser 2009-3, Cl A 1.418%, ICE LIBOR USD 1 MONTH + 0.750%, 01/25/45 (A),(B)	3,502,906	3,460,596
SMB Private Education Loan Trust 2018-A, Ser 2018-A, Cl A2A 3.500%, 02/15/36 (B)	2,191,731	2,177,022
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR 3.313%, ICE LIBOR USD 3 MONTH + 2.250%, 01/20/32 (A),(B)	3,480,000	3,443,999
TICP CLO XI, Ser 2018-11A, Cl E 7.063%, ICE LIBOR USD 3 MONTH + 6.000%, 10/20/31 (A),(B)	2,230,000	2,153,330
United States Small Business Administration, Ser 2003-20B, Cl 1
4.840%, 02/01/23	1,162	1,170
United States Small Business Administration, Ser 2003-20J, Cl 1
4.920%, 10/01/23	998	1,005
United States Small Business Administration, Ser 2003-20K, Cl 1
4.980%, 11/01/23	2,367	2,387
United States Small Business Administration, Ser 2004-20L, Cl 1
4.870%, 12/01/24	2,646	2,648

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2005-20A, Cl 1
4.860%, 01/01/25	$919	$922
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	777	779
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	4,067	4,065
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	6,791	6,830
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	1,164	1,171
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	3,490	3,540
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	2,045	2,095
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	2,750	2,791
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	6,163	6,288
Wellfleet CLO X, Ser 2021-XA, Cl BR
3.263%, ICE LIBOR USD 3 MONTH + 2.200%, 07/20/32 (A),(B)	2,000,000	1,979,908

		54,121,377

Total Asset-Backed Securities (Cost $95,187,054)		93,525,912

MUNICIPAL BONDS — 0.5%

	Face Amount	Value
California — 0.2%
Los Angeles Unified School District, Ser RY
6.758%, 07/01/34	$150,000	$180,018
Regents of the University of California Medical Center Pooled Revenue
4.563%, 05/15/53	875,000	876,757
State of California
7.500%, 04/01/34	1,150,000	1,511,179
7.300%, 10/01/39	1,075,000	1,420,623

		3,988,577

Illinois — 0.2%
State of Illinois
5.100%, 06/01/33	2,750,000	2,814,044

New Jersey — 0.1%
New Jersey Turnpike Authority
7.414%, 01/01/40	350,000	475,302
7.102%, 01/01/41	1,350,000	1,784,521

		2,259,823

Total Municipal Bonds (Cost $8,420,137)		9,062,444

PREFERRED STOCK — 0.3%
	Shares	Value
FINANCIALS — 0.3%
Citigroup Capital XIII, 7.609%, ICE LIBOR USD 3 MONTH + 6.370%, 10/30/40	156,815	$4,251,255

Total Preferred Stock (Cost $4,091,303)		4,251,255

Total Investments in Securities— 98.7% (Cost $1,742,237,874)		$1,627,219,920

Percentages are based on net assets of $1,649,333,383.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2022 (Unaudited)

A list of the open futures contracts held by the Fund at April 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts U.S. Ultra Long Treasury Bond	86	Jun-2022	$15,675,306	$13,797,625	$(1,877,681)

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2022 was $287,970,846 and represented 17.5% of Net Assets.

(C)	No interest rate available.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
STACR — Structured Agency Credit Risk
TSFR3M — Term Structured Financing Rate 3 Month Average

The following is a list of the inputs used as of April 30, 2022 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$141,258,017	$467,810,571	$–	$609,068,588
Corporate Obligations	–	444,678,866	–	444,678,866
Mortgage-Backed Securities	–	466,632,855	–	466,632,855
Municipal Bonds	–	9,062,444	–	9,062,444
Asset-Backed Securities	–	93,525,912	–	93,525,912
Preferred Stock	4,251,255	–	–	4,251,255

Total Investments in Securities	$145,509,272	$1,481,710,648	$–	$1,627,219,920

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,877,681)	$–	$–	$(1,877,681)

Total Other Financial Instruments	$(1,877,681)	$–	$–	$(1,877,681)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.8%
	Shares	Value

COMMUNICATION SERVICES — 9.3%
Activision Blizzard	67,715	$5,119,254
Alphabet, Cl A *	26,821	61,210,618
Alphabet, Cl C *	25,252	58,062,681
AT&T	854,521	16,116,266
Charter Communications, Cl A *	10,778	4,618,265
Comcast, Cl A	396,105	15,749,135
DISH Network, Cl A *	11,336	323,189
Electronic Arts	24,581	2,901,787
Fox	12,742	423,544
Fox	28,386	1,017,354
Interpublic Group of	34,079	1,111,657
Lumen Technologies	81,877	823,683
Match Group *	24,604	1,947,407
Meta Platforms, Cl A *	207,146	41,526,559
Netflix *	38,473	7,323,720
News	34,132	677,861
News	10,637	211,783
Omnicom Group	54,590	4,155,937
Paramount Global, Cl B	53,780	1,566,074
Take-Two Interactive Software *	10,058	1,202,031
T-Mobile US *	64,473	7,939,205
Twitter *	69,479	3,405,861
Verizon Communications	505,195	23,390,528
Walt Disney *	157,768	17,611,642
Warner Bros Discovery *	249,827	4,534,360

		282,970,401

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY — 11.5%
Advance Auto Parts	5,487	$1,095,370
Amazon.com *	39,377	97,876,653
Aptiv *	20,826	2,215,886
AutoZone *	1,793	3,506,158
Bath & Body Works	23,027	1,217,898
Best Buy	19,195	1,726,206
Booking Holdings *	3,611	7,981,429
BorgWarner	20,842	767,611
CarMax *	14,061	1,206,153
Carnival *	69,922	1,209,651
Chipotle Mexican Grill, Cl A *	2,406	3,502,198
Darden Restaurants	11,297	1,488,154
Dollar General	20,248	4,809,507
Dollar Tree *	19,530	3,172,648
Domino’s Pizza	3,211	1,085,318
DR Horton	28,316	1,970,510
eBay	54,375	2,823,150
Etsy *	11,040	1,028,818
Expedia Group *	14,554	2,543,311
Ford Motor	342,817	4,854,289
Garmin	13,191	1,447,580
General Motors *	126,116	4,781,058
Genuine Parts	12,377	1,609,629
Hasbro	11,285	993,757
Hilton Worldwide Holdings	24,231	3,762,832
Home Depot	94,392	28,355,357
Las Vegas Sands *	29,871	1,058,330
Lennar, Cl A	23,650	1,808,988
LKQ	23,320	1,157,372
Lowe’s	60,204	11,904,137
Marriott International, Cl A	23,791	4,223,378
McDonald’s	64,891	16,168,242
Mohawk Industries *	4,791	675,818
NIKE, Cl B	111,055	13,848,558
Norwegian Cruise Line Holdings *	32,171	644,385
NVR *	280	1,225,339
O’Reilly Automotive *	5,861	3,554,990
Penn National Gaming *	7,308	267,254
Pool	3,528	1,429,616
PulteGroup	21,961	917,091
PVH	6,066	441,483
Ralph Lauren, Cl A	4,267	445,219
Ross Stores	30,904	3,083,292
Starbucks	102,486	7,649,555
Tapestry	23,910	787,117
Target	42,428	9,701,162
Tesla *	72,802	63,393,070
TJX	104,498	6,403,637
Tractor Supply	9,931	2,000,600
Ulta Beauty *	4,748	1,884,006

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY — continued
Under Armour, Cl A *	23,735	$364,570
Under Armour, Cl C *	18,707	265,452
VF	28,170	1,464,840
Whirlpool	5,294	960,967
Wynn Resorts *	9,142	644,328
Yum! Brands	25,463	2,979,426

		348,383,353

CONSUMER STAPLES — 7.3%
Archer-Daniels-Midland	48,649	4,357,004
Brown-Forman, Cl B	15,973	1,077,219
Campbell Soup	27,587	1,302,658
Clorox	11,775	1,689,359
Coca-Cola	441,928	28,552,968
Colgate-Palmolive	167,660	12,918,203
Conagra Brands	41,510	1,449,944
Constellation Brands, Cl A	14,245	3,505,552
Costco Wholesale	56,245	29,906,591
Estee Lauder, Cl A	48,503	12,807,702
General Mills	69,560	4,919,979
Hershey	23,469	5,298,596
Hormel Foods	146,817	7,691,743
J M Smucker	22,688	3,106,668
Kellogg	23,994	1,643,589
Kimberly-Clark	60,065	8,338,824
Kraft Heinz	61,656	2,628,395
Kroger	58,742	3,169,718
Lamb Weston Holdings	34,736	2,296,050
McCormick	21,636	2,175,933
Molson Coors Beverage, Cl B	20,928	1,133,042
Mondelez International, Cl A	158,628	10,228,334
Monster Beverage *	32,643	2,796,852
PepsiCo	164,400	28,229,124
Sysco	44,518	3,805,399
Tyson Foods, Cl A	26,877	2,503,861
Walgreens Boots Alliance	62,437	2,647,329
Walmart	213,805	32,710,027

		222,890,663

ENERGY — 4.3%
APA	23,552	963,983
Baker Hughes, Cl A	76,031	2,358,482
Chevron	169,425	26,543,815
ConocoPhillips	114,619	10,948,407
Coterra Energy	228,839	6,588,275
Devon Energy	49,580	2,884,068
Diamondback Energy	14,761	1,863,281
EOG Resources	50,826	5,934,444

COMMON STOCK — continued
	Shares	Value

ENERGY — continued
Exxon Mobil	371,683	$31,685,976
Halliburton	77,713	2,768,137
Hess	23,963	2,469,866
Kinder Morgan	169,414	3,074,864
Marathon Oil	54,941	1,369,130
Marathon Petroleum	53,394	4,659,160
Occidental Petroleum	77,087	4,246,723
ONEOK	38,696	2,450,618
Phillips 66	38,108	3,306,250
Pioneer Natural Resources	19,713	4,582,681
Schlumberger	121,842	4,753,056
Valero Energy	35,573	3,965,678
Williams	105,547	3,619,207

		131,036,101

FINANCIALS — 11.8%
Aflac	52,844	3,026,904
Allstate	24,911	3,152,238
American Express	54,543	9,529,208
American International Group	72,126	4,220,092
Ameriprise Financial	9,767	2,593,041
Aon, Cl A	19,139	5,511,841
Arthur J Gallagher	18,023	3,036,695
Assurant	5,811	1,056,905
Bank of America	625,669	22,323,870
Bank of New York Mellon	65,995	2,775,750
Berkshire Hathaway, Cl B *	195,588	63,141,674
BlackRock, Cl A	12,410	7,752,279
Brown & Brown	20,300	1,258,194
Capital One Financial	36,991	4,609,818
Cboe Global Markets	9,218	1,041,450
Charles Schwab	146,649	9,727,228
Chubb	37,429	7,727,217
Cincinnati Financial	13,051	1,600,836
Citigroup	172,381	8,310,488
Citizens Financial Group	37,049	1,459,731
CME Group, Cl A	51,119	11,212,441
Comerica	11,457	938,328
Discover Financial Services	25,459	2,863,119
Everest Re Group	3,466	952,145
FactSet Research Systems	3,319	1,339,183
Fifth Third Bancorp	59,326	2,226,505
First Republic Bank	15,527	2,316,939
Franklin Resources	24,460	601,471
Globe Life	8,043	788,857
Goldman Sachs Group	29,524	9,019,287
Hartford Financial Services Group	29,649	2,073,354
Huntington Bancshares	125,651	1,652,311

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
Intercontinental Exchange	48,972	$5,671,447
Invesco	29,686	545,629
JPMorgan Chase	256,781	30,649,380
KeyCorp	80,867	1,561,542
Lincoln National	14,753	887,393
Loews	17,443	1,096,118
M&T Bank	22,059	3,675,912
MarketAxess Holdings	4,803	1,266,119
Marsh & McLennan	43,869	7,093,617
MetLife	80,729	5,302,281
Moody’s	14,029	4,439,898
Morgan Stanley	146,115	11,775,408
MSCI, Cl A	7,149	3,011,516
Nasdaq	10,208	1,606,433
Northern Trust	18,055	1,860,568
PNC Financial Services Group	36,737	6,102,016
Principal Financial Group	21,339	1,454,040
Progressive	50,824	5,456,465
Prudential Financial	32,820	3,561,298
Raymond James Financial	16,236	1,582,360
Regions Financial	82,780	1,715,202
S&P Global	30,784	11,590,176
Signature Bank NY	5,284	1,280,049
State Street	31,776	2,128,039
SVB Financial Group *	5,118	2,495,741
Synchrony Financial	47,561	1,750,720
T Rowe Price Group	19,517	2,401,372
Travelers	21,334	3,649,394
Truist Financial	115,934	5,605,409
US Bancorp	117,238	5,693,077
W R Berkley	18,345	1,219,759
Wells Fargo	385,235	16,807,803
Willis Towers Watson	10,854	2,332,090
Zions Bancorp	13,609	769,044

		357,876,714

HEALTH CARE — 11.0%
ABIOMED *	6,203	1,777,656
Align Technology *	7,551	2,189,110
AmerisourceBergen, Cl A	89,060	13,473,887
Boston Scientific *	281,145	11,839,016
Cardinal Health	110,079	6,390,086
Cerner	72,159	6,756,969
Cigna	75,432	18,615,109
CVS Health	258,340	24,834,224
DaVita *	33,248	3,603,086
DENTSPLY SIRONA	58,040	2,321,020
Dexcom *	15,560	6,357,505
Edwards Lifesciences *	117,534	12,432,747
Henry Schein *	42,350	3,434,585

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Hologic *	52,151	$3,754,351
Humana	29,445	13,090,069
IDEXX Laboratories *	15,241	6,560,946
Incyte *	187,158	14,029,364
Intuitive Surgical *	44,764	10,712,025
IQVIA Holdings *	84,486	18,417,103
Laboratory Corp of America Holdings	25,287	6,075,960
McKesson	28,431	8,802,522
Medtronic	240,970	25,147,629
Mettler-Toledo International *	13,814	17,647,799
Molina Healthcare *	15,332	4,805,815
Quest Diagnostics	33,943	4,542,931
ResMed	28,866	5,772,334
STERIS	24,217	5,425,819
Stryker	69,693	16,814,133
Teleflex	12,104	3,457,144
Waters *	44,757	13,562,266
West Pharmaceutical Services	44,415	13,993,390
Zimmer Biomet Holdings	51,780	6,252,435
Zoetis, Cl A	124,859	22,131,258

		335,020,293

INDUSTRIALS — 7.3%
3M	102,524	14,786,011
A O Smith	11,556	675,217
Alaska Air Group *	10,923	594,102
Allegion	7,769	887,531
American Airlines Group *	56,276	1,056,301
AMETEK	24,095	3,042,235
Carrier Global	81,486	3,118,469
Caterpillar	81,162	17,087,847
CH Robinson Worldwide	11,313	1,200,875
Cintas	7,615	3,025,135
Copart *	18,545	2,107,639
CSX	192,782	6,620,134
Cummins	12,449	2,355,226
Deere	43,078	16,264,099
Delta Air Lines *	55,594	2,392,210
Dover	19,096	2,545,497
Eaton	64,230	9,314,635
Emerson Electric	82,683	7,456,353
Equifax	10,631	2,163,621
Expeditors International of Washington	14,684	1,454,744
Fastenal	69,329	3,834,587
FedEx	21,197	4,212,692
Fortive	34,650	1,992,375

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Fortune Brands Home & Security	8,076	$575,415
Generac Holdings *	5,494	1,205,274
Howmet Aerospace	157,709	5,381,031
IDEX	6,601	1,253,002
Illinois Tool Works	48,435	9,547,023
Ingersoll Rand	35,443	1,558,074
JB Hunt Transport Services	7,283	1,244,301
Johnson Controls International	104,424	6,251,865
Masco	15,191	800,414
Nielsen Holdings	31,139	834,837
Nordson	4,721	1,018,272
Norfolk Southern	21,106	5,442,815
Old Dominion Freight Line	8,065	2,259,168
Otis Worldwide	56,600	4,122,744
PACCAR	37,667	3,128,244
Parker-Hannifin	15,301	4,143,817
Pentair	14,388	730,191
Quanta Services	12,384	1,436,296
Republic Services, Cl A	18,194	2,442,908
Robert Half International	9,719	955,475
Rockwell Automation	14,409	3,640,722
Rollins	19,670	659,732
Snap-on	4,694	997,428
Southwest Airlines *	62,071	2,899,957
Stanley Black & Decker	16,385	1,968,658
Trane Technologies	27,268	3,814,521
TransDigm Group *	5,270	3,134,649
Union Pacific	57,614	13,498,384
United Airlines Holdings *	34,238	1,729,019
United Parcel Service, Cl B	67,774	12,197,964
United Rentals *	6,290	1,990,911
Verisk Analytics, Cl A	13,980	2,852,619
Waste Management	33,405	5,493,118
Westinghouse Air Brake Technologies	16,285	1,464,184
WW Grainger	4,947	2,473,648
Xylem	15,655	1,260,227

		222,594,442

INFORMATION TECHNOLOGY — 27.8%
Accenture, Cl A	54,906	16,491,566
Adobe *	41,382	16,385,203
Advanced Micro Devices *	140,047	11,976,819
Akamai Technologies *	14,092	1,582,250
Amphenol, Cl A	51,964	3,715,426
Analog Devices	46,650	7,201,827
ANSYS *	6,573	1,812,110
Apple	1,353,522	213,382,743

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Applied Materials	77,138	$8,512,178
Arista Networks *	19,480	2,251,304
Autodesk *	17,651	3,340,981
Automatic Data Processing	36,629	7,991,715
Broadcom	38,079	21,110,617
Broadridge Financial Solutions	10,168	1,465,514
Cadence Design Systems *	24,062	3,629,753
CDW	11,805	1,926,340
Ceridian HCM Holding *	11,870	666,263
Cisco Systems	366,450	17,948,721
Citrix Systems *	21,801	2,182,280
Cognizant Technology Solutions, Cl A	45,601	3,689,121
DXC Technology *	18,528	531,754
Enphase Energy *	11,735	1,894,029
EPAM Systems *	3,804	1,008,022
F5 *	5,257	880,074
Fidelity National Information Services	52,827	5,237,797
Fiserv *	51,641	5,056,687
FleetCor Technologies *	7,043	1,757,369
Fortinet *	11,803	3,411,185
Gartner *	7,132	2,072,203
Global Payments	25,208	3,452,992
Hewlett Packard Enterprise	113,619	1,750,869
HP	100,123	3,667,506
Intel	370,766	16,161,690
International Business Machines	77,878	10,296,250
Intuit	24,611	10,305,856
IPG Photonics *	2,093	197,747
Jack Henry & Associates	6,431	1,219,189
Juniper Networks	28,199	888,832
Keysight Technologies *	16,049	2,251,193
KLA	13,164	4,202,739
Lam Research	12,239	5,700,437
Mastercard, Cl A	75,372	27,388,677
Microchip Technology	48,228	3,144,466
Micron Technology	97,146	6,624,386
Microsoft	696,781	193,370,663
Monolithic Power Systems	3,805	1,492,473
Motorola Solutions	14,641	3,128,635
NetApp	19,415	1,422,149
NortonLifeLock	50,548	1,265,722
NVIDIA	217,213	40,286,495
NXP Semiconductors	23,138	3,954,284
Oracle	140,126	10,285,248
Paychex	27,840	3,528,163
Paycom Software *	3,250	914,778
PayPal Holdings *	98,899	8,696,189

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
PTC *	9,133	$1,043,080
Qorvo *	8,557	973,615
QUALCOMM	102,413	14,306,072
Roper Technologies	13,607	6,394,201
Salesforce *	85,006	14,955,956
Seagate Technology Holdings	17,813	1,461,379
ServiceNow *	17,315	8,278,302
Skyworks Solutions	12,711	1,440,156
SolarEdge Technologies *	4,591	1,149,632
Synopsys *	13,239	3,796,813
TE Connectivity	28,300	3,531,274
Teledyne Technologies *	4,089	1,764,608
Teradyne	11,520	1,214,899
Texas Instruments	81,828	13,931,217
Trimble *	21,800	1,454,060
Tyler Technologies *	3,604	1,422,535
VeriSign *	8,363	1,494,385
Visa, Cl A	145,687	31,050,270
Western Digital *	27,047	1,435,384
Zebra Technologies, Cl A *	4,035	1,491,578

		847,298,895

MATERIALS — 3.4%
Air Products and Chemicals	24,141	5,650,684
Albemarle	10,202	1,967,252
Amcor	133,235	1,580,167
Avery Dennison	7,179	1,296,527
Ball	28,068	2,277,999
Celanese, Cl A	9,409	1,382,558
CF Industries Holdings	18,617	1,802,684
Corteva	102,339	5,903,937
Dow	92,528	6,153,112
DuPont de Nemours	51,865	3,419,459
Eastman Chemical	11,695	1,200,726
Ecolab	22,588	3,825,052
FMC	11,037	1,462,844
Freeport-McMoRan	146,451	5,938,588
International Flavors & Fragrances	22,162	2,688,251
International Paper	33,730	1,561,024
Linde	58,927	18,382,867
LyondellBasell Industries, Cl A	29,452	3,122,796
Martin Marietta Materials	5,434	1,924,831
Mosaic	32,166	2,007,802
Newmont	86,115	6,273,478
Nucor	43,870	6,790,199
Packaging Corp of America	8,222	1,325,140
PPG Industries	21,861	2,797,989
Sealed Air	12,878	826,896

COMMON STOCK — continued
	Shares	Value

MATERIALS — continued
Sherwin-Williams	30,921	$8,502,038
Vulcan Materials	11,547	1,989,433
Westrock	23,241	1,151,127

		103,205,460

REAL ESTATE — 3.3%
Alexandria Real Estate Equities ‡	12,257	2,232,735
American Tower ‡	43,511	10,487,021
AvalonBay Communities ‡	12,148	2,763,427
Boston Properties ‡	12,354	1,452,830
Camden Property Trust ‡	8,100	1,270,809
CBRE Group, Cl A *	29,068	2,413,807
Crown Castle International ‡	37,554	6,955,376
Digital Realty Trust ‡	24,664	3,603,904
Duke Realty ‡	33,100	1,812,225
Equinix	7,799	5,608,105
Equity Residential ‡	29,682	2,419,083
Essex Property Trust ‡	5,665	1,865,315
Extra Space Storage ‡	13,423	2,550,370
Federal Realty Investment Trust ‡	6,086	712,427
Host Hotels & Resorts ‡	62,091	1,263,552
Iron Mountain ‡	25,160	1,351,847
Kimco Realty ‡	53,555	1,356,548
Mid-America Apartment Communities ‡	10,045	1,975,651
Prologis ‡	124,990	20,034,647
Public Storage ‡	19,222	7,140,973
Realty Income ‡	49,130	3,407,657
Regency Centers ‡	13,387	921,427
SBA Communications, Cl A ‡	9,401	3,263,181
Simon Property Group ‡	35,259	4,160,562
UDR ‡	25,283	1,345,308
Vornado Realty Trust ‡	30,105	1,165,365
Welltower ‡	37,812	3,433,708
Weyerhaeuser ‡	65,069	2,682,144

		99,650,004

UTILITIES — 2.8%
American Water Works	15,722	2,422,446
Atmos Energy	11,523	1,306,708
CenterPoint Energy	54,686	1,673,938
CMS Energy	25,137	1,726,660
Consolidated Edison	51,185	4,746,897
Constellation Energy	28,304	1,675,900
Dominion Energy	119,727	9,774,512
Edison International	32,987	2,269,176
Entergy	17,484	2,077,973

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UTILITIES — continued
Eversource Energy	29,869	$2,610,551
Exelon	165,413	7,738,020
FirstEnergy	50,057	2,167,969
NextEra Energy	298,228	21,180,153
NRG Energy	21,278	763,880
Pinnacle West Capital	9,804	698,045
Public Service Enterprise Group	50,746	3,534,966
Sempra Energy	44,300	7,148,248
Southern	174,443	12,802,372

		86,318,414

Total Common Stock (Cost $2,030,923,567)		3,037,244,740

Total Investments in Securities — 99.8% (Cost $2,030,923,567)		$3,037,244,740

Percentages based on Net Assets of $3,042,345,436.

A list of the open futures contracts held by the Fund at April 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
S&P 500 Index E-MINI	21	Jun-2022	$4,699,425	$4,333,875	$(365,550)

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

S&P — Standard & Poor’s

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurement and disclosure under U.S. generally accepted accounting principles.

The following is a list of the inputs used as of April 30, 2022 in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(365,550)	$–	$–	$(365,550)

Total Other Financial Instruments	$(365,550)	$–	$–	$(365,550)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%

	Shares	Value

COMMUNICATION SERVICES — 10.1%
Alphabet, Cl A *	1,200	$2,738,628
Alphabet, Cl C *	12,532	28,815,204
Charter Communications, Cl A *	10,000	4,284,900
Comcast, Cl A	155,000	6,162,800
DISH Network, Cl A *	74,000	2,109,740
Electronic Arts	7,748	914,651
Fox	66,500	2,383,360
Fox	52,000	1,728,480
Match Group *	13,607	1,076,994
Meta Platforms, Cl A *	44,926	9,006,315
News	28,000	556,080
T-Mobile US *	29,000	3,571,060
ZoomInfo Technologies, Cl A *	107,750	5,107,350

		68,455,562

CONSUMER DISCRETIONARY — 7.9%
Airbnb, Cl A *	39,297	6,020,693
Amazon.com *	7,201	17,899,022
Booking Holdings *	1,200	2,652,372
Chegg *	29,309	725,105
Etsy *	17,236	1,606,223
Gap	74,500	925,290
Hilton Worldwide Holdings	21,905	3,401,628
Honda Motor ADR	81,000	2,126,250
Lululemon Athletica *	13,261	4,702,748
NIKE, Cl B	45,242	5,641,677
Qurate Retail *	110,000	463,100
Starbucks	28,665	2,139,556
Tesla *	4,766	4,150,042
Wingstop	9,944	912,461

		53,366,167

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — 2.4%
Anheuser-Busch InBev ADR	41,000	$2,355,450
Constellation Brands, Cl A	20,242	4,981,354
Freshpet *	9,034	843,324
Molson Coors Beverage, Cl B	53,500	2,896,490
PepsiCo	31,629	5,431,015

		16,507,633

ENERGY — 3.8%
ConocoPhillips	47,000	4,489,440
Occidental Petroleum	175,000	9,640,750
Schlumberger	163,184	6,365,808
Williams	155,000	5,314,950

		25,810,948

FINANCIALS — 17.1%
Aegon	207,529	1,066,699
American Express	45,738	7,990,886
Ares Management, Cl A	11,759	778,681
Bank of America	80,000	2,854,400
Bank of New York Mellon	113,000	4,752,780
Berkshire Hathaway, Cl B *	25,012	8,074,624
Brighthouse Financial *	15,418	791,869
Capital One Financial	62,000	7,726,440
Charles Schwab	246,149	16,327,063
First Republic Bank	54,288	8,100,856
Goldman Sachs Group	14,000	4,276,860
Hamilton Lane, Cl A	17,623	1,208,585
Lincoln National	10,000	601,500
Markel *	7,551	10,218,617
MarketAxess Holdings	189	49,822
Marsh & McLennan	8,136	1,315,591
MetLife	112,000	7,356,160
Moody’s	25,914	8,201,263
S&P Global	14,700	5,534,694
State Street	40,000	2,678,800
Truist Financial	34,000	1,643,900
UBS Group	67,000	1,128,280
US Bancorp	80,368	3,902,670
Wells Fargo	210,000	9,162,300

		115,743,340

HEALTH CARE — 7.8%
Align Technology *	7,487	2,170,556
Alnylam Pharmaceuticals *	18,500	2,468,455

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
BioMarin Pharmaceutical *	35,000	$2,847,250
Boston Scientific *	85,050	3,581,456
Cigna	44,000	10,858,320
CVS Health	50,000	4,806,500
Elanco Animal Health *	65,759	1,664,360
ICON *	8,691	1,965,991
Incyte *	35,000	2,623,600
Medtronic	96,539	10,074,810
Mettler-Toledo International *	5,033	6,429,809
Omnicell *	11,515	1,257,093
Seagen *	10,747	1,407,964
Zimmer Biomet Holdings	6,100	736,575

		52,892,739

INDUSTRIALS — 8.4%
AMETEK	43,154	5,448,624
Carrier Global	60,500	2,315,335
Equifax	9,764	1,987,169
FedEx	30,000	5,962,200
Fortive	79,757	4,586,028
Fortune Brands Home & Security	13,012	927,105
GXO Logistics *	121,843	7,211,887
Hexcel	19,784	1,075,458
Johnson Controls International	120,000	7,184,400
Mercury Systems *	15,946	889,627
Otis Worldwide	17,000	1,238,280
TransDigm Group *	16,275	9,680,533
TransUnion	78,380	6,859,818
Uber Technologies *	58,578	1,844,035

		57,210,499

INFORMATION TECHNOLOGY — 35.2%
Adobe *	27,974	11,076,305
Advanced Micro Devices *	30,247	2,586,723
Amphenol, Cl A	73,146	5,229,939
Apple	170,878	26,938,917
Autodesk *	15,362	2,907,719
Avalara *	48,656	3,701,262
Block, Cl A *	27,086	2,696,140
CDW	8,170	1,333,181
Ceridian HCM Holding *	56,736	3,184,592
Cisco Systems	90,000	4,408,200
Cognizant Technology Solutions, Cl A	57,000	4,611,300
Dell Technologies, Cl C	61,500	2,891,115

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Fidelity National Information Services	56,986	$5,650,162
Fiserv *	65,000	6,364,800
FleetCor Technologies *	22,204	5,540,342
Gartner *	7,549	2,193,362
Global Payments	40,215	5,508,651
HashiCorp, Cl A *	1,818	85,591
Hewlett Packard Enterprise	225,000	3,467,250
HP	163,680	5,995,598
II-VI *	16,135	987,623
Intuit	14,401	6,030,419
Juniper Networks	84,500	2,663,440
KLA	2,211	705,884
Mastercard, Cl A	26,178	9,512,562
Micro Focus International ADR	62,400	290,160
Microchip Technology	241,029	15,715,091
Microsoft	143,363	39,786,100
NVIDIA	27,481	5,096,901
Palo Alto Networks *	2,310	1,296,557
Qualtrics International, Cl A *	1,321	24,491
Roper Technologies	11,518	5,412,539
Salesforce *	54,289	9,551,606
SAP ADR	37,595	3,789,576
ServiceNow *	1,186	567,027
Shift4 Payments, Cl A *	21,743	1,140,638
Synaptics *	3,764	558,728
TE Connectivity	25,500	3,181,890
UiPath, Cl A *	22,158	395,077
Varonis Systems, Cl B *	26,863	1,160,482
Visa, Cl A	50,232	10,705,946
VMware, Cl A *	49,945	5,396,058
Vontier	199,481	5,110,703
Workday, Cl A *	16,932	3,499,844

		238,950,491

MATERIALS — 3.1%
Air Products and Chemicals	41,225	9,649,536
Celanese, Cl A	14,000	2,057,160
Ecolab	18,463	3,126,524
Linde	17,788	5,549,145
LyondellBasell Industries, Cl A	3,400	360,502

		20,742,867

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 1.5%
American Tower ‡	34,041	$8,204,562
Equinix	2,589	1,861,698

		10,066,260

Total Common Stock (Cost $683,243,176)		659,746,506

WARRANTS — 0.1%

	Number Of Warrants	Value
Occidental Petroleum * Expires 08/06/27	18,875	$636,843

Total Warrants (Cost $244,620)		636,843

Total Investments in Securities— 97.4%
(Cost $683,487,796)		$660,383,349

Percentages are based on Net Assets of $677,983,429.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.1%

	Shares	Value

AUSTRALIA — 0.2%
Rio Tinto	26,062	$2,055,479

BRAZIL — 0.7%
Banco do Brasil	291,400	1,953,572
Localiza Rent a Car	105,100	1,130,331
Marfrig Global Foods	114,000	433,468
MercadoLibre *	847	824,665
Petroleo Brasileiro ADR	108,404	1,471,042
Petroleo Brasileiro ADR, Cl A	134,335	1,648,291
SLC Agricola	30,760	330,445

		7,791,814

CANADA — 5.0%
Air Canada *	145,100	2,554,478
Alimentation Couche-Tard	134,290	6,009,190
Canadian National Railway	90,559	10,705,101
Canadian Pacific Railway	61,900	4,551,264
Canadian Pacific Railway	228,343	16,719,275
Franco-Nevada	23,300	3,541,899
Gildan Activewear	65,400	2,227,504
Northland Power	46,700	1,416,657
Nutrien	34,800	3,437,387
Shopify, Cl A *	10,403	4,440,208
TFI International	13,000	1,051,148

		56,654,111

CHINA — 5.7%
360 DigiTech ADR	67,838	978,902
Alibaba Group Holding ADR *	20,256	1,966,655

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Anhui Conch Cement, Cl H	328,641	$1,785,135
Baidu ADR *	1,750	217,297
Bank of China, Cl H	3,962,000	1,557,078
Bank of Communications, Cl A	1,262,700	970,733
Beijing New Building Materials, Cl A	174,400	760,859
Bosideng International Holdings	2,436,000	1,222,939
China Construction Bank, Cl H	5,856,921	4,137,490
China Everbright Environment Group	718,000	420,891
China Life Insurance, Cl H	–	—
China Lumena New Materials *(A)	15,350	—
China Northern Rare Earth Group High-Tech, Cl A	56,000	265,962
China Petroleum & Chemical ADR	30,140	1,467,818
China Railway Group, Cl H	1,749,000	1,221,789
CITIC	868,000	896,028
Contemporary Amperex Technology, Cl A *	10,900	664,635
COSCO SHIPPING Holdings, Cl H	1,257,200	1,958,768
Daqo New Energy ADR *	19,548	812,610
Dongfeng Motor Group, Cl H	974,000	710,976
East Money Information, Cl A	198,720	680,442
Ganfeng Lithium, Cl H	29,600	355,321
Guangzhou Tinci Materials Technology, Cl A	26,296	294,443
Haier Smart Home, Cl H	650,400	2,306,755
Industrial & Commercial Bank of China, Cl H	2,734,000	1,664,147
JD.com, Cl A *	11,828	382,984
JD.com ADR *	24,191	1,491,617
Jiangxi Copper, Cl H	475,000	743,560
Lenovo Group	934,000	901,802
Li Ning	1,166,372	9,134,804
NARI Technology, Cl A	136,500	654,498
PetroChina, Cl H	2,972,000	1,418,658
PICC Property & Casualty, Cl H	1,330,000	1,356,828
Pop Mart International Group	148,600	675,682
Power Construction Corp of China, Cl A	415,300	482,615

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Shanghai Friendess Electronic Technology, Cl A	16,877	$628,432
Shenzhou International Group Holdings	439,100	5,990,024
Sinopharm Group, Cl H	320,400	738,243
Tencent Holdings	223,494	10,511,448
Tongwei, Cl A	183,400	1,133,465
Want Want China Holdings	1,029,000	927,776
Zhejiang Expressway, Cl H	634,000	521,688

		65,011,797

COLUMBIA — 0.0%
Bancolombia ADR	11,217	434,883

DENMARK — 1.2%
AP Moller - Maersk, Cl B	582	1,699,380
Coloplast, Cl B	14,168	1,923,885
DSV	33,739	5,569,907
GN Store Nord	24,425	922,640
Pandora	15,848	1,405,418
Royal Unibrew	9,357	811,680
Vestas Wind Systems	62,843	1,611,765

		13,944,675

FINLAND — 0.1%
Nordea Bank Abp	131,293	1,319,282

FRANCE — 10.7%
Air Liquide	34,614	5,991,141
Alstom	359,500	7,887,187
AXA	298,287	7,857,308
BNP Paribas	63,189	3,270,754
Capgemini	19,823	4,034,304
Carrefour	120,963	2,555,861
Cie de Saint-Gobain	61,960	3,599,143
Danone	183,333	11,074,159
Dassault Systemes	55,627	2,457,612
Hermes International	2,813	3,458,963
Ipsen	11,460	1,187,208
Kering	5,469	2,912,719
L’Oreal	14,195	5,136,068
LVMH Moet Hennessy Louis Vuitton	33,268	21,404,438
Pernod Ricard	61,383	12,679,919
Publicis Groupe	22,321	1,335,649
Teleperformance	7,268	2,607,173
TotalEnergies	287,834	14,114,991
Valeo	154,197	2,792,675
Vinci	61,287	5,921,998

		122,279,270

COMMON STOCK — continued

	Shares	Value

GERMANY — 3.4%
Bayerische Motoren Werke	24,794	$2,022,014
Carl Zeiss Meditec	18,408	2,307,900
CompuGroup Medical & KgaA	19,138	1,024,056
Deutsche Post	24,659	1,046,374
Deutsche Telekom	100,029	1,830,868
GEA Group	47,891	1,867,400
Puma	17,903	1,320,149
RWE	244,710	10,149,563
SAP	123,649	12,502,171
Siemens	9,996	1,212,978
Siemens Healthineers	56,705	3,042,265

		38,325,738

GREECE — 0.0%
FF Group *	8,921	4,517

HONG KONG — 1.6%
AIA Group	1,762,535	17,349,095
China Galaxy Securities, Cl H	806,500	439,043
WH Group	998,034	689,948

		18,478,086

INDIA — 2.4%
HDFC Bank ADR	62,762	3,465,090
ICICI Bank ADR	477,687	9,095,160
Infosys ADR	379,012	7,530,968
Tata Motors ADR *	110,550	3,118,616
Wipro ADR	381,531	2,457,060
WNS Holdings ADR *	15,405	1,207,290

		26,874,184

INDONESIA — 0.8%
Bank Central Asia	3,382,900	1,880,000
Bank Mandiri Persero	1,166,100	719,262
Bank Negara Indonesia Persero	1,803,800	1,144,014
Bank Rakyat Indonesia Persero	12,320,800	4,125,445
Indofood Sukses Makmur	82,200	35,737
Telkom Indonesia Persero	3,219,000	1,024,068

		8,928,526

IRELAND — 2.5%
Bank of Ireland Group	184,012	1,112,758
CRH	44,263	1,761,045
ICON *	69,397	15,698,295
Kingspan Group	27,483	2,574,863

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

IRELAND — continued
Ryanair Holdings ADR *	89,907	$7,850,679

		28,997,640

ISRAEL — 0.1%
Nice ADR *	5,291	1,092,115

ITALY — 4.1%
Amplifon	47,150	1,879,469
DiaSorin	13,790	1,809,163
Enel	2,216,957	14,407,722
Ferrari	69,130	14,553,652
UniCredit	1,524,896	13,970,727

		46,620,733

JAPAN — 7.0%
Daifuku	22,500	1,389,023
Ebara	48,600	2,234,718
FANUC	82,900	12,842,545
GMO Payment Gateway	10,800	910,322
Harmonic Drive Systems	22,900	579,139
Hoya	42,100	4,155,073
Keyence	32,810	13,277,076
Lasertec	56,500	7,763,538
M3	39,500	1,270,139
Miura	22,000	460,571
Murata Manufacturing	146,500	8,745,700
Nintendo	11,300	5,166,343
Nippon Telegraph & Telephone	63,500	1,883,711
Nomura Research Institute	48,200	1,366,229
Obic	9,600	1,418,266
Renesas Electronics *	186,500	2,010,987
Seven & i Holdings	52,100	2,289,689
Shimano	12,300	2,151,602
Shin-Etsu Chemical	22,600	3,122,823
SoftBank Group	37,500	1,536,453
Sumitomo Mitsui Financial Group	152,400	4,548,132
Sundrug	36,000	833,247

		79,955,326

MALAYSIA — 0.0%
Kuala Lumpur Kepong	33,400	225,834
Sime Darby Plantation	161,100	193,445

		419,279

MEXICO — 0.7%
Alfa, Cl A	460,300	309,896
Arca Continental	89,300	567,388

COMMON STOCK — continued

	Shares	Value

MEXICO — continued
Grupo Financiero Banorte, Cl O	255,000	$1,680,550
Grupo Mexico	222,300	1,041,216
Wal-Mart de Mexico	1,188,766	4,213,119

		7,812,169

NETHERLANDS — 6.8%
Adyen *	5,002	8,308,897
Akzo Nobel	98,797	8,555,708
ASM International	33,444	10,000,993
ASML Holding, Cl G	22,367	12,609,844
ASML Holding	18,699	10,584,772
BE Semiconductor Industries	18,372	1,106,281
ING Groep	686,891	6,482,375
Koninklijke DSM	14,271	2,388,478
Koninklijke Philips	179,322	4,660,053
Shell	488,685	13,224,074

		77,921,475

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,090,598

NORWAY — 0.3%
Equinor	68,443	2,336,935
Nordic Semiconductor *	50,551	1,019,264

		3,356,199

POLAND — 0.1%
Dino Polska *	23,974	1,550,546

QATAR — 0.1%
Industries Qatar QSC	157,775	815,201
Qatar Islamic Bank SAQ	88,199	596,283

		1,411,484

RUSSIA — –%
Gazprom PJSC ADR (A)	270,588	—
Gazprom PJSC ADR (A)	28,025	—
LUKOIL PJSC ADR (A)	15,962	—
LUKOIL PJSC ADR (A)	4,815	—
Sberbank of Russia PJSC ADR (A)	55,964	—

		—

SAUDI ARABIA — 0.4%
Al Rajhi Bank	24,040	1,130,628
Leejam Sports JSC	10,000	295,458
SABIC Agri-Nutrients	12,807	556,186

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SAUDI ARABIA — continued
Sahara International Petrochemical	50,000	$760,426
Saudi Arabian Mining *	25,580	936,070
Saudi Arabian Oil	58,218	696,419
Saudi Kayan Petrochemical *	144,991	728,261

		5,103,448

SINGAPORE — 0.4%
DBS Group Holdings	173,500	4,218,134

SOUTH AFRICA — 0.7%
Absa Group	84,334	909,141
Anglo American	48,130	2,175,597
Group	41,230	437,741
Kumba Iron Ore	21,976	730,212
Sasol *	46,045	1,131,119
Shoprite Holdings	34,996	504,901
Sibanye Stillwater	549,315	1,918,583

		7,807,294

SOUTH KOREA — 2.6%
DB Insurance	5,217	278,033
DL E&C	8,174	384,491
Hana Financial Group	44,977	1,675,192
Hyosung TNC	1,666	536,951
Hyundai Marine & Fire Insurance	12,717	326,887
KB Financial Group ADR	41,725	1,916,012
Kia	78,572	5,132,813
LG	12,829	743,439
LG Electronics	9,969	899,329
LG Innotek	1,272	346,335
LX INTERNATIONAL CORP	19,991	605,899
Mirae Asset Securities	34,670	219,386
NH Investment & Securities	26,967	230,702
POSCO Holdings ADR	24,482	1,388,374
Samsung Electro-Mechanics	5,134	663,035
Samsung Electronics GDR	5,770	7,593,196
Samsung Electronics	122,077	6,474,655
Samsung Securities	7,461	233,351
Seegene	5,725	183,300
Youngone	10,571	398,757

		30,230,137

SPAIN — 4.1%
Aena SME *	52,778	7,509,820
Amadeus IT Group *	359,241	22,576,077

COMMON STOCK — continued

	Shares	Value

SPAIN — continued
Banco Bilbao Vizcaya Argentaria	614,287	$3,221,325
CaixaBank	2,008,777	6,478,860
Iberdrola	462,202	5,305,683
Industria de Diseno Textil	75,711	1,586,322

		46,678,087

SWEDEN — 2.9%
AAK	63,539	1,106,824
Atlas Copco, Cl A	179,002	8,116,754
Evolution	105,010	10,825,166
Getinge, Cl B	97,632	2,837,471
Nibe Industrier, Cl B	229,839	2,267,651
Swedbank	426,414	6,788,070
Thule Group	27,518	928,838

		32,870,774

SWITZERLAND — 6.3%
Alcon	220,734	15,751,232
Credit Suisse Group	612,278	4,169,428
Geberit	3,255	1,859,004
Logitech International	36,877	2,403,377
Nestle	170,863	22,045,437
Partners Group Holding	1,725	1,837,104
Sika	44,945	13,761,843
Straumann Holding	12,550	1,485,338
Zurich Insurance Group	19,172	8,744,378

		72,057,141

TAIWAN — 4.2%
Asustek Computer	40,000	479,955
ChipMOS Technologies	161,000	250,919
CTBC Financial Holding	480,000	471,179
Evergreen Marine Taiwan	48,000	230,084
Formosa Plastics	112,000	396,155
Fubon Financial Holding	811,000	2,030,239
Gigabyte Technology	167,000	597,469
Hon Hai Precision Industry	655,000	2,241,106
King Yuan Electronics	163,000	220,904
Lite-On Technology	280,000	610,752
MediaTek	161,000	4,452,476
Novatek Microelectronics	69,000	908,638
Powertech Technology	11,000	34,398
Realtek Semiconductor	44,000	595,858
Taiwan Semiconductor Manufacturing	11,000	198,178
Taiwan Semiconductor Manufacturing ADR	319,021	29,646,621
Unimicron Technology	63,000	441,379

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
United Microelectronics ADR	172,099	$1,369,908
Yang Ming Marine Transport	404,000	1,687,508
Yuanta Financial Holding	569,000	500,159

		47,363,885

THAILAND — 0.5%
Home Product Center	1,902,500	826,978
Kasikornbank	459,500	2,035,977
Kiatnakin Phatra Bank	319,100	667,916
Krung Thai Bank	1,499,200	660,220
PTT	711,000	772,254
PTT Exploration & Production	190,400	831,813
Thai Union Group, Cl F	408,800	201,310
Tisco Financial Group	91,700	241,783

		6,238,251

TURKEY — 0.1%
KOC Holding	84,641	227,335
Turk Hava Yollari AO *	120,794	332,776

		560,111

UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	498,757	1,380,143
Fertiglobe	313,584	474,997

		1,855,140

UNITED KINGDOM — 10.2%
3i Group	213,418	3,508,982
Ashtead Group	38,241	1,980,901
Balfour Beatty	407,519	1,208,549
Barclays	4,056,293	7,442,432
BP	2,184,892	10,456,376
CNH Industrial	97,071	1,384,503
Compass Group	421,646	8,858,994
Dechra Pharmaceuticals	35,893	1,647,735
Experian	365,939	12,749,041
Halma	47,506	1,449,459
Howden Joinery Group	197,700	1,855,335
Intermediate Capital Group	48,776	938,574
JD Sports Fashion	1,205,247	1,992,412
Lloyds Banking Group	3,935,658	2,234,303
Persimmon	39,633	1,034,118
Prudential	897,512	11,173,179
RELX	329,483	9,838,719
Segro ‡	121,234	2,045,135
SSP Group *	2,635,352	7,972,949

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
St. James’s Place	40,767	$661,543
Tate & Lyle *	976,348	9,553,832
Taylor Wimpey	873,595	1,369,372
Unilever	237,695	11,039,281
WH Smith *	249,753	4,398,729

		116,794,453

UNITED STATES — 9.9%
Accenture, Cl A	41,691	12,522,309
Aon, Cl A	47,215	13,597,448
Atlassian, Cl A *	25,580	5,751,151
BRP	14,200	1,156,288
EPAM Systems *	18,025	4,776,445
Ferguson	81,864	10,317,712
Globant *	4,648	1,003,921
JBS	334,800	2,562,279
Lululemon Athletica *	36,100	12,802,143
Mettler-Toledo International *	9,132	11,666,404
ResMed	68,676	13,733,140
Schneider Electric	80,272	11,491,752
STERIS	50,609	11,338,946

		112,719,938

Total Common Stock (Cost $1,027,099,113)		1,096,826,719

PREFERRED STOCK — 0.5%

	Shares	Value

GERMANY — 0.5%
Volkswagen	38,979	$6,018,269

SOUTH KOREA — 0.0%
LG Chemical	240	47,300

Total Preferred Stock (Cost $8,077,801)		6,065,569

RIGHTS — 0.0%

	Number of Rights	Value
China Lumena * Expires 11/23/21 (A)	15,350	$—

Total Rights (Cost $61,194)		—

Total Investments in Securities— 96.6%
(Cost $1,035,238,108)		$1,102,892,288

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2022 (Unaudited)

Percentages based on Net Assets of $1,141,765,431.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total

Common Stock
Australia	$–	$2,055,479	$–	$2,055,479
Brazil	7,791,814	–	–	7,791,814
Canada	56,654,111	–	–	56,654,111
China	6,934,900	58,076,897	–	65,011,797
Columbia	434,883	–	–	434,883
Denmark		13,944,675	–	13,944,675
Finland		1,319,282	–	1,319,282
France		122,279,270	–	122,279,270
Germany		38,325,738	–	38,325,738
Greece	4,517	–	–	4,517
Hong Kong		18,478,086	–	18,478,086
India	26,874,184	–	–	26,874,184
Indonesia		8,928,526	–	8,928,526
Ireland	23,548,974	5,448,666	–	28,997,640
Israel	1,092,115	–	–	1,092,115
Italy		46,620,733	–	46,620,733
Japan		79,955,326	–	79,955,326
Malaysia		419,279	–	419,279
Mexico	7,812,169	–	–	7,812,169
Netherlands	12,609,844	65,311,631	–	77,921,475
New Zealand	–	1,090,598	–	1,090,598
Norway		3,356,199	–	3,356,199
Poland		1,550,546	–	1,550,546
Qatar		1,411,484	–	1,411,484
Russia		–	–#	–
Saudi Arabia		5,103,448	–	5,103,448
Singapore		4,218,134	–	4,218,134
South Africa		7,807,294	–	7,807,294
South Korea	3,304,386	26,925,751	–	30,230,137
Spain		46,678,087	–	46,678,087
Sweden		32,870,774	–	32,870,774
Switzerland		72,057,141	–	72,057,141
Taiwan	31,016,529	16,347,356	–	47,363,885
Thailand		6,238,251	–	6,238,251
Turkey		560,111	–	560,111
United Arab Emirates		1,855,140	–	1,855,140

Investments in Securities	Level 1	Level 2	Level 3^	Total

United Kingdom		116,794,453	–	116,794,453
United States	90,910,474	21,809,464	–	112,719,938
Total Common Stock	268,988,900	827,837,819	–	1,096,826,719

Preferred Stock	–	6,065,569	–	6,065,569
Rights	–	–	–#	–

Total Investments in Securities	$268,988,900	$833,903,388	$–	$1,102,892,288

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†	Percent3ages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value

COMMUNICATION SERVICES — 1.8%
AMC Networks, Cl A *	15,452	$504,199
ATN International	5,363	211,838
Cars.com *	32,771	364,414
Cinemark Holdings *	53,248	844,513
Cogent Communications Holdings	21,521	1,258,979
Consolidated Communications Holdings *	38,439	228,712
EW Scripps, Cl A *	27,957	460,172
Gannett *	69,905	280,319
Gogo *	33,000	607,530
Loyalty Ventures *	10,764	137,672
Marcus *	10,631	167,226
QuinStreet *	24,518	233,166
Scholastic	14,812	545,822
Shenandoah Telecommunications	25,707	519,281
TechTarget *	13,086	880,819
Telephone and Data Systems	49,056	898,706
Thryv Holdings *	9,323	240,813

		8,384,181

CONSUMER DISCRETIONARY — 12.1%
Aaron’s	15,384	315,834
Abercrombie & Fitch, Cl A *	28,181	974,499
Academy Sports & Outdoors	43,409	1,621,760
Adtalem Global Education *	24,337	713,318
American Axle & Manufacturing Holdings *	55,803	369,416

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
American Public Education *	9,190	$178,654
America’s Car-Mart *	2,957	239,073
Asbury Automotive Group *	11,561	2,123,871
Bed Bath & Beyond *	47,196	642,338
Big Lots	15,662	483,956
BJ’s Restaurants *	11,436	317,806
Bloomin’ Brands	40,626	893,366
Boot Barn Holdings *	14,717	1,325,413
Brinker International *	22,266	808,924
Buckle	14,783	459,160
Caleres	20,980	481,071
Cato, Cl A	9,264	125,527
Cavco Industries *	4,338	1,024,853
Century Communities	16,012	844,153
Cheesecake Factory	23,777	877,609
Chico’s FAS *	63,290	335,437
Children’s Place *	7,630	353,498
Chuy’s Holdings *	9,637	241,021
Conn’s *	9,689	151,633
Dave & Buster’s Entertainment *	18,968	863,044
Designer Brands, Cl A	33,744	466,342
Dine Brands Global	8,408	602,770
Dorman Products *	13,936	1,375,762
El Pollo Loco Holdings *	9,506	101,239
Ethan Allen Interiors	10,872	258,101
Fossil Group *	25,951	256,396
Genesco *	7,026	435,823
Gentherm *	16,251	1,095,642
G-III Apparel Group *	24,596	651,302
Golden Entertainment *	9,956	477,490
Group 1 Automotive	8,418	1,465,911
Guess?	19,759	443,985
Haverty Furniture	7,900	196,157
Hibbett	6,975	301,180
Installed Building Products	12,662	1,018,911
iRobot *	13,943	706,213
Jack in the Box	10,316	853,752
Kontoor Brands	25,414	1,009,698
La-Z-Boy, Cl Z	22,379	588,120
LCI Industries	12,370	1,203,848
LGI Homes *	11,530	1,080,476
Liquidity Services *	14,351	206,941
LL Flooring Holdings *	15,338	211,818
M *	15,518	687,137
MarineMax *	10,825	442,959
MDC Holdings	29,634	1,093,791
Meritage Homes *	19,219	1,586,528
Monarch Casino & Resort *	6,420	450,363
Monro	16,405	750,201
Motorcar Parts of America *	9,383	142,715

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Movado Group	9,270	$333,442
ODP *	22,614	973,080
Oxford Industries	8,773	786,061
Patrick Industries	11,225	698,756
Perdoceo Education *	34,188	382,222
PetMed Express	10,249	224,453
Red Robin Gourmet Burgers *	7,658	101,009
Rent-A-Center, Cl A	30,537	736,552
Ruth’s Hospitality Group	15,628	327,719
Sally Beauty Holdings *	56,466	853,766
Shake Shack, Cl A *	19,166	1,108,370
Shoe Carnival	9,027	272,525
Shutterstock	11,480	869,266
Signet Jewelers	26,397	1,853,069
Sleep Number *	11,784	477,959
Sonic Automotive, Cl A	11,025	469,114
Sonos *	65,342	1,491,104
Standard Motor Products	9,366	399,741
Steven Madden	38,959	1,599,657
Strategic Education	11,059	714,411
Tupperware Brands *	29,082	511,262
Unifi *	6,791	99,624
Universal Electronics *	6,401	188,830
Vera Bradley *	12,358	76,002
Winnebago Industries	16,706	888,425
Wolverine World Wide	43,041	853,073
WW International *	27,337	267,629
XPEL *	8,357	361,607
Zumiez *	9,541	349,487

		55,195,020

CONSUMER STAPLES — 5.1%
Andersons	15,537	780,424
B&G Foods	33,303	896,850
Calavo Growers	8,678	314,491
Cal-Maine Foods	18,454	991,533
Celsius Holdings *	20,155	1,048,060
Central Garden & Pet *	4,742	207,652
Central Garden & Pet, Cl A *	20,843	862,483
Chefs’ Warehouse *	18,216	666,706
Coca-Cola Consolidated	2,397	1,058,276
Edgewell Personal Care	27,849	1,062,161
elf Beauty *	27,727	674,598
Fresh Del Monte Produce	16,278	424,042
Hostess Brands, Cl A *	67,662	1,535,251
Inter Parfums	9,677	790,901
J & J Snack Foods	7,502	1,123,049
John B Sanfilippo & Son	4,924	382,299
Medifast	6,285	1,120,993
MGP Ingredients	6,920	632,004

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
National Beverage *	13,167	$580,401
PriceSmart	12,924	1,026,812
Seneca Foods, Cl A *	4,121	223,564
Simply Good Foods *	42,896	1,786,618
SpartanNash	18,458	632,740
Tootsie Roll Industries	9,912	347,217
TreeHouse Foods *	27,314	860,391
United Natural Foods *	30,105	1,292,408
USANA Health Sciences *	6,966	534,013
WD-40	7,100	1,306,258

		23,162,195

ENERGY — 5.7%
Archrock	65,668	571,968
Bristow Group *	11,362	338,815
Callon Petroleum *	23,664	1,213,253
Civitas Resources	35,311	2,069,931
CONSOL Energy *	15,497	736,882
Core Laboratories	23,304	605,904
DMC Global *	9,417	188,246
Dorian LPG	13,552	199,485
Dril-Quip *	17,340	500,779
Green Plains *	26,232	736,332
Helix Energy Solutions Group *	69,694	286,442
Helmerich & Payne	51,638	2,376,897
Laredo Petroleum *	7,279	518,338
Nabors Industries *	3,785	585,237
Oceaneering International *	48,936	554,445
Oil States International *	30,089	203,402
Par Pacific Holdings *	22,428	329,019
Patterson-UTI Energy	105,283	1,730,853
PBF Energy, Cl A *	46,974	1,365,065
ProPetro Holding *	41,420	585,679
Ranger Oil, Cl A *	10,399	331,208
Renewable Energy Group *	24,889	1,519,722
REX American Resources *	2,545	215,383
RPC *	34,703	358,829
SM Energy	59,453	2,112,365
Southwestern Energy *	548,095	4,110,713
Talos Energy *	20,000	363,400
US Silica Holdings *	36,504	678,244
World Fuel Services	30,970	750,093

		26,136,929

FINANCIALS — 17.5%
Allegiance Bancshares	9,240	377,546
Ambac Financial Group *	22,631	174,938
American Equity Investment Life Holding	40,334	1,521,398

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Ameris Bancorp	32,386	$1,350,496
AMERISAFE	9,496	440,140
Apollo Commercial Real Estate Finance ‡	64,753	779,626
ARMOUR Residential REIT ‡	43,722	320,919
Assured Guaranty	34,165	1,884,200
Axos Financial *	26,210	992,835
B Riley Financial	9,348	422,156
Banc of California	26,545	478,872
BancFirst	9,252	756,351
Bancorp *	28,051	636,477
BankUnited	41,919	1,573,639
Banner	16,757	899,851
Berkshire Hills Bancorp	23,775	588,193
Blucora *	23,803	482,011
Brightsphere Investment Group	22,534	451,581
Brookline Bancorp	37,906	548,121
Capitol Federal Financial	63,236	608,963
Central Pacific Financial	13,539	327,373
City Holding	7,389	571,761
Columbia Banking System	38,066	1,068,893
Community Bank System	26,370	1,698,228
Customers Bancorp *	14,792	622,299
CVB Financial	66,313	1,526,525
Dime Community Bancshares	15,975	502,254
Donnelley Financial Solutions *	17,047	498,966
Eagle Bancorp	15,616	786,266
eHealth *	11,609	93,452
Ellington Financial ‡	28,534	461,965
Employers Holdings	13,666	537,620
Encore Capital Group *	12,806	740,315
Enova International *	18,047	674,958
EZCORP, Cl A *	26,347	184,429
FB Financial	17,421	671,231
First Bancorp	16,894	632,849
First BanCorp	98,824	1,344,995
First Commonwealth Financial	46,034	620,538
First Financial Bancorp	46,039	941,498
First Hawaiian	62,404	1,473,358
Flagstar Bancorp	26,059	919,883
Franklin BSP Realty Trust ‡	21,511	285,236
Genworth Financial, Cl A *	251,331	932,438
Granite Point Mortgage Trust ‡	26,277	255,675
Green Dot, Cl A *	26,713	707,360
Greenhill	8,057	97,570

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Hanmi Financial	14,923	$345,467
HCI Group	3,892	249,438
Heritage Financial	17,139	415,107
Hilltop Holdings	29,804	759,704
HomeStreet	9,812	398,269
Hope Bancorp	58,811	840,997
Horace Mann Educators	20,293	808,676
Independent Bank	23,150	1,786,254
Independent Bank Group	18,006	1,220,807
Invesco Mortgage Capital ‡	152,289	264,983
James River Group Holdings	18,288	433,608
KKR Real Estate Finance Trust ‡	21,900	416,100
Lakeland Financial	12,402	903,114
LendingTree *	6,102	484,621
Meta Financial Group	14,712	642,179
Mr Cooper Group *	36,768	1,653,457
National Bank Holdings, Cl A	14,636	534,360
NBT Bancorp	21,177	745,430
New York Mortgage Trust ‡	185,286	596,621
NMI Holdings, Cl A *	42,034	772,585
Northfield Bancorp	21,307	278,909
Northwest Bancshares	61,958	785,627
OFG Bancorp	24,248	644,512
Pacific Premier Bancorp	46,198	1,448,769
Palomar Holdings *	12,188	663,637
Park National	7,070	833,199
PennyMac Mortgage Investment Trust ‡	46,358	711,132
Piper Sandler	7,357	845,908
PRA Group *	21,373	898,307
Preferred Bank	6,597	442,791
ProAssurance	26,372	647,960
PROG Holdings *	15,745	416,770
Provident Financial Services	37,359	826,755
Ready Capital ‡	33,775	492,102
Redwood Trust ‡	56,126	544,422
Renasant	27,302	813,327
S&T Bancorp	19,214	542,988
Safety Insurance Group	6,953	598,236
Seacoast Banking Corp of Florida	28,673	931,872
Selectquote *	60,878	125,409
ServisFirst Bancshares	23,887	1,918,604
Simmons First National, Cl A	55,178	1,317,099
SiriusPoint *	42,009	263,817
Southside Bancshares	15,805	619,398
Stewart Information Services	13,137	677,869
StoneX Group *	8,360	566,641
Tompkins Financial	5,810	424,130
Triumph Bancorp *	11,727	814,323

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Trupanion *	17,268	$1,098,590
TrustCo Bank NY	9,417	293,340
Trustmark	30,215	842,394
Two Harbors Investment ‡	168,545	810,701
United Community Banks	51,290	1,545,881
United Fire Group	10,535	308,570
Universal Insurance Holdings	13,704	172,122
Veritex Holdings	24,184	794,444
Virtus Investment Partners	3,737	662,047
Walker & Dunlop	14,426	1,727,658
Westamerica BanCorp	13,125	773,325
WisdomTree Investments	54,749	319,187
World Acceptance *	2,249	424,409
WSFS Financial	32,052	1,284,324

		79,889,530

HEALTH CARE — 11.7%
Addus HomeCare *	8,437	711,070
Allscripts Healthcare Solutions *	62,650	1,294,349
AMN Healthcare Services *	23,911	2,337,300
AngioDynamics *	20,119	423,505
Anika Therapeutics *	10,553	227,206
Apollo Medical Holdings *	19,594	714,789
Arcus Biosciences *	22,009	532,838
Artivion *	21,534	436,925
Avanos Medical *	23,801	694,037
Cara Therapeutics *	25,945	226,240
Cardiovascular Systems *	22,235	415,795
Coherus Biosciences *	38,440	347,498
Collegium Pharmaceutical *	24,314	391,455
Computer Programs and Systems *	7,944	253,572
CONMED	15,067	2,003,308
CorVel *	5,015	777,726
Covetrus *	53,961	744,662
Cross Country Healthcare *	21,703	406,714
Cutera *	8,876	482,056
Cytokinetics *	43,038	1,715,925
Eagle Pharmaceuticals *	7,565	333,843
Embecta *	28,000	852,040
Emergent BioSolutions *	26,479	857,390
Enanta Pharmaceuticals *	9,879	636,208
Ensign Group	26,886	2,159,752
Fulgent Genetics *	11,043	606,040
Glaukos *	24,198	1,144,323
Hanger *	23,715	389,875
Harmony Biosciences Holdings *	13,371	602,230
HealthStream *	12,943	247,211

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Heska *	5,780	$634,875
Innoviva *	39,069	666,517
Inogen *	11,316	286,068
Integer Holdings *	17,078	1,283,753
Joint *	8,711	265,860
Lantheus Holdings *	33,935	2,253,623
LeMaitre Vascular	10,924	472,026
Ligand Pharmaceuticals *	8,980	833,883
Meridian Bioscience *	23,346	597,424
Merit Medical Systems *	25,968	1,610,276
Mesa Laboratories	2,698	576,374
ModivCare *	6,546	680,588
Myriad Genetics *	43,573	893,247
Natus Medical *	17,665	587,715
Nektar Therapeutics, Cl A *	104,145	430,119
NeoGenomics *	66,954	632,715
NextGen Healthcare *	29,952	564,595
Omnicell *	22,289	2,433,290
OptimizeRx *	9,954	279,807
OraSure Technologies *	38,569	236,814
Organogenesis Holdings, Cl A *	47,543	306,177
Orthofix Medical *	9,695	300,545
Owens & Minor	38,373	1,361,858
Pacira BioSciences *	23,899	1,782,148
Pennant Group *	17,157	281,203
Phibro Animal Health, Cl A	16,630	299,174
Prestige Consumer Healthcare *	27,651	1,511,404
RadNet *	26,402	514,839
Select Medical Holdings	59,040	1,334,894
Supernus Pharmaceuticals *	30,478	850,336
Surmodics *	7,895	305,221
Tactile Systems Technology *	12,043	203,286
Tivity Health *	26,213	842,224
US Physical Therapy	7,125	739,361
Vanda Pharmaceuticals *	34,807	345,285
Varex Imaging *	21,376	424,314
Vericel *	25,732	733,362
Vir Biotechnology *	40,162	817,297
Xencor *	34,181	853,841
Zimvie *	12,267	276,008
Zynex *	20,027	127,572

		53,395,800

INDUSTRIALS — 15.6%
AAON	20,509	999,609
AAR *	16,771	787,902
ABM Industries	32,952	1,590,593
AeroVironment *	11,641	935,005
Alamo Group	4,835	611,337

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Albany International, Cl A	16,079	$1,257,699
Allegiant Travel *	7,610	1,180,996
American Woodmark *	8,132	380,984
Apogee Enterprises	12,147	534,468
Applied Industrial Technologies	19,188	2,008,792
ArcBest	12,483	900,773
Arcosa	23,663	1,266,680
Astec Industries	11,128	435,105
Atlas Air Worldwide Holdings *	13,223	911,594
AZZ	12,063	550,555
Barnes Group	22,829	766,598
Boise Cascade	21,068	1,592,319
Brady, Cl A	23,657	1,058,651
CIRCOR International *	10,247	201,354
Comfort Systems USA	17,931	1,513,735
CoreCivic *	58,745	730,200
Deluxe	20,853	564,699
DXP Enterprises *	8,494	200,713
Encore Wire	10,366	1,169,388
Enerpac Tool Group, Cl A	30,401	610,452
EnPro Industries	10,085	940,023
ESCO Technologies	12,741	795,675
Exponent	25,579	2,450,724
Federal Signal	29,924	1,018,314
Forrester Research *	5,432	302,508
Forward Air	13,201	1,280,101
Franklin Electric	19,089	1,335,085
GEO Group *‡	59,835	390,723
Gibraltar Industries *	16,180	612,251
GMS *	22,647	1,085,924
Granite Construction	22,387	663,775
Greenbrier	15,905	679,303
Griffon	23,105	432,295
Harsco *	39,263	401,268
Hawaiian Holdings *	25,060	425,018
Healthcare Services Group	36,661	626,536
Heartland Express	22,754	314,005
Heidrick & Struggles International	9,571	305,889
Hillenbrand	36,365	1,484,419
HNI	21,279	758,384
Hub Group, Cl A *	16,604	1,115,125
Insteel Industries	10,468	444,053
Interface, Cl A	30,954	392,806
John Bean Technologies	15,985	1,884,472
Kaman	13,632	531,784
KAR Auction Services *	59,352	870,100
Kelly Services, Cl A	17,704	341,510
Korn Ferry	26,632	1,636,270
Lindsay	5,372	726,026

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
ManTech International, Cl A	13,500	$1,084,590
Marten Transport	29,314	509,477
Matson	20,718	1,782,162
Matthews International, Cl A	15,397	458,985
Meritor *	36,659	1,316,425
Moog, Cl A	14,219	1,135,672
Mueller Industries	29,689	1,607,659
MYR Group *	8,257	653,046
NOW *	56,653	617,518
NV5 Global *	6,000	718,800
Park Aerospace	9,615	112,495
PGT Innovations *	29,297	520,608
Pitney Bowes	91,305	481,177
Powell Industries	4,490	86,657
Proto Labs *	14,249	607,150
Quanex Building Products	16,342	314,093
Resideo Technologies *	73,211	1,646,515
Resources Connection	14,937	256,767
SkyWest *	24,725	720,734
SPX *	22,227	931,311
Standex International	5,977	562,077
Tennant	9,064	585,353
Titan International *	29,107	403,423
Triumph Group *	32,428	730,927
TrueBlue *	17,345	443,512
UFP Industries	31,432	2,431,894
UniFirst	7,438	1,281,567
US Ecology *	15,565	746,964
Veritiv *	7,132	1,002,331
Viad *	10,316	337,849
Wabash National	23,915	342,224

		71,434,529

INFORMATION TECHNOLOGY — 13.0%
8x8 *	59,613	546,651
A10 Networks	30,000	428,400
ADTRAN	27,788	483,233
Advanced Energy Industries	20,803	1,591,846
Agilysys *	10,208	375,757
Alarm.com Holdings *	23,033	1,406,856
Arlo Technologies *	46,863	362,720
Axcelis Technologies *	16,619	904,905
Badger Meter	15,749	1,270,787
Benchmark Electronics	18,144	431,101
Bottomline Technologies DE *	18,947	1,072,779
CalAmp *	24,842	135,886
Cerence *	20,075	592,213
CEVA *	11,383	413,658
Cohu *	25,576	679,299

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Comtech Telecommunications	13,693	$186,225
Consensus Cloud Solutions *	8,161	430,248
Corsair Gaming *	20,466	309,651
CSG Systems International	15,922	978,725
CTS	16,998	601,219
Diebold Nixdorf *	45,399	186,136
Digi International *	20,395	385,873
Diodes *	22,252	1,625,064
Ebix	12,854	383,049
ePlus *	16,128	910,909
EVERTEC	29,333	1,155,720
ExlService Holdings *	16,300	2,219,245
Extreme Networks *	73,073	701,501
Fabrinet *	19,588	1,923,346
FARO Technologies *	10,389	356,239
FormFactor *	39,019	1,487,014
Harmonic *	58,878	488,687
Ichor Holdings *	15,227	443,258
Insight Enterprises *	18,993	1,887,334
InterDigital	15,036	854,797
Itron *	23,744	1,134,488
Knowles *	52,099	964,873
Kulicke & Soffa Industries	31,730	1,472,589
LivePerson *	33,985	768,741
MaxLinear, Cl A *	35,221	1,686,029
Methode Electronics	21,751	970,312
NETGEAR *	16,867	366,014
NetScout Systems *	37,481	1,154,415
OneSpan *	16,791	237,257
Onto Innovation *	24,289	1,727,919
OSI Systems *	9,599	759,281
PC Connection *	7,148	353,755
PDF Solutions *	14,783	343,705
Perficient *	16,121	1,602,589
Photronics *	30,111	451,364
Plantronics *	23,392	932,405
Plexus *	15,916	1,291,424
Progress Software	21,631	1,037,855
Rambus *	53,545	1,333,806
Sanmina *	35,146	1,437,120
ScanSource *	15,703	537,671
SMART Global Holdings *	23,449	531,354
SPS Commerce *	17,622	2,108,120
TTEC Holdings	9,138	674,476
TTM Technologies *	54,837	764,976
Ultra Clean Holdings *	23,138	721,211
Unisys *	32,805	466,159
Veeco Instruments *	24,669	565,413
Viavi Solutions *	119,586	1,714,863
Vonage Holdings *	123,569	2,466,437

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Xperi Holding	51,160	$798,096

		59,585,048

MATERIALS — 5.5%
AdvanSix	14,219	633,314
Allegheny Technologies *	63,461	1,724,870
American Vanguard	13,240	283,336
Arconic *	52,520	1,321,403
Balchem	15,849	1,952,597
Carpenter Technology	23,652	903,033
Century Aluminum *	25,730	434,065
Clearwater Paper *	8,203	271,601
Compass Minerals International	16,948	1,002,135
FutureFuel	12,531	119,170
GCP Applied Technologies *	26,454	829,862
Glatfelter	21,768	239,448
Hawkins	9,187	342,491
Haynes International	6,063	236,942
HB Fuller	25,856	1,724,595
Innospec	12,073	1,150,678
Kaiser Aluminum	7,763	749,130
Koppers Holdings	11,652	282,678
Livent *	80,414	1,717,643
Materion	10,100	860,015
Mercer International	23,456	375,531
Myers Industries	18,669	409,411
Neenah	8,220	290,988
O-I Glass, Cl I *	80,734	1,088,294
Olympic Steel	5,559	190,841
Quaker Chemical	6,572	1,069,330
Rayonier Advanced Materials *	31,126	159,677
Stepan	10,434	1,065,416
SunCoke Energy	40,929	340,529
Sylvamo *	20,399	910,815
TimkenSteel *	22,336	461,685
Tredegar	17,033	195,028
Trinseo	20,497	972,583
Warrior Met Coal	25,386	864,901

		25,174,035

REAL ESTATE — 8.5%
Acadia Realty Trust ‡	43,638	912,907
Agree Realty ‡	34,889	2,369,661
Alexander & Baldwin ‡	35,496	752,515
American Assets Trust ‡	25,772	943,255
Armada Hoffler Properties ‡	32,889	445,646
Brandywine Realty Trust ‡	83,810	978,063
CareTrust REIT ‡	48,064	779,117

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Centerspace ‡	7,329	$676,173
Chatham Lodging Trust *‡	23,821	342,070
DiamondRock Hospitality *‡	103,174	1,095,708
Diversified Healthcare Trust ‡	136,623	307,402
Douglas Elliman	38,691	234,467
Easterly Government Properties, Cl A ‡	42,222	804,329
Essential Properties Realty Trust ‡	59,502	1,428,048
Four Corners Property Trust ‡	37,859	1,039,608
Franklin Street Properties ‡	46,781	241,390
Getty Realty ‡	19,338	520,386
Global Net Lease ‡	50,773	712,345
Hersha Hospitality Trust, Cl A *‡	16,231	158,739
Independence Realty Trust ‡	108,007	2,944,271
Industrial Logistics Properties Trust ‡	31,948	516,280
Innovative Industrial Properties, Cl A ‡	13,078	1,890,948
iStar ‡	34,988	589,198
LTC Properties ‡	19,294	636,702
LXP Industrial Trust ‡	138,420	1,737,171
Marcus & Millichap	12,969	580,881
NexPoint Residential Trust ‡	11,220	1,000,375
Office Properties Income Trust ‡	23,659	511,508
Orion Office REIT ‡	29,736	399,057
RE, Cl A	9,211	216,090
Realogy Holdings *	65,270	715,359
Retail Opportunity Investments ‡	59,429	1,107,162
RPT Realty ‡	43,724	581,092
Safehold ‡	7,215	310,606
Saul Centers ‡	6,463	333,555
Service Properties Trust ‡	80,939	657,225
SITE Centers ‡	91,959	1,462,148
St. Joe	17,494	930,856
Summit Hotel Properties *‡	52,788	521,018
Tanger Factory Outlet Centers ‡	55,096	888,698
Uniti Group ‡	117,766	1,459,121
Urban Edge Properties ‡	58,493	1,093,234
Urstadt Biddle Properties, Cl A ‡	16,433	285,113
Veris Residential *‡	39,233	628,120
Washington Real Estate Investment Trust ‡	41,464	998,868
Whitestone REIT, Cl B ‡	22,652	275,222

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Xenia Hotels & Resorts *‡	57,241	$1,104,179

		39,115,886

UTILITIES — 2.0%
American States Water	18,782	1,477,392
Avista	34,723	1,408,712
California Water Service Group	26,614	1,380,468
Chesapeake Utilities	8,973	1,123,150
Middlesex Water	9,140	813,003
Northwest Natural Holding	15,184	726,251
South Jersey Industries	56,298	1,924,829
Unitil	8,278	422,178

		9,275,983

Total Common Stock (Cost $399,175,601)		450,749,136

RIGHTS — 0.0%

	Number of Rights	Value
Media General * (A) (B)	20,366	$—
Progenics Pharmaceuticals * (A) (B)	61,398	—
Toriba Therapeutics * (B)	2,044	—

		—

Total Rights (Cost $123)		—

Total Investments in Securities— 98.5%
(Cost $399,175,724)		$450,749,136

Percentages based on Net Assets of $457,573,418.

A list of the open futures contracts held by the Fund at April 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Index E-MINI	69	Jun-2022	$6,931,020	$6,421,485	$(509,535)

*	Non-income producing security.
‡	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration date not available.

Cl — Class

The following is a list of the inputs used as of April 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$450,749,136	$–	$–	$450,749,136
Rights	–	–	– #	–
Total Investments in Securities	$450,749,136	$–	$–	$450,749,136

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(509,535)	$–	$–	$(509,535)

Total Other Financial Instruments	$(509,535)	$–	$–	$(509,535)

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

Amounts designated as “–” are $0 or have been round to $0.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Shares	Value

AUSTRALIA — 6.7%
Adbri	28,990	$59,276
ALS	61,334	554,725
Alumina	362,707	454,826
Australian Clinical Labs	10,497	38,031
Bravura Solutions	301,616	401,499
Charter Hall Group ‡	14,732	159,374
Charter Hall Long Wale REIT ‡	40,863	154,063
Charter Hall Retail REIT ‡	54,487	170,684
Coronado Global Resources, Cl CDI	90,514	145,923
Elders	38,229	385,955
Emeco Holdings	75,097	44,362
Grange Resources	300,656	283,428
GUD Holdings	10,599	94,629
Ingenia Communities Group ‡	31,545	103,396
JB Hi-Fi	4,661	173,108
Lovisa Holdings	7,175	82,794
Myer Holdings	156,085	53,322
Nick Scali	10,498	75,148
Nine Entertainment Holdings	34,811	64,989
NRW Holdings	48,437	66,372
Orora	244,731	688,295
Service Stream *	50,876	31,592
West African Resources *	257,218	245,957
Westgold Resources *	310,649	359,312

		4,891,060

AUSTRIA — 1.7%
ANDRITZ	1,000	42,676

COMMON STOCK — continued

	Shares	Value

AUSTRIA — continued
Palfinger	18,340	$463,808
Porr Ag	1,756	22,276
Schoeller-Bleckmann Oilfield Equipment	9,960	570,872
Semperit Holding	2,174	52,974
Telekom Austria, Cl A	8,421	60,212

		1,212,818

BELGIUM — 0.7%
Bekaert	4,918	182,982
Telenet Group Holding	3,692	110,041
Tessenderlo Group *	1,120	39,346
Warehouses De Pauw CVA ‡	4,804	186,564

		518,933

BRAZIL — 0.9%
Cia de Saneamento do Parana	45,700	183,180
ERO Copper *	1,645	23,773
Jalles Machado	51,000	101,955
Marfrig Global Foods	28,100	106,846
Mills Estruturas e Servicos de Engenharia	90,500	136,329
Portobello	74,200	134,400

		686,483

CANADA — 3.6%
AGF Management, Cl B	17,141	94,554
ARC Resources	20,904	291,303
Aritzia *	2,899	103,775
Artis Real Estate Investment Trust ‡	19,048	195,391
BTB Real Estate Investment Trust ‡	7,547	24,565
Calibre Mining *	49,746	55,271
Canfor *	16,127	308,900
CI Financial	5,718	74,940
Cogeco	517	30,946
Crescent Point Energy	20,199	140,660
Descartes Systems Group *	1,792	111,876
Finning International	13,310	376,373
First Capital Real Estate Investment Trust ‡	2,500	33,489
Granite Real Estate Investment Trust ‡	2,610	194,292
Home Capital Group, Cl B	2,522	63,225
Interfor *	1,441	41,289
Killam Apartment Real Estate Investment Trust ‡	9,719	153,688
North West	5,635	157,977
Pet Valu Holdings	2,323	57,164

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CANADA — continued
Stelco Holdings	1,908	$70,002
Western Forest Products	61,717	99,477

		2,679,157

CHINA — 2.6%
Anhui Expressway, Cl H	24,000	21,095
Beijing Enterprises Holdings	34,500	116,697
China BlueChemical	216,000	74,195
China Modern Dairy Holdings	1,020,000	148,829
China Reinsurance Group, Cl H	666,000	58,173
China Taiping Insurance Holdings	44,000	50,405
China World Trade Center, Cl A	73,800	158,621
China Yongda Automobiles Services Holdings	31,000	28,970
COFCO Joycome Foods	164,000	66,812
FinVolution Group ADR	5,961	22,413
G-bits Network Technology Xiamen, Cl A	400	20,297
Jiutian Chemical Group	1,709,400	112,887
JNBY Design	27,500	29,855
Kerry Logistics Network	169,523	390,172
Maanshan Iron & Steel, Cl H	106,000	41,431
NetDragon Websoft Holdings	41,000	82,678
Newborn Town *	52,000	18,968
S-Enjoy Service Group	58,000	67,313
Shenzhen New Nanshan Holding Group, Cl A *	60,100	42,472
Tongdao Liepin Group *	19,400	36,324
West China Cement	258,000	40,650
Yangzijiang Shipbuilding Holdings	391,100	255,734
Yuexiu Property	51,600	53,764

		1,938,755

DENMARK — 1.2%
D	5,761	215,192
Dfds *	9,750	378,907
Jyske Bank *	3,129	174,678
Per Aarsleff Holding	1,900	72,921
Ringkjoebing Landbobank	371	45,706

		887,404

EGYPT — 0.1%
Centamin	59,485	68,390

COMMON STOCK — continued

	Shares	Value

FINLAND — 0.5%
Puuilo *	13,535	$93,391
Tokmanni Group	4,455	57,918
Uponor	3,742	65,714
Valmet	6,918	185,310

		402,333

FRANCE — 5.3%
Biosynex	5,257	101,387
Elis	1,696	24,331
Eurobio Scientific *	2,705	51,515
Korian	5,491	115,767
Lagardere	3,469	91,020
LISI	20,333	453,689
Pharmagest Interactive	285	22,856
Rothschild	25,514	1,010,847
SCOR	7,923	222,561
Societe BIC	3,522	210,192
Sopra Steria Group	6,630	1,170,049
Sword Group	741	31,894
Technip Energies	6,872	83,633
Television Francaise 1	5,294	44,779
Verallia	2,662	72,746
Vicat	1,545	46,704
Virbac	393	158,952

		3,912,922

GERMANY — 2.7%
Adesso	571	112,023
Atoss Software	346	50,499
Aurubis	4,680	533,689
Cliq Digital	3,776	97,227
flatexDEGIRO *	20,620	351,896
Kloeckner	11,918	154,121
Koenig & Bauer *	963	18,718
METRO *	8,284	72,237
PATRIZIA	16,003	272,394
ProSiebenSat.1 Media	6,448	73,938
Sirius Real Estate	47,783	73,203
Wacker Chemie	1,187	188,393

		1,998,338

GHANA — 0.1%
Tullow Oil *	132,597	90,518

GREECE — 0.0%
National Bank of Greece *	9,090	35,904

HONG KONG — 0.6%
Perfect Medical Health Management	76,000	44,147

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG — continued
Texhong Textile Group	67,000	$80,504
Vitasoy International Holdings	156,000	282,557

		407,208

HUNGARY — 0.1%
Magyar Telekom Telecommunications	36,018	38,981

INDIA — 1.6%
Azure Power Global *	19,649	276,069
MakeMyTrip *	15,490	394,530
WNS Holdings ADR *	6,244	489,342

		1,159,941

INDONESIA — 0.6%
Astra Agro Lestari	34,100	29,395
First Pacific	294,000	118,530
Golden Agri-Resources	361,200	84,049
Industri Jamu Dan Farmasi Sido Muncul	1,228,500	79,706
Link Net	243,100	77,277
Metrodata Electronics	741,000	36,429

		425,386

IRAQ — 0.1%
Gulf Keystone Petroleum	18,316	54,483

IRELAND — 0.1%
Origin Enterprises	8,076	37,183

ISRAEL — 1.3%
AudioCodes	13,610	320,924
Bezeq The Israeli Telecommunication	66,873	106,687
Cogeco Communications	456	37,642
Palram Industries 1990	2,746	38,368
Plus500	14,443	286,905
ZIM Integrated Shipping Services	3,209	178,517

		969,043

ITALY — 3.4%
Autogrill *	123,843	921,961
Banco BPM	60,944	190,968
BPER Banca	47,605	79,707
Buzzi Unicem	4,982	92,368
De’ Longhi	17,886	433,817
Digital Bros	757	19,309
doValue	59,696	506,773

COMMON STOCK — continued

	Shares	Value

ITALY — continued
Hera	10,841	$40,442
MFE-MediaForEurope, Cl B	21,735	19,911
Piaggio & C	16,942	42,222
Stevanato Group *	8,953	143,248

		2,490,726

JAPAN — 22.6%
77 Bank	3,500	43,096
Advance Residence Investment ‡	205	564,624
Aichi Bank	3,100	109,567
Ain Holdings	7,900	354,679
Aisan Industry	4,800	25,974
Alps Alpine	8,000	70,915
Ariake Japan	8,900	356,731
Asics	39,300	617,237
Astena Holdings	8,000	26,783
Bell System24 Holdings	4,400	50,689
Belluna	3,600	20,229
Careerlink	8,000	85,726
Cawachi	4,600	72,356
Charm Care	29,300	293,798
Cosmo Energy Holdings	4,500	110,974
Credit Saison	16,800	187,406
Cresco	1,700	24,636
Daihen	1,800	51,625
Daiseki	7,420	266,320
DCM Holdings	12,000	98,750
Dear Life	8,200	32,325
DMG Mori	60,800	762,199
Exedy	10,500	125,418
FIDEA Holdings	2,500	24,805
Fuji Seal International	31,100	411,009
H.U. Group Holdings	10,400	231,778
Hakuto	3,100	54,754
Hanwa	7,300	178,015
Heiwado	1,600	24,038
Hito Communications Holdings	2,000	23,783
Hokkaido Electric Power	38,100	141,834
Horiba	13,400	654,461
IDOM	4,000	20,009
Internet Initiative Japan	29,000	911,208
ISB	4,100	34,401
Itfor	6,300	39,190
Itoham Yonekyu Holdings	25,000	125,762
Iwatani	12,300	490,910
JINUSHI	5,000	73,567
Joshin Denki	1,600	24,525
JSB	2,000	53,464
JSP	1,500	17,460

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Juki	12,600	$84,446
Juroku Financial Group	2,900	48,722
JVCKenwood	114,700	163,400
Kawasaki Kisen Kaisha	1,300	68,356
KFC Holdings Japan	1,900	41,766
Kintetsu World Express	5,100	121,899
Ki-Star Real Estate	500	20,728
Kobe Steel	13,800	59,679
Komeri	4,200	88,678
Komori	4,000	22,748
KYB	1,700	38,492
Lawson	3,200	117,362
Lintec	22,800	424,100
Mabuchi Motor	21,300	570,979
Macnica Fuji Electronics Holdings	7,400	154,578
Mimasu Semiconductor Industry	8,000	144,010
Mirai ‡	493	192,237
Mirait Holdings	2,500	35,110
Mitsubishi Logistics	3,300	76,171
Mitsui Chemicals	2,000	46,131
Mitsui-Soko Holdings	6,100	113,809
Nachi-Fujikoshi	2,400	69,565
Nihon Kohden	4,900	119,681
Nippon Sheet Glass *	33,800	102,501
Nippon Shokubai	2,000	80,460
Nippon Steel Trading	1,300	53,173
Nippon Suisan Kaisha	18,700	82,585
Nippon Systemware	1,100	19,648
Nishi-Nippon Financial Holdings	13,400	79,757
Nishio Rent All	1,100	23,755
Nisshinbo Holdings	44,800	336,111
Ogaki Kyoritsu Bank	2,600	38,028
Oita Bank	1,700	24,199
Okamura	12,100	111,355
Onoken	2,900	33,830
OSG	23,200	289,515
Oyo	3,000	45,593
Pacific Metals	4,000	111,675
Remixpoint *	11,200	31,984
Restar Holdings	1,200	18,556
Riken	1,000	18,217
Riken Vitamin	1,700	22,341
Rock Field	3,800	41,539
Sakai Chemical Industry	4,300	60,875
Sakata Seed	15,700	528,699
Sanei Architecture Planning	3,700	47,797
SCREEN Holdings	600	49,656
Sega Sammy Holdings	64,500	1,140,907

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Seiren	14,400	$228,462
Seven Bank	310,100	578,043
Shidax *	10,500	29,871
Shikoku Bank	4,100	24,522
Shin Nippon Biomedical Laboratories	6,900	72,374
SKY Perfect JSAT Holdings	49,700	160,864
Star Asia Investment ‡	59	27,017
Star Mica Holdings	3,100	36,854
Starts	1,100	20,392
Stella Chemifa	1,200	22,403
Sumitomo Seika Chemicals	700	16,447
Taihei Dengyo Kaisha	2,200	45,874
Takaoka Toko	3,600	44,916
Takara Leben	18,200	41,644
Takara Leben Real Estate Investment ‡	200	186,401
THK	19,700	390,914
Toagosei	6,500	53,361
Tokyotokeiba	3,800	129,616
Tosei	9,000	75,724
Toyo Seikan Group Holdings	10,100	109,353
Trans Genic	6,500	19,832
Transcosmos	1,700	40,281
Uchida Yoko	1,600	60,452
Unitika *	11,800	25,487
Xebio Holdings	7,300	51,455

		16,594,992

LUXEMBOURG — 1.4%
L’Occitane International	317,750	998,697

MALAYSIA — 0.4%
Bumi Armada *	1,148,400	112,372
Cahya Mata Sarawak	119,500	29,254
Eco World Development Group	157,500	34,603
Frencken Group	36,100	36,630
HAP Seng Consolidated	22,400	38,397
Lotte Chemical Titan Holding	90,500	45,520
TIME dotCom	26,500	27,123

		323,899

MALTA — 0.4%
Kambi Group *	3,403	54,368
Kindred Group SDR	30,366	266,059

		320,427

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MAURITIUS — 0.1%
Capital	71,007	$87,446

MEXICO — 0.5%
Alfa, Cl A	246,800	166,158
Bolsa Mexicana de Valores	36,800	73,659
Controladora Vuela Cia de Aviacion ADR *	6,238	99,309

		339,126

NETHERLANDS — 0.8%
ASR Nederland	3,818	172,586
Boskalis Westminster	2,072	72,078
Eurocommercial Properties ‡	4,151	100,374
Heijmans	1,731	23,788
Ordina	24,641	112,807
Signify	902	37,894
Van Lanschot Kempen	2,198	56,923

		576,450

NIGERIA — 0.2%
Airtel Africa	77,498	139,516

NORWAY — 3.1%
2020 Bulkers	2,368	30,669
Belships	54,188	115,810
BW Energy *	14,333	42,016
DNO	21,809	33,690
Hexagon Composites *	99,700	399,024
Norway Royal Salmon *	38,633	1,016,369
Norwegian Air Shuttle *	37,132	52,308
Panoro Energy *	58,911	200,462
PhotoCure *	19,900	246,152
Rana Gruber, Cl A	19,512	122,340

		2,258,840

PHILIPPINES — 0.2%
DMCI Holdings	959,700	152,881

POLAND — 0.0%
Enea	16,072	34,634

SINGAPORE — 0.2%
Japfa	92,600	40,285
Sasseur Real Estate Investment Trust ‡	123,800	74,719
Yangzijiang Financial Holding Pte *	170,400	67,252

		182,256

COMMON STOCK — continued

	Shares	Value

SOUTH AFRICA — 0.5%
Investec	29,169	$176,599
Murray & Roberts Holdings	–	—
Northam Platinum Holdings *	6,476	77,159
Omnia Holdings	6,963	36,698
Royal Bafokeng Platinum	8,986	89,652

		380,108

SOUTH KOREA — 2.5%
AfreecaTV	800	68,707
Asia Paper Manufacturing	655	22,946
DB HiTek	3,488	184,008
DB Insurance	2,370	126,306
DGB Financial Group	7,147	50,493
Global Standard Technology	1,259	30,434
Hanjin Transportation	900	23,447
Hanwha General Insurance *	36,995	137,876
Humasis	2,151	21,322
JB Financial Group	17,963	127,447
Korea Gas	7,488	243,352
Korea Real Estate Investment & Trust	126,871	219,857
Korean Reinsurance	3,153	24,135
Kyung Dong Navien	1,391	55,974
LF	5,835	89,742
Samchully	830	74,674
Samsung Securities	939	29,368
SaraminHR	1,428	47,416
SD Biosensor	1,730	62,428
Seegene	952	30,481
Seohee Construction	47,031	69,089
Wonik Materials	1,500	43,824
Woongjin Thinkbig	11,098	25,827
Xi S&D	6,931	50,693

		1,859,846

SPAIN — 2.3%
Fluidra	13,850	375,746
Gestamp Automocion	17,015	55,297
Laboratorios Farmaceuticos Rovi	4,667	318,939
Melia Hotels International *	109,127	905,661
Viscofan	641	35,410

		1,691,053

SWEDEN — 4.3%
AcadeMedia	6,472	36,682
Betsson, Cl B	31,641	195,066
BioGaia, Cl B	7,845	494,343
Byggmax Group	2,418	18,642
Dometic Group	28,550	245,957

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWEDEN — continued
Intrum	4,778	$115,884
Inwido	2,655	36,901
Lindab International	6,265	146,889
Loomis, Cl B	36,544	916,529
NCC AB, Cl B	10,762	133,311
New Wave Group, Cl B	5,910	103,680
Peab, Cl B	16,191	155,625
Samhallsbyggnadsbolaget i Norden	29,892	94,363
Securitas, Cl B	3,254	38,627
SSAB, Cl B	39,188	231,896
Thule Group	4,775	161,175

		3,125,570

SWITZERLAND — 3.1%
Bellevue Group	1,580	60,832
Bobst Group	1,679	141,643
Bucher Industries	1,157	419,279
Comet Holding	682	147,714
IWG *	218,038	653,298
Landis+Gyr Group	8,058	450,892
Schweiter Technologies	377	381,439

		2,255,097

TAIWAN — 3.1%
Advanced International Multitech	33,000	94,215
Anpec Electronics	13,000	81,469
Asia Vital Components	62,000	215,250
Chicony Power Technology	34,000	80,092
China General Plastics	49,000	54,763
Compeq Manufacturing	43,000	65,778
DA CIN Construction	57,000	60,379
Farglory Land Development	24,000	54,421
Fusheng Precision *	7,000	51,729
Gigabyte Technology	8,000	28,621
Global Unichip	5,000	68,367
Grape King Bio	6,000	29,144
Hung Ching Development & Construction	64,000	61,402
Kindom Development	69,000	80,783
Macronix International	191,000	242,970
Micro-Star International	40,000	160,779
Pegavision	6,000	81,933
Scientech	31,000	81,016
Sitronix Technology	34,000	290,784
TA Chen Stainless Pipe	46,000	68,241
Taiwan Navigation	47,000	59,599
Tong Hsing Electronic Industries	7,000	54,076

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Winbond Electronics	259,000	$233,342

		2,299,153

THAILAND — 0.8%
AP Thailand NVDR	830,000	285,057
Com7, Cl F	15,700	18,976
Forth	154,400	186,741
SC Asset NVDR	601,300	64,329

		555,103

TURKEY — 0.8%
Aksa Enerji Uretim, Cl B *	103,068	115,242
Haci Omer Sabanci Holding	242,242	324,518
Logo Yazilim Sanayi Ve Ticaret	13,836	41,924
Sok Marketler Ticaret	101,370	88,690

		570,374

UNITED KINGDOM — 12.1%
888 Holdings	8,645	20,695
Balfour Beatty	17,141	50,834
Biffa	284,721	1,231,277
Big Yellow Group ‡	8,170	148,350
Centrica *	93,962	92,996
Clipper Logistics	86,612	941,015
Coats Group	467,046	423,670
Computacenter	7,045	231,626
Craneware	10,100	217,074
CVS Group	21,395	485,939
Dunelm Group	3,275	40,555
Firstgroup *	67,304	95,120
Future	5,563	153,232
Global Ship Lease, Cl A	2,843	63,228
Greggs	4,366	126,630
Halfords Group	17,483	48,419
Harbour Energy	7,474	46,235
Hochschild Mining	91,716	134,134
Howden Joinery Group	23,379	219,402
IMI	12,282	207,092
Investec	35,125	207,853
Kainos Group	2,537	38,635
Man Group	81,323	240,632
Mitie Group	50,121	33,998
Morgan Advanced Materials	17,420	62,713
Ninety One	6,011	19,999
OSB Group	94,469	647,315
Pagegroup	4,536	27,284
Pan African Resources	106,590	29,608
Pets at Home Group	9,568	36,427
Renewi *	5,525	46,809

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Rightmove	8,254	$64,009
Royal Mail	39,352	166,895
Safestore Holdings ‡	46,596	711,169
Savills	74,804	1,022,457
Spirent Communications	6,508	19,326
Stagecoach Group *	43,178	56,939
SThree	18,899	88,055
Supermarket Income Reit ‡	79,196	124,252
TBC Bank Group	3,030	48,122
Team17 Group *	11,134	61,516
Vertu Motors	41,516	27,806
Virgin Money UK	40,060	88,734
Watches of Switzerland Group *	2,845	37,285

		8,885,361

UNITED STATES — 2.4%
BRP	2,794	227,512
Cognyte Software *	24,500	166,110
Ormat Technologies	14,550	1,136,096
Samsonite International *	114,300	251,110

		1,780,828

Total Common Stock (Cost $72,574,432)		70,317,623

PREFERRED STOCK — 0.9%

	Shares	Value

GERMANY — 0.4%
Einhell Germany	215	$44,007
Schaeffler	34,361	183,966
STO & KGaA	412	86,435

		314,408

BRAZIL — 0.5%
Cia Energetica de Minas Gerais	25,500	77,496
Cia Paranaense de Energia	89,600	134,431
Unipar Carbocloro	6,930	135,669

		347,596

Total Preferred Stock (Cost $692,761)		662,004

Total Investments in Securities— 96.6% (Cost $73,267,193)		$70,979,627

Percentages based on Net Assets of $73,511,533.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non-Voting Depositary Receipt
SDR — Swedish Depositary Receipt

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2022 (Unaudited)

The following is a list of the inputs used as of, April 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$4,891,060	$–	$4,891,060
Austria	–	1,212,818	–	1,212,818
Belgium	–	518,933	–	518,933
Brazil	686,483	–	–	686,483
Canada	2,679,157	–	–	2,679,157
China	22,413	1,916,342	–	1,938,755
Denmark	–	887,404	–	887,404
Egypt	–	68,390	–	68,390
Finland	–	402,333	–	402,333
France	–	3,912,922	–	3,912,922
Germany	–	1,998,338	–	1,998,338
Ghana	–	90,518	–	90,518
Greece	–	35,904	–	35,904
Hong Kong	–	407,208	–	407,208
Hungary	–	38,981	–	38,981
India	1,159,941	–	–	1,159,941
Indonesia	–	425,386	–	425,386
Iraq	–	54,483	–	54,483
Ireland	–	37,183	–	37,183
Israel	216,159	752,884	–	969,043
Italy	143,248	2,347,478	–	2,490,726
Japan	–	16,594,992	–	16,594,992
Luxembourg	–	998,697	–	998,697
Malaysia	–	323,899	–	323,899
Malta	–	320,427	–	320,427
Mauritius	–	87,446	–	87,446
Mexico	339,126	–	–	339,126
Netherlands	–	576,450	–	576,450
Nigeria	–	139,516	–	139,516
Norway	–	2,258,840	–	2,258,840
Philippines	–	152,881	–	152,881
Poland	–	34,634	–	34,634
Singapore	67,252	115,004	–	182,256
South Africa	–	380,108	–	380,108
South Korea	21,322	1,838,524	–	1,859,846
Spain	–	1,691,053	–	1,691,053
Sweden	–	3,125,570	–	3,125,570
Switzerland	–	2,255,097	–	2,255,097
Taiwan	–	2,299,153	–	2,299,153
Thailand	–	555,103	–	555,103
Turkey	–	570,374	–	570,374
United Kingdom	63,228	8,822,133	–	8,885,361
United States	393,622	1,387,206	–	1,780,828
Total Common Stock	5,791,951	64,525,672	–	70,317,623
Preferred Stock	347,596	314,408	–	662,004
Total Investments in Securities	$6,139,547	$64,840,080	$–	$70,979,627

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

100.0% Exchange Traded Funds

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS EXCHANGE TRADED FUNDS — 99.9%
	Shares	Value
Catholic Responsible Investments Bond Fund†	2,665,698	$23,911,308
Catholic Responsible Investments Equity Index Fund†	2,101,284	18,932,565
Catholic Responsible Investments International Equity Fund†	815,606	6,924,492
Catholic Responsible Investments International Small-Cap Fund†	202,382	1,855,844
Catholic Responsible Investments Multi-Style US Equity Fund†	644,144	5,591,168
Catholic Responsible Investments Opportunistic Bond Fund†	1,320,018	12,526,975
Catholic Responsible Investments Short Duration Bond Fund†	1,318,267	12,721,272
Catholic Responsible Investments Small-Cap Fund†	410,741	3,717,204

		86,180,828

Total Exchange Traded Funds (Cost $82,750,873)		86,180,828

Total Investments in Securities— 99.9% (Cost $82,750,873)		$86,180,828

Percentages are based on Nest Assets of $86,250,133.

†   Investment in Affiliated Security.

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

APRIL 30, 2022 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2022:

Security Description	Value 12/3/2021	Purchases at Cost/Conversion	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2022	Shares	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$—	$25,990,881	$(307,944)	$(16,128)	$(1,755,501)	$23,911,308	2,665,698	$198,738	$—
Catholic Responsible Investments Equity Index Fund	—	15,203,464	(249,155)	(16,200)	3,994,456	18,932,565	2,101,284	77,742	—
Catholic Responsible Investments International Equity Fund	—	6,389,581	(100,782)	(13,166)	648,859	6,924,492	815,606	14,439	—
Catholic Responsible Investments International Small-Cap Fund	—	1,654,550	(25,196)	(2,157)	228,647	1,855,844	202,382	6,551	—
Catholic Responsible Investments Multi-Style US Equity Fund	—	5,874,982	(78,386)	(7,984)	(197,444)	5,591,168	644,144	4,396	—
Catholic Responsible Investments Opportunistic Bond Fund	—	12,664,442	(153,972)	(4,926)	21,431	12,526,975	1,320,018	81,139	—
Catholic Responsible Investments Short Duration Bond Fund	—	13,378,333	(153,972)	(4,480)	(498,609)	12,721,272	1,318,267	64,823	—
Catholic Responsible Investments Small-Cap Fund	—	2,784,920	(50,391)	(5,441)	988,116	3,717,204	410,741	14,586	—
Totals	$—	$83,941,153	$(1,119,798)	$(70,482)	$3,429,955	$86,180,828		$462,414	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS 60/40 ALPHA PLUS FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

100.0% Exchange Traded Funds

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	23,640,167	$ 212,052,294
Catholic Responsible Investments Equity Index Fund†	19,304,726	173,935,585
Catholic Responsible Investments International Equity Fund†	13,764,945	116,864,384
Catholic Responsible Investments International Small-Cap Fund†	3,499,785	32,093,026
Catholic Responsible Investments Multi-Style US Equity Fund†	29,792,419	258,598,200
Catholic Responsible Investments Opportunistic Bond Fund†	11,612,871	110,206,148
Catholic Responsible Investments Short Duration Bond Fund†	11,497,534	110,951,202
Catholic Responsible Investments Small-Cap Fund†	6,913,227	62,564,708

		1,077,265,547

Total Exchange Traded Funds (Cost $1,010,903,731)		1,077,265,547

Total Investments in Securities— 100.0% (Cost $1,010,903,731)		$1,077,265,547

Percentages are based on Nest Assets of $1,077,388,167.

†   Investment in Affiliated Security.

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS 60/40 APLHA PLUS FUND

APRIL 30, 2022 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2022:

Security Description	Value 12/3/2021	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2022	Shares	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$224,115,703	$(2,080,960)	$(129,934)	$(9,852,515)	$212,052,294	23,640,167	$1,766,083	$—
Catholic Responsible Investments Equity Index Fund	—	128,378,780	(1,560,720)	(79,023)	47,196,548	173,935,585	19,304,726	719,861	—
Catholic Responsible Investments International Equity Fund	—	98,616,468	(1,248,576)	(160,535)	19,657,027	116,864,384	13,764,945	245,491	—
Catholic Responsible Investments International Small-Cap Fund	—	29,461,916	(312,144)	(26,376)	2,969,630	32,093,026	3,499,785	114,461	—
Catholic Responsible Investments Multi-Style US Equity Fund	—	268,987,986	(2,497,152)	(220,308)	(7,672,326)	258,598,200	29,792,419	205,919	—
Catholic Responsible Investments Opportunistic Bond Fund	—	108,969,220	(1,040,480)	(35,992)	2,313,400	110,206,148	11,612,871	715,550	—
Catholic Responsible Investments Short Duration Bond Fund	—	115,867,801	(1,040,481)	(32,885)	(3,843,233)	110,951,202	11,497,534	566,704	—
Catholic Responsible Investments Small-Cap Fund	—	47,651,241	(624,289)	(55,529)	15,593,285	62,564,708	6,913,227	248,788	—

Totals	$—	$1,022,049,115	$(10,404,802)	$(740,582)	$66,361,816	$1,077,265,547		$4,582,857	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS 60/40 Beta Plus Fund

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	7,383,998	$66,234,466
Catholic Responsible Investments Equity Index Fund†	14,006,317	126,196,918
Catholic Responsible Investments International Equity Fund†	4,139,510	35,144,444
Catholic Responsible Investments International Small-Cap Fund†	1,026,190	9,410,166
Catholic Responsible Investments Opportunistic Bond Fund†	3,654,505	34,681,252
Catholic Responsible Investments Short Duration Bond Fund†	3,649,313	35,215,867
Catholic Responsible Investments Small-Cap Fund†	2,082,663	18,848,100

		325,731,213

Total Exchange Traded Funds
(Cost $291,072,587)		325,731,213

Total Investments in Securities— 100.0%
(Cost $291,072,587)		$325,731,213

Percentages are based on Nest Assets of $325,741,433.

† Investment in Affiliated Security.

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS 60/40 Beta Plus Fund

APRIL 30, 2022 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2022:

Security Description	Value 12/3/2021	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2022	Shares	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$ 72,000,634	$(1,643,292)	$ (82,848)	$ (4,040,028)	$ 66,234,466	7,383,998	$ 545,962	$ —
Catholic Responsible Investments Equity Index Fund	—	99,609,670	(3,204,420)	(157,105)	29,948,773	126,196,918	14,006,317	514,269	—
Catholic Responsible Investments International Equity Fund	—	31,831,604	(985,975)	(172,318)	4,471,133	35,144,444	4,139,510	72,556	—
Catholic Responsible Investments International Small-Cap Fund	—	8,755,779	(246,494)	(29,991)	930,872	9,410,166	1,026,190	33,017	—
Catholic Responsible Investments Opportunistic Bond Fund	—	35,370,875	(821,646)	(25,079)	157,102	34,681,252	3,654,505	222,953	—
Catholic Responsible Investments Short Duration Bond Fund	—	37,344,572	(821,646)	(22,144)	(1,284,915)	35,215,867	3,649,313	178,137	—
Catholic Responsible Investments Small-Cap Fund	—	14,908,568	(492,988)	(43,169)	4,475,689	18,848,100	2,082,663	73,719	—

Totals	$ —	$299,821,702	$ (8,216,461)	$(532,654)	$ 34,658,626	$325,731,213		$1,640,613	$ —

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

APRIL 30, 2022 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,307,006	$29,663,840
Catholic Responsible Investments Equity Index Fund†	8,843,428	79,679,287
Catholic Responsible Investments International Equity Fund†	3,721,658	31,596,877
Catholic Responsible Investments International Small-Cap Fund†	919,995	8,436,350
Catholic Responsible Investments Multi-Style US Equity Fund†	3,742,615	32,485,902
Catholic Responsible Investments Opportunistic Bond Fund†	1,631,945	15,487,154
Catholic Responsible Investments Short Duration Bond Fund†	1,627,994	15,710,143
Catholic Responsible Investments Small-Cap Fund†	1,893,702	17,138,004

		230,197,557

Total Exchange Traded Funds
(Cost $205,577,389)		230,197,557

Total Investments in Securities— 100.0%
(Cost $205,577,389)		$230,197,557

Percentages are based on Nest Assets of $230,273,570.

† Investment in Affiliated Security.

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

APRIL 30, 2022 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2022:

Security Description	Value 12/3/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2022	Shares	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$ 38,576,011	$ (6,607,983)	$ (102,840)	$ (2,201,348)	$ 29,663,840	3,307,006	$250,244	$ —
Catholic Responsible Investments Equity Index Fund	—	77,429,146	(17,841,554)	1,615,145	18,476,550	79,679,287	8,843,428	335,594	—
Catholic Responsible Investments International Equity Fund	—	35,510,051	(7,929,580)	7,077	4,009,329	31,596,877	3,721,658	67,357	—
Catholic Responsible Investments International Small-Cap Fund	—	9,377,448	(1,982,395)	(14,505)	1,055,802	8,436,350	919,995	30,866	—
Catholic Responsible Investments Multi-Style US Equity Fund	—	40,748,337	(7,929,580)	450,953	(783,808)	32,485,902	3,742,615	26,759	—
Catholic Responsible Investments Opportunistic Bond Fund	—	18,811,978	(3,303,992)	(37,111)	16,279	15,487,154	1,631,945	101,955	—
Catholic Responsible Investments Short Duration Bond Fund	—	19,687,049	(3,303,992)	(48,991)	(623,923)	15,710,143	1,627,994	81,381	—
Catholic Responsible Investments Small-Cap Fund	—	16,316,732	(3,964,789)	114,774	4,671,287	17,138,004	1,893,702	70,463	—

Totals	$ —	$ 256,456,752	$ (52,863,865)	$ 1,984,502	$ 24,620,168	$230,197,557		$964,619	$ —

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Ultra Short Bond Fund	Catholic Responsible Investments Short Duration Bond Fund	Catholic Responsible Investments Opportunistic Bond Fund	Catholic Responsible Investments Bond Fund
Assets:
Investments, at Value (Cost $43,195,817, $530,656,033, $506,991,487 and $1,742,237,874)	$42,876,946	$512,331,907	$483,900,767	$1,627,219,920
Repurchase Agreements, at Value (Cost $17,300,000, $–, $– and $–)	17,300,000	–	–	–
Receivable for Capital Shares Sold	378,690	–	–	1,233
Dividend and Interest Receivable	43,346	2,821,701	2,180,143	7,863,258
Cash and Cash Equivalents	16,645	8,014,233	17,143,034	102,101,956
Receivable for Investment Securities Sold	–	–	660,138	3,393,098
Cash Pledged as Collateral for Futures Contracts	–	–	–	572,069
Deferred Offering Costs	35,362	35,362	45,171	45,274
Other Assets	145,830	–	50	–
Prepaid Expenses	1,822	1,997	3,026	4,735

Total Assets	60,798,641	523,205,200	503,932,329	1,741,201,543

Liabilities:
Payable for Investment Securities Purchased	890,097	4,053,110	13,033,223	91,061,891
Audit Fees Payable	6,543	6,543	7,771	8,179
Payable Due to Adviser	3,493	122,213	133,976	414,761
Chief Compliance Officer Fees Payable	1,284	1,284	2,568	3,852
Transfer Agent Fee Payable	1,181	2,876	3,878	6,157
Payable Due to Administrator	981	8,305	7,974	27,038
Payable for Capital Shares Redeemed	–	4,458	4,458	8,917
Shareholder Servicing — Investor Shares	–	–	16,025	–
Payable for Variation Margin	–	–	–	69,875
Other Payables	–	–	16,391	147,573
Other Accrued Expenses	14,236	29,498	34,374	119,917

Total Liabilities	917,815	4,228,287	13,260,638	91,868,160

Net Assets	$59,880,826	$518,976,913	$490,671,691	$1,649,333,383

Net Assets Consist of:
Paid-in Capital	$60,198,625	$537,568,723	$516,915,015	$1,838,369,116
Total Distributable Loss	(317,799)	(18,591,810)	(26,243,324)	(189,035,733)

Net Assets	$59,880,826	$518,976,913	$490,671,691	$1,649,333,383

Institutional Shares:
Net Assets	$59,880,826	$518,976,913	$464,942,087	$1,594,909,668
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	5,990,666	53,791,295	48,987,722	177,811,013
Net Asset Value, Offering and Redemption Price Per Share	10 .00	9 .65	9 .49	8 .97

Investor Shares:
Net Assets	N/A	N/A	$25,729,604	$54,423,715
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	N/A	N/A	2,711,116	6,068,272
Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	9 .49	8 .97

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Equity Index Fund	Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments Small-Cap Fund	Catholic Responsible Investments International Small-Cap Fund
Assets:
Investments, at Value (Cost $2,030,923,567, $683,487,796, $1,035,238,108, $399,175,724 and $73,267,193)	$3,037,244,740	$660,383,349	$1,102,892,288	$450,749,136	$70,979,627
Foreign Currency, at Value (Cost $—, $—, $2,619,173, $— and $166,198)	–	–	2,609,067	–	166,001
Cash and Cash Equivalents	3,790,954	17,277,845	32,563,113	6,448,221	2,013,684
Dividend and Interest Receivable	1,955,175	247,320	2,447,308	153,905	332,843
Cash Pledged as Collateral for Futures Contracts	398,546	–	–	546,620	–
Reclaim Receivable	24,656	9,787	617,716	–	23,353
Receivable for Capital Shares Sold	3,384	–	900	483	–
Receivable for Investment Securities Sold	–	736,335	9,866,340	–	106,857
Unrealized Appreciation on Spot Currency Contracts	–	–	3,913	–	–
Deferred Offering Costs	35,362	45,171	45,274	35,362	35,362
Prepaid Expenses	39,363	49,530	50,061	37,763	38,013

Total Assets	3,043,492,180	678,749,337	1,151,095,980	457,971,490	73,695,740

Liabilities:
Payable for Capital Shares Redeemed	594,012	6,881	5,505	2,753	1,376
Payable for Variation Margin	177,270	–	–	184,920	–
Payable Due to Adviser	147,506	358,476	670,529	79,258	50,356
Payable Due to Administrator	52,387	11,686	19,277	7,751	1,223
Transfer Agent Fee Payable	7,491	4,860	5,580	2,365	600
Audit Fees Payable	5,724	6,541	7,771	5,724	7,356
Chief Compliance Officer Fees Payable	1,284	–	–	1,284	2,568
Payable for Investment Securities Purchased	–	245,300	7,970,901	–	42,180
Shareholder Servicing — Investor Shares	–	33,056	37,574	–	–
Unrealized Depreciation on Spot Currency Contracts	–	–	–	–	647
Other Payables	–	–	15,961	–	–
Other Accrued Expenses	161,070	99,108	597,451	114,017	77,901

Total Liabilities	1,146,744	765,908	9,330,549	398,072	184,207

Net Assets	$3,042,345,436	$677,983,429	$1,141,765,431	$457,573,418	$73,511,533

Net Assets Consist of:
Paid-in Capital	$3,376,230,989	$781,220,039	$1,341,913,115	$395,373,163	$80,157,960
Total Distributable Earnings (Loss)	(333,885,553)	(103,236,610)	(200,147,684)	62,200,255	(6,646,427)

Net Assets	$3,042,345,436	$677,983,429	$1,141,765,431	$457,573,418	$73,511,533

Institutional Shares:
Net Assets	$3,042,345,436	$631,145,179	$1,086,560,846	$457,573,418	$73,511,533
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	337,797,205	72,725,540	128,017,303	50,547,439	8,017,763
Net Asset Value, Offering and Redemption Price Per Share	9 .01	8 .68	8 .49	9 .05	9 .17

Investor Shares:
Net Assets	N/A	$46,838,250	$55,204,585	N/A	N/A
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	N/A	5,397,392	6,504,109	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share	N/A	8 .68	8 .49	N/A	N/A

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund

Assets:
Investments, at Value (Cost $82,750,873, $1,010,903,731, $291,072,587 and $205,577,389)	$86,180,828	$1,077,265,547	$325,731,213	$230,197,557
Cash and Cash Equivalents	52,672	185,314	84,136	62,519
Due from Adviser	13,803	–	11,116	14,809
Dividend and Interest Receivable	5	17	8	6
Deferred Offering Costs	45,384	45,274	45,274	45,274
Other Assets	2,618	189,682	5,288	5,036
Prepaid Expenses	2,869	3,276	2,965	2,931

Total Assets	86,298,179	1,077,689,110	325,880,000	230,328,132

Liabilities:
Shareholder Servicing — Investor Shares	26,946	269,590	90,444	26,873
Audit Fees Payable	5,724	5,724	5,724	5,724
Transfer Agent Fee Payable	1,605	1,372	2,210	1,582
Chief Compliance Officer Fees Payable	1,284	1,284	1,284	1,284
Other Accrued Expenses	12,487	22,973	38,905	19,099

Total Liabilities	48,046	300,943	138,567	54,562

Net Assets	$86,250,133	$1,077,388,167	$325,741,433	$230,273,570

Net Assets Consist of:
Paid-in Capital	$82,531,487	$1,008,359,150	$290,370,711	$202,938,633
Total Distributable Earnings	3,718,646	69,029,017	35,370,722	27,334,937

Net Assets	$86,250,133	$1,077,388,167	$325,741,433	$230,273,570

Institutional Shares:
Net Assets	$45,447,785	$738,478,763	$188,205,941	$197,670,857
Outstanding Shares of Beneficial Interest (Unlimited Authorization—No Par Value)	4,978,098	82,009,266	20,690,412	21,990,327
Net Asset Value, Offering and Redemption Price Per Share	9 .13	9 .00	9 .10	8 .99

Investor Shares:
Net Assets	$40,802,348	$338,909,404	$137,535,492	$32,602,713
Outstanding Shares of Beneficial Interest (Unlimited Authorization—No Par Value)	4,471,494	37,657,812	15,128,315	3,629,429
Net Asset Value, Offering and Redemption Price Per Share	9 .12	9 .00	9 .09	8 .98

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Ultra Short Bond Fund*	Catholic Responsible Investments Short Duration Bond Fund*	Catholic Responsible Investments Opportunistic Bond Fund*	Catholic Responsible Investments Bond Fund*

Investment Income:
Dividend Income	$–	$–	$12,583	$130,434
Interest Income	65,262	3,183,557	3,951,829	16,212,369

Total Investment Income	65,262	3,183,557	3,964,412	16,342,803

Expenses:
Investment Advisory Fees	60,825	628,959	710,061	2,095,446
Administration Fees	4,813	41,450	40,119	138,109
Trustees’ Fees	4,032	4,032	8,065	12,096
Chief Compliance Officer Fees	1,284	1,284	2,568	3,852
Shareholder Servicing Fees — Investor Shares	–	–	16,025	34,999
Offering Costs	15,050	15,050	21,695	21,593
Transfer Agent Fees	10,115	9,772	15,424	19,854
Audit Fees	6,543	6,543	7,771	8,179
Legal Fees	4,793	4,793	9,586	14,379
Pricing Fees	4,156	9,028	12,009	28,211
Registration Fees	2,511	18,583	18,585	61,333
Custodian Fees	1,353	1,752	2,469	6,171
Printing Fees	150	1,230	1,221	4,151
Other Expenses	7,207	8,134	8,124	10,593

Total Expenses	122,832	750,610	873,722	2,458,966

Less:
Waiver of Investment Advisory Fees	(37,598)	(20,263)	(40,652)	–

Net Expenses	85,234	730,347	833,070	2,458,966

Net Investment Income (Loss)	(19,972)	2,453,210	3,131,342	13,883,837

Net Realized Gain (Loss) on Investments	21,044	(87,518)	(3,107,974)	(71,538,700)
Net Realized Loss on Futures Contracts	–	–	–	(783,962)
Net Change in Unrealized Depreciation on Investments	(318,871)	(18,324,126)	(23,090,720)	(115,017,954)
Net Change in Unrealized Depreciation on Futures Contracts	–	–	–	(1,877,681)

Net Realized and Unrealized Loss on Investments and Futures Contracts	(297,827)	(18,411,644)	(26,198,694)	(189,218,297)

Net Decrease in Net Assets Resulting from Operations	$(317,799)	$(15,958,434)	$(23,067,352)	$(175,334,460)

* Commenced operations on December 6, 2021.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS
	Catholic Responsible Investments Equity Index Fund*	Catholic Responsible Investments Multi-Style US Equity Fund*	Catholic Responsible Investments International Equity Fund*	Catholic Responsible Investments Small-Cap Fund*		Catholic Responsible Investments International Small-Cap Fund*

Investment Income:
Dividend Income	$16,225,211	$2,578,448	$12,186,356	$3,938,896		$1,041,658
Interest Income	32,120	8,794	3,706	–		–
Less: Foreign Taxes Withheld	(4,856)	(4,491)	(1,224,407)	(3,028)		(132,667)

Total Investment Income	16,252,475	2,582,751	10,965,655	3,935,868		908,991

Expenses:
Investment Advisory Fees	792,049	1,833,240	3,726,471	402,036		293,774
Administration Fees	261,175	60,464	99,637	39,770		6,052
Trustees’ Fees	4,032	12,096	12,096	4,032		8,065
Chief Compliance Officer Fees	1,284	3,852	3,852	1,284		2,568
Shareholder Servicing Fees — Investor Shares	–	33,056	37,577	–		–
Registration Fees	93,099	26,589	42,291	16,456		3,373
Transfer Agent Fees	18,519	16,198	18,525	9,483		6,448
Offering Costs	15,050	21,695	21,593	15,050		15,050
Custodian Fees	10,870	9,159	495,975	13,458		25,881
Printing Fees	7,505	1,802	2,987	1,199		180
Pricing Fees	7,063	1,754	4,837	2,652		4,297
Audit Fees	5,724	6,541	7,771	5,724		7,356
Legal Fees	4,793	14,379	14,378	4,793		9,586
Other Expenses	44,840	8,390	10,283	48,363		7,896

Total Expenses	1,266,003	2,049,215	4,498,273	564,300		390,526

Less:
Waiver of Investment Advisory Fees	(82,375)	–	(268,654)	–		(38,586)

Net Expenses	1,183,628	2,049,215	4,229,619	564,300		351,940

Net Investment Income	15,068,847	533,536	6,736,036	3,371,568		557,051

Net Realized Gain (Loss) on Investments	(1,342,462,500)	(80,148,881)	(271,611,995)	9,962,374		(4,505,514)
Net Realized Gain (Loss) on Futures Contracts	126,262	–	–	(367,900)		–
Net Realized Loss on Foreign Currency Transactions	–	–	(506,036)	(74)		(137,364)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,006,321,173	(23,104,447)	67,654,180	51,573,412		(2,287,566)
Net Change in Unrealized Depreciation on Futures Contracts	(365,550)	–	–	(509,535)		–
Net Change in Unrealized Depreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	–	–	(77,668)	–		(15,218)

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	(336,380,615)	(103,253,328)	(204,541,519)	60,658,277		(6,945,662)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(321,311,768)	$(102,719,792)	$(197,805,483)	$64,029,84	5	$(6,388,611)

* Commenced operations on December 6, 2021.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Magnus 45/55 Fund*	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund*	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund*	Catholic Responsible Investments Magnus 75/25 Fund*

Investment Income:
Dividend Income	$462,414	$4,582,857	$1,640,613	$964,619
Interest Income	7	28	16	10

Total Investment Income	462,421	4,582,885	1,640,629	964,629

Expenses:
Shareholder Servicing Fees — Investor Shares	26,946	269,590	90,444	26,873
Trustees’ Fees	4,032	4,032	4,032	4,032
Chief Compliance Officer Fees	1,284	1,284	1,284	1,284
Offering Costs	21,593	21,593	21,593	21,593
Transfer Agent Fees	12,002	13,306	12,967	12,196
Audit Fees	5,724	5,724	5,724	5,724
Legal Fees	4,793	4,793	4,793	4,793
Registration Fees	3,444	22,410	27,310	10,862
Pricing Fees	411	1,843	730	467
Custodian Fees	378	796	2,548	687
Printing Fees	211	1,675	1,818	649
Other Expenses	7,260	8,503	8,637	7,627

Total Expenses	88,078	355,549	181,880	96,787

Less:
Waiver of Investment Advisory Fees	(61,131)	(99,272)	(91,436)	(69,914)

Net Expenses	26,947	256,277	90,444	26,873

Net Investment Income	435,474	4,326,608	1,550,185	937,756

Net Realized Gain (Loss) on Investments	(70,482)	(740,582)	(532,654)	1,984,502
Net Change in Unrealized Appreciation on Investments	3,429,955	66,361,816	34,658,626	24,620,168

Net Realized and Unrealized Gain on Investments	3,359,473	65,621,234	34,125,972	26,604,670

Net Increase in Net Assets Resulting from Operations	$3,794,947	$69,947,842	$35,676,157	$27,542,426

* Commenced operations on December 6, 2021.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2022 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Ultra Short Bond Fund Period Ended April 30, 2022*	Catholic Responsible Investments Short Duration Bond Fund Period Ended April 30, 2022*	Catholic Responsible Investments Opportunistic Bond Fund Period Ended April 30, 2022*	Catholic Responsible Investments Bond Fund Period Ended April 30, 2022*
Operations:
Net Investment Income (Loss)	$(19,972)	$2,453,210	$3,131,342	$13,883,837
Net Realized Gain (Loss) on Investments and Futures Contracts	21,044	(87,518)	(3,107,974)	(72,322,662)
Net Change in Unrealized Depreciation on Investments and Futures Contracts	(318,871)	(18,324,126)	(23,090,720)	(116,895,635)

Net Decrease in Net Assets Resulting from Operations	(317,799)	(15,958,434)	(23,067,352)	(175,334,460)

Distributions:

Institutional Shares	—	(2,633,376)	(3,023,024)	(13,279,545)
Investor Shares	—	—	(152,948)	(421,728)

Total Distributions	—	(2,633,376)	(3,175,972)	(13,701,273)

Capital Share Transactions:
Institutional:
Issued	80,373,241	563,717,794	501,858,881	1,820,503,982
Reinvestment of Dividends and Distributions	—	2,604,900	2,896,862	12,648,126
Redeemed	(20,174,616)	(28,753,971)	(14,951,102)	(55,493,942)

Net Institutional Share Transactions	60,198,625	537,568,723	489,804,641	1,777,658,166

Investor:
Issued	—	—	27,765,946	62,138,289
Reinvestment of Dividends and Distributions	—	—	138,761	393,593
Redeemed	—	—	(794,333)	(1,820,932)

Net Investor Share Transactions	—	—	27,110,374	60,710,950

Net Increase in Net Assets from Share Transactions	60,198,625	537,568,723	516,915,015	1,838,369,116

Total Increase in Net Assets	59,880,826	518,976,913	490,671,691	1,649,333,383

Net Assets:
Beginning of Year/Period	—	—	—	—

End of Year/Period	$59,880,826	$518,976,913	$490,671,691	$1,649,333,383

Shares Transactions:
Institutional:
Issued	8,008,696	56,439,685	50,205,526	182,206,998
Reinvestment of Dividends and Distributions	—	265,544	296,921	1,334,436
Redeemed	(2,018,030)	(2,913,934)	(1,514,725)	(5,730,421)

Net Institutional Shares Capital Share Transactions	5,990,666	53,791,295	48,987,722	177,811,013

Investor:
Issued	—	—	2,777,451	6,216,004
Reinvestment of Dividends and Distributions	—	—	14,222	41,535
Redeemed	—	—	(80,557)	(189,267)

Net Investor Shares Capital Share Transactions	—	—	2,711,116	6,068,272

Net Increase in Shares Outstanding from Share Transactions	5,990,666	53,791,295	51,698,838	183,879,285

* Commenced operations on December 6, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2022 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Equity Index Fund	Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments Small-Cap Fund	Catholic Responsible Investments International Small-Cap Fund
	Period Ended April 30, 2022*	Period Ended April 30, 2022*	Period Ended April 30, 2022*	Period Ended April 30, 2022*	Period Ended April 30, 2022*
Operations:
Net Investment Income	$15,068,847	$533,536	$6,736,036	$3,371,568	$557,051
Net Realized Gain (Loss) on Investments, Foreign Currency Translations and Futures Contracts	(1,342,336,238)	(80,148,881)	(272,118,031)	9,594,400	(4,642,878)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations and Futures Contracts	1,005,955,623	(23,104,447)	67,576,512	51,063,877	(2,302,784)

Net Increase (Decrease) in Net Assets Resulting from Operations	(321,311,768)	(102,719,792)	(197,805,483)	64,029,845	(6,388,611)

Distributions:
Institutional Shares	(12,573,785)	(504,779)	(2,255,794)	(1,829,590)	(257,816)
Investor Shares	—	(12,039)	(86,407)	—	—

Total Distributions	(12,573,785)	(516,818)	(2,342,201)	(1,829,590)	(257,816)

Capital Share Transactions:
Institutional:
Issued	3,473,490,306	745,232,555	1,314,385,107	414,303,463	83,203,675
Reinvestment of Dividends and Distributions	11,995,218	491,203	2,174,256	1,767,290	245,874
Redemption Fees - Note 2	—	—	—	(2,753)	—
Redeemed	(109,254,535)	(18,561,221)	(39,529,611)	(20,694,837)	(3,291,589)

Net Institutional Share Transactions	3,376,230,989	727,162,537	1,277,029,752	395,373,163	80,157,960

Investor:
Issued	—	61,922,381	69,637,231	—	—
Reinvestment of Dividends and Distributions	—	10,986	84,179	—	—
Redeemed	—	(7,875,865)	(4,838,047)	—	—

Net Investor Share Transactions	—	54,057,502	64,883,363	—	—

Net Increase in Net Assets from Share Transactions	3,376,230,989	781,220,039	1,341,913,115	395,373,163	80,157,960

Total Increase in Net Assets	3,042,345,436	677,983,429	1,141,765,431	457,573,418	73,511,533

Net Assets:
Beginning of Year/Period	—	—	—	—	—

End of Year/Period	$3,042,345,436	$677,983,429	$1,141,765,431	$457,573,418	$73,511,533

Shares Transactions:
Institutional:
Issued	347,662,765	74,537,134	131,766,673	52,471,724	8,317,895
Reinvestment of Dividends and Distributions	1,179,966	48,867	227,869	174,311	24,527
Redeemed	(11,045,526)	(1,860,461)	(3,977,239)	(2,098,596)	(324,659)

Net Institutional Shares Capital Share Transactions	337,797,205	72,725,540	128,017,303	50,547,439	8,017,763

Investor:
Issued	—	6,193,439	6,977,267	—	—
Reinvestment of Dividends and Distributions	—	1,070	8,835	—	—
Redeemed	—	(797,117)	(481,993)	—	—

Net Investor Shares Capital Share Transactions	—	5,397,392	6,504,109	—	—

Net Increase in Shares Outstanding from Share Transactions	337,797,205	78,122,932	134,521,412	50,547,439	8,017,763

* Commenced operations on December 6, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2022 (Unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
	Period Ended April 30, 2022*	Period Ended April 30, 2022*	Period Ended April 30, 2022*	Period Ended April 30, 2022*
Operations:
Net Investment Income	$435,474	$4,326,608	$1,550,185	$937,756
Net Realized Gain (Loss) on Investments	(70,482)	(740,582)	(532,654)	1,984,502
Net Change in Unrealized Appreciation on Investments	3,429,955	66,361,816	34,658,626	24,620,168

Net Increase in Net Assets Resulting from Operations	3,794,947	69,947,842	35,676,157	27,542,426

Distributions:
Institutional Shares	(41,794)	(568,966)	(170,102)	(176,258)
Investor Shares	(34,507)	(349,859)	(135,333)	(31,231)

Total Distributions	(76,301)	(918,825)	(305,435)	(207,489)

Capital Share Transactions:
Institutional:
Issued	44,298,630	708,080,545	173,349,079	226,786,845
Reinvestment of Dividends and Distributions	41,794	568,966	170,102	176,258
Redeemed	(827,687)	(4,860,060)	(2,044,630)	(52,721,141)

Net Institutional Share Transactions	43,512,737	703,789,451	171,474,551	174,241,962

Investor:
Issued	42,181,111	425,943,989	144,462,210	41,257,745
Reinvestment of Dividends and Distributions	31,130	348,987	133,181	31,231
Redeemed	(3,193,491)	(121,723,277)	(25,699,231)	(12,592,305)

Net Investor Share Transactions	39,018,750	304,569,699	118,896,160	28,696,671

Net Increase in Net Assets from Share Transactions	82,531,487	1,008,359,150	290,370,711	202,938,633

Total Increase in Net Assets	86,250,133	1,077,388,167	325,741,433	230,273,570

Net Assets:
Beginning of Year/Period	—	—	—	—

End of Year/Period	$86,250,133	$1,077,388,167	$325,741,433	$230,273,570

Shares Transactions:
Institutional:
Issued	5,059,627	82,454,640	20,881,920	27,151,881
Reinvestment of Dividends and Distributions	4,106	55,455	16,547	17,030
Redeemed	(85,635)	(500,829)	(208,055)	(5,178,584)

Net Institutional Shares Capital Share Transactions	4,978,098	82,009,266	20,690,412	21,990,327

Investor:
Issued	4,799,993	50,302,351	17,698,330	4,944,742
Reinvestment of Dividends and Distributions	3,058	34,015	12,956	3,018
Redeemed	(331,557)	(12,678,554)	(2,582,971)	(1,318,331)

Net Investor Shares Capital Share Transactions	4,471,494	37,657,812	15,128,315	3,629,429

Net Increase in Shares Outstanding from Share Transactions	9,449,592	119,667,078	35,818,727	25,619,756

* Commenced operations on December 6, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Loss on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)**	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Catholic Responsible Investments Ultra Short Bond Fund
Institutional Shares

2022(1)	$10.00	$ –(a)	$ –(a)	$ –(a)	$ –	$ –	$10.00	–%	$ 59,881	0.35%	0.51%	(0.08)%	16%
Catholic Responsible Investments Short Duration Bond Fund
Institutional Shares

2022(1)	$10.00	$ 0.05	$ (0.35)	$ (0.30)	$ (0.05)	$ (0.05)	$ 9.65	(3.00)%	$518,977	0.35%	0.36%	1.18%	23%
Catholic Responsible Investments Opportunistic Bond Fund
Institutional Shares

2022(1)	$10.00	$ 0.06	$ (0.51)	$ (0.45)	$ (0.06)	$ (0.06)	$ 9.49	(4.50)%	$ 464,942	0.41%	0.43%	1.56%	14%
Investor Shares

2022(1)	$10.00	$ 0.05	$ (0.50)	$ (0.45)	$ (0.06)	$ (0.06)	$ 9.49	(4.55)%	$ 25,730	0.56%	0.58%	1.41%	14%
Catholic Responsible Investments Bond Fund
Institutional Shares

2022(1)	$10.00	$ 0.08	$ (1.03)	$ (0.95)	$ (0.08)	$ (0.08)	$ 8.97	(9.61)%	$1,594,910	0.35%	0.35%	1.99%	33%
Investor Shares

2022(1)	$10.00	$ 0 .07	$ (1.03)	$ (0.96)	$ (0.07)	$ (0.07)	$ 8.97	(9.66)%	$ 54,424	0.50%	0.50%	1.84%	33%
Catholic Responsible Investments Equity Index Fund
Institutional Shares

2022(1)	$10.00	$ 0.05	$ (1.00)	$ (0.95)	$ (0.04)	$ (0.04)	$ 9.01	(9.57)%	$3,042,345	0.09%	0.10%	1.14%	8%
Catholic Responsible Investments Multi-Style US Equity Fund
Institutional Shares

2022(1)	$10.00	$ 0.01	$ (1.32)	$ (1.31)	$ (0.01)	$ (0.01)	$ 8.68	(13.14)%	$ 631,145	0.66%	0.66%	0.19%	17%
Investor Shares

2022(1)	$10.00	$ –(a)	$ (1.32)	$ (1.32)	$ –	$ –	$ 8.68	(13.18)%	$ 46,838	0.81%	0.81%	0.03%	17%
Catholic Responsible Investments International Equity Fund
Institutional Shares

2022(1)	$10.00	$ 0.05	$ (1.54)	$ (1.49)	$ (0.02)	$ (0.02)	$ 8.49	(14.94)%	$1,086,561	0.84%	0.89%	1.36%	23%
Investor Shares

2022(1)	$10.00	$ 0.04	$ (1.54)	$ (1.50)	$ (0.01)	$ (0.01)	$ 8.49	(14.98)%	$ 55,205	0.99%	1.04%	1.17%	23%

*	Per unit data calculated using average units method.
†	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(a)	Amount represents less than $0.005 per share.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Loss on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)**	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Catholic Responsible Investments Small-Cap Fund
Institutional Shares

2022(1)	$10.00	$ 0.07	$ (0.98)^	$ (0.91)	$ (0.04)	$ (0.04)	$ 9.05	(9.18)%	$457,573	0.28%	0.28%	1.68%	13%
Catholic Responsible Investments International Small-Cap Fund
Institutional Shares

2022(1)	$10.00	$ 0.07	$ (0.87)	$ (0.80)	$ (0.03)	$ (0.03)	$ 9.17	(8.00)%	$ 73,512	1.15%	1.28%	1.82%	36%
Catholic Responsible Investments Magnus 45/55 Fund
Institutional Shares

2022(1)	$10.00	$ 0.05	$ (0.91)	$ (0.86)	$ (0.01)	$ (0.01)	$ 9.13	(8.62)%	$ 45,448	–%(2)	0.17%(2)	1.29%	1%
Investor Shares

2022(1)	$10.00	$ 0.04	$ (0.91)	$ (0.87)	$ (0.01)	$ (0.01)	$ 9.12	(8.73)%	$ 40,802	0.15%(2)	0.32%(2)	1.10%	1%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Institutional Shares

2022(1)	$10.00	$ 0.04	$ (1.03)	$ (0.99)	$ (0.01)	$ (0.01)	$ 9.00	(9.93)%	$738,479	–%(2)	0.02%(2)	1.02%	1%
Investor Shares

2022(1)	$10.00	$ 0.03	$ (1.02)	$ (0.99)	$ (0.01)	$ (0.01)	$ 9.00	(9.94)%	$338,909	0.15%(2)	0.17%(2)	0.80%	1%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Institutional Shares

2022(1)	$10.00	$ 0.05	$ (0.94)	$ (0.89)	$ (0.01)	$ (0.01)	$ 9.10	(8.92)%	$188,206	–%(2)	0.07%(2)	1.21%	3%
Investor Shares

2022(1)	$10.00	$ 0.04	$ (0.94)	$ (0.90)	$ (0.01)	$ (0.01)	$ 9.09	(9.03)%	$137,535	0.15%(2)	0.22%(2)	1.03%	3%
Catholic Responsible Investments Magnus 75/25 Fund
Institutional Shares

2022(1)	$10.00	$ 0.04	$ (1.04)	$ (1.00)	$ (0.01)	$ (0.01)	$ 8.99	(10.03)%	$197,671	–%(2)	0.07%(2)	0.92%	23%
Investor Shares

2022(1)	$10.00	$ 0.03	$ (1.04)	$ (1.01)	$ (0.01)	$ (0.01)	$ 8.98	(10.14)%	$32,603	0.15%(2)	0.22%(2)	0.82%	23%

*	Per unit data calculated using average units method.
**	Annualized.
^

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

†	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(2)	The expense ratios do not include expenses of the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

Catholic Responsible Investments Funds (the “Trust”) is an open-end management investment company that currently offers shares of thirteen active separate diversified portfolios: the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 75/25 Fund, Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund (each, a “Fund” and together, the “Funds”). The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated July 8, 2021 and amended and restated November 17, 2021 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Funds are successors to the funds of the Catholic United Investment Trust (the “Predecessor Funds”). The Predecessor Funds were managed by the Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Funds. The Predecessor Funds dissolved and reorganized into the Investor Shares and Institutional Shares of each Fund on December 6, 2021. All of the assets of the Predecessor Funds were transferred to the Funds in connection with the reorganization.

The investment objective of the Catholic Responsible Investments Ultra Short Bond Fund seeks to provide current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Short Duration Bond Fund seeks maximum current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Opportunistic Bond Fund seeks current income and to provide relatively low correlation to equity assets.

The investment objective of the Catholic Responsible Investments Bond Fund seeks current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P500® Index.

The investment objective of the Catholic Responsible Investments Multi-Style US Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Small-Cap Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The investment objective of the Catholic Responsible Investments International Small-Cap Fund seeks to achieve long-term capital appreciation.

The investment objective of each of the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund seeks to achieve current income and long-term capital appreciation.

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Each Fund’s investment objective is not a fundamental policy and may be changed by the Board without shareholder approval.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate

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to a single issuer or to an entire market sector. If the Board becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended 4/30/2022, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

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Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Core Equity Index, Intermediate Diversified Bond and Opportunistic Bond Funds generally invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund’s overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

A margin deposit held at one counterparty for the futures contracts is included in “Cash pledged as Collateral for Futures Contracts” on the Statement of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

For the period ended April 30, 2022, the daily average notional value of long futures contracts held was as follows:

Catholic Responsible Investments Bond Fund
Average Monthly Notional Value Long	$15,996,346
Catholic Responsible Investments Equity Index Fund
Average Monthly Notional Value Long	$8,497,700
Catholic Responsible Investments Small-Cap Fund
Average Monthly Notional Value Long	$4,705,161

The following tables are the exposure by type of risk on derivatives held throughout the period:

Catholic Responsible Investments Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Credit Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(1,877,681)

		$—	$(1,877,681)

Catholic Responsible Investments Equity Index Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Equity Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(365,550)

		$—	$(365,550)

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Catholic Responsible Investments Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Equity Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(509,535)

		$—	$(509,535)

* Unrealized appreciation/(depreciation) on Futures Contracts is included in distributable earnings/(loss).

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended April 30, 2022, was as follows:

Catholic Responsible Investments Bond Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**

Credit Risk
Futures contracts	$(783,962)	$(1,877,681)

	$(783,962)	$(1,877,681)

Catholic Responsible Investments Equity Index Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**

Equity Risk
Futures contracts	$126,262	$(365,550)

	$126,262	$(365,550)

Catholic Responsible Investments Small-Cap Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**

Equity Risk
Futures contracts	$(367,900)	$(509,535)

	$(367,900)	$(509,535)

* Futures contracts are included in net realized gain (loss) on Futures Contracts.

** Futures contracts are included in change in unrealized appreciation (depreciation) on Futures Contracts.

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

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Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fees”). Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of April 30, 2022, the Funds’ offering costs have been fully amortized.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its advisers or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan. As of April 30, 2022, and during the period ended April 30, 2022, none of the Funds utilized the program.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

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For the period ended April 30, 2022, the Funds were charged the following for these services:

Administration Fees
Catholic Responsible Investments Ultra Short Bond Fund	$ 4,813
Catholic Responsible Investments Short Duration Bond Fund	41,450
Catholic Responsible Investments Opportunistic Bond Fund	40,119
Catholic Responsible Investments Bond Fund	138,109
Catholic Responsible Investments Equity Index Fund	261,175
Catholic Responsible Investments Multi-Style US Equity Fund	60,464
Catholic Responsible Investments International Equity Fund	99,637
Catholic Responsible Investments Small-Cap Fund	39,770
Catholic Responsible Investments International Small-Cap Fund	6,052

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the period ended April 30, 2022, these amounts can be found on the Statement of Operations under Shareholder Servicing Fees.

Atlantic Shareholder Services, LLC serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreement:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds and oversees the investment sub-advisory services provided to the Asset Class Funds. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Asset Class Funds. The Adviser pays each Fund’s Sub-Advisers out of the fee it receives from such Fund.

After its initial two year term, the continuance of each Investment Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of a majority of the outstanding voting securities of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser or Sub-Adviser on not less than 30 days’ nor more than 60 days’ written notice to the other party.

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For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments International Small-Cap	0.96%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until October 31, 2023 (each, a “contractual expense limit”). In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close if business on October 31, 2023. As of April 30, 2022, the amounts waived on the Statement of Operations under Waiver of Investment Advisory Fees are open to recoupment.

Fund	Contractual Expense Limit
Catholic Responsible Investments Ultra Short Bond Fund	0.35%
Catholic Responsible Investments Short Duration Bond Fund	0.35%
Catholic Responsible Investments Opportunistic Bond Fund	0.41%
Catholic Responsible Investments Bond Fund	0.37%
Catholic Responsible Investments Equity Index Fund	0.09%
Catholic Responsible Investments Multi-Style US Equity Fund	0.69%
Catholic Responsible Investments International Equity Fund	0.84%
Catholic Responsible Investments Small-Cap Fund	0.31%
Catholic Responsible Investments International Small-Cap	1.15%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

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6. Investment Transactions:

For the period ended April 30, 2022, the purchases and sales of investment securities other than short-term investments, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Catholic Responsible Investments Ultra Short Bond Fund
Purchases	$—	$385,714	$385,714
Sales	—	1,727,478	1,727,478
Catholic Responsible Investments Short Duration Bond Fund
Purchases	74,820,132	58,572,983	133,393,115
Sales	39,936,234	72,651,447	112,587,681
Catholic Responsible Investments Opportunistic Bond Fund
Purchases	63,473,472	19,297,037	82,770,509
Sales	14,070,941	42,241,985	56,312,926
Catholic Responsible Investments Bond Fund
Purchases	446,933,959	126,401,734	573,335,693
Sales	387,729,922	118,628,515	506,358,437
Catholic Responsible Investments Equity Index Fund
Purchases	—	302,395,238	302,395,238
Sales	—	249,318,788	249,318,788
Catholic Responsible Investments Multi-Style US Equity Fund
Purchases	—	123,208,093	123,208,093
Sales	—	140,236,154	140,236,154
Catholic Responsible Investments International Equity Fund
Purchases	—	344,454,679	344,454,679
Sales	—	280,238,161	280,238,161
Catholic Responsible Investments Small-Cap Fund
Purchases	—	452,145,277	452,145,277
Sales	—	62,931,784	62,931,784
Catholic Responsible Investments International Small-Cap Fund
Purchases	—	31,365,294	31,365,294
Sales	—	27,218,882	27,218,882
Catholic Responsible Investments Magnus 45/55 Fund
Purchases	—	83,941,153	83,941,153
Sales	—	1,119,798	1,119,798
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Purchases	—	1,022,049,115	1,022,049,115
Sales	—	10,404,802	10,404,802
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Purchases	—	299,821,702	299,821,702
Sales	—	8,216,461	8,216,461
Catholic Responsible Investments Magnus 75/25 Fund
Purchases	—	256,456,752	256,456,752
Sales	—	52,863,865	52,863,865

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at April 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	$60,495,817	$5,604	$(324,475)	$(318,871)
Catholic Responsible Investments Short Duration Bond Fund	530,656,033	90,797	(18,414,923)	(18,324,126)
Catholic Responsible Investments Opportunistic Bond Fund	506,991,487	295,293	(23,386,013)	(23,090,720)
Catholic Responsible Investments Bond Fund	1,742,237,874	3,622,315	(118,640,269)	(115,017,954)
Catholic Responsible Investments Equity Index Fund	2,030,923,567	1,058,740,625	(52,419,452)	1,006,321,173
Catholic Responsible Investments Multi-Style US Equity Fund	683,487,796	43,078,277	(66,182,724)	(23,104,447)
Catholic Responsible Investments International Equity Fund	1,035,238,108	167,967,750	(100,313,570)	67,654,180
Catholic Responsible Investments Small-Cap Fund	399,175,724	98,147,042	(46,573,630)	51,573,412
Catholic Responsible Investments International Small-Cap Fund	73,267,193	6,633,733	(8,921,299)	(2,287,566)
Catholic Responsible Investments Magnus 45/55 Fund	82,750,873	5,881,509	(2,451,554)	3,429,955
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	1,010,903,731	87,729,890	(21,368,074)	66,361,816
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	291,072,587	39,983,569	(5,324,943)	34,658,626
Catholic Responsible Investments Magnus 75/25 Fund	205,577,389	28,229,247	(3,609,079)	24,620,168

8. Concentration of Shareholders:

At April 30, 2022, the percentage of total shares outstanding held by Institutional Class shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
CRI Ultra Short Bond Fund	1	16
CRI Short Duration Bond Fund	1	21
CRI Opportunistic Bond Fund	1	24
CRI Bond Fund	3	28
CRI Equity Index Fund	2	15
CRI Multi-Style US Equity Fund	4	58
CRI International Equity Fund	3	34
CRI Small-Cap Fund	2	20
CRI International Small-Cap Fund	4	74
CRI Magnus 45/55 Fund	3	46
CRI Magnus 60/40 Alpha Plus Fund	2	30
CRI Magnus 60/40 Beta Plus Fund	2	22
CRI Magnus 75/25 Fund	4	72

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a particular Fund.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2022 (Unaudited)

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Derivatives Risk — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk and leverage risk are each described elsewhere in this section. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment.

New Fund Risk — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategies, may not employ successful investment strategies, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in Underlying Funds Risk - The value of an investment in the Funds is based primarily on the prices of the Underlying Funds in which the Funds invest. In turn, the price of each Underlying Fund is based on the value of its assets. Each Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of such Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Funds, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described elsewhere in this section, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as

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well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements as of April 30, 2022.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2021 to April 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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	Beginning Account Value 12/6/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period
Catholic Responsible Investments Ultra Short Bond Fund***
Actual Fund Return
Institutional	$1,000.00	$1,000.00	0.35%	$1.40	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.05	0.35%	$1.77	**
Catholic Responsible Investments Short Duration Bond Fund***
Actual Fund Return
Institutional	$1,000.00	$970.00	0.35%	$1.37	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.06	0.35%	$1.76	**
Catholic Responsible Investments Opportunistic Bond Fund***
Actual Fund Return
Institutional	$1,000.00	$955.00	0.41%	$1.57	*
Investor	1,000.00	954.50	0.56%	2.17	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,022.79	0.41%	$2.03	**
Investor	1,000.00	1,022.02	0.56%	2.81	**
Catholic Responsible Investments Bond Fund***
Actual Fund Return
Institutional	$1,000.00	$1,000.00	0.35%	$1.40	*
Investor	1,000.00	1,000.00	0.50%	2.00	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,018.60	0.35%	$1.41	**
Investor	1,000.00	1,000.00	0.50%	2.00	**
Catholic Responsible Investments Equity Index Fund***
Actual Fund Return
Institutional	$1,000.00	$1,000.00	0.09%	$0.36	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,019.64	0.09%	$0.36	**
Catholic Responsible Investments Multi-Style US Equity Fund***
Actual Fund Return
Institutional	$1,000.00	$1,000.00	0.66%	$2.64	*
Investor	1,000.00	1,000.00	0.81%	3.24	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,017.36	0.66%	$2.66	**
Investor	1,000.00	1,000.00	0.81%	3.24	**
Catholic Responsible Investments International Equity Fund***
Actual Fund Return
Institutional	$1,000.00	$1,000.00	0.84%	$3.32	*
Investor	1,000.00	1,000.00	0.99%	3.92	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,016.68	0.84%	$3.35	**
Investor	1,000.00	1,000.00	0.99%	3.92	**
Catholic Responsible Investments Small-Cap Fund***
Actual Fund Return
Institutional	$1,000.00	$1,000.00	0.28%	$1.12	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,018.88	0.28%	$1.13	**

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	Beginning Account Value 12/6/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period
Catholic Responsible Investments International Small-Cap Fund***
Actual Fund Return
Institutional	$1,000.00	$1,000.00	1.15%	$4.60	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,015.40	1.15%	$4.64	**
Catholic Responsible Investments Magnus 45/55 Fund***
Actual Fund Return
Institutional	$1,000.00	$913.80	—%	$–	*
Investor	1,000.00	912.70	0.15%	0.57	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.79	—%	$–	**
Investor	1,000.00	1,024.05	0.15%	0.75	**
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund***
Actual Fund Return
Institutional	$1,000.00	$900.70	—%	$–	*
Investor	1,000.00	900.60	0.15%	0.57	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.80	—%	$0.01	**
Investor	1,000.00	1,024.05	0.15%	0.75	**
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund***
Actual Fund Return
Institutional	$1,000.00	$910.80	—%	$0.01	*
Investor	1,000.00	909.70	0.15%	0.57	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.79	—%	$0.01	**
Investor	1,000.00	1,024.05	0.15%	0.75	**
Catholic Responsible Investments Magnus 75/25 Fund***
Actual Fund Return
Institutional	$1,000.00	$899.70	—%	$–	*
Investor	1,000.00	898.60	0.15%	0.57	*
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.79	—%	$–	**
Investor	1,000.00	1,024.05	0.15%	0.75	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 145/365 (to reflect the period from commencement to period end.)
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)
***	Commenced operations on December 6, 2021.

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APRIL 30, 2022 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Catholic Responsible Investments Funds

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Catholic Responsible Investments Funds (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on August 18, 2021 and November 16, 2021 to decide whether to approve the following Agreements for initial two-year terms (the “Meetings”):

•	the advisory agreement between Christian Brothers Investment Services, Inc. (the “Adviser”) and the Trust, on behalf of the Funds; and

•

the sub-advisory agreements between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set for the in the following table:

Sub-Adviser	Fund(s)
Brandywine Global Investment Management, LLC	Catholic Responsible Investments Opportunistic Bond Fund
Catholic Responsible Investments Bond Fund

Causeway Capital Management LLC	Catholic Responsible Investments International Equity Fund

Dodge & Cox	Catholic Responsible Investments Bond Fund
Catholic Responsible Investments Multi-Style US Equity Fund

Global Alpha Capital Management, Ltd.	Catholic Responsible Investments International Small-Cap Fund

Lazard Asset Management LLC	Catholic Responsible Investments International Small-Cap Fund

Longfellow Investment Management Co., LLC	Catholic Responsible Investments Short Duration Bond Fund
Catholic Responsible Investments Opportunistic Bond Fund

Mar Vista Investment Partners, LLC	Catholic Responsible Investments Multi-Style US Equity Fund

Principal Global Investors, LLC	Catholic Responsible Investments International Equity Fund

RhumbLine Advisers	Catholic Responsible Investments Equity Index Fund
Catholic Responsible Investments Small-Cap Fund

Sun Life Capital Management (U.S.) LLC	Catholic Responsible Investments Bond Fund

WCM Investment Management, LLC	Catholic Responsible Investments International Equity Fund

Wellington Management Company LLP	Catholic Responsible Investments Ultra Short Bond Fund
Catholic Responsible Investments Multi-Style US Equity Fund

The Meetings were held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission (“SEC”) on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the Meetings, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the Meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and certain Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the Meetings, to help them decide whether to approve the Agreements for initial two-year terms.

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Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and information about their financial condition, capitalization, profitability or financial viability to advise or sub-advise the Funds; (iv) the brokerage practices (including any soft dollar arrangements) of the Adviser and those Sub-Advisers whose brokerage practices were not previously considered by the Board; (v) the Adviser’s and Sub-Advisers’ investment strategies; (vi) the Funds’ proposed advisory fees to be paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (viii) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Adviser’s and the Sub-Advisers’ investment experience; (x) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; (x) the Adviser’s rationale for recommending the Sub-Advisers; and (xi) the Adviser’s and applicable Sub-Advisers’ performance in managing similar accounts.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers; and (ii) the fees to be paid to the Adviser (and to the Sub-Advisers out of the Adviser’s assets), as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Advisers to the Funds were available to the Board, as were the most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers, in the materials or through public disclosure.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Advisers such as monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Advisers would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to

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the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser and applicable Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers would reflect arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Advisers. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have their own investment performance record, although the Board took into account the performance of the Adviser in managing the assets of the Funds’ predecessor funds and the performance of the Sub-Advisers in managing their respective sleeves of the Funds’ predecessor funds over various time periods. The Trustees determined that the performance of the Funds’ predecessor funds was satisfactory, or, where such performance was materially below their benchmarks, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve performance. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds’ predecessor funds were sufficient to support approval of the Agreements.

Because the Funds were new, it was not possible to determine the profitability that the Adviser or the Sub-Advisers might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Advisers as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s or the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Advisers as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Considerations in Approving a New Sub-Advisory Agreement with RhumbLine Advisers for the Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and

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(ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of Catholic Responsible Investments Funds (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On April 30, 2022, RhumbLine Adviser’s (“RhumbLine”) Chief Executive Officer, Wayne Owen retired. As part of RhumbLine’s succession planning, Wayne Owen, along with Denise D’Entremont and Kim McCant entered into an internal transaction pursuant to which Ms. D’Entremont acquired more than 25% of the ownership interests in RhumbLine (the “Transaction”). Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to control such company. Accordingly, the Transaction may have been considered to have resulted in a change in control of RhumbLine under the 1940 Act, resulting in the assignment, and automatic termination, of the prior sub-advisory agreement between Christian Brothers Investment Services, Inc. (the “Adviser”) and RhumbLine with respect to the Funds (the “Prior RhumbLine Sub-Advisory Agreement”). Accordingly, in anticipation of the Transaction, a Board meeting was held on April 29, 2022 (the “April 2022 Meeting”) to decide whether to approve a new sub-advisory agreement between the Adviser and RhumbLine with respect to the Funds (the “New RhumbLine Sub-Advisory Agreement”).

The April 2022 Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission (“SEC”) on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the April 2022 Meeting, the Trustees requested that the Adviser and RhumbLine furnish information necessary to evaluate the terms of the New RhumbLine Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser, RhumbLine and other service providers of the Funds presented or submitted to the Board at the April 2022 Meeting, as well as at the Board’s meetings held on August 17-18, 2021 and November 15-17, 2021 (the “2021 Meetings”), to help them decide whether to approve the New RhumbLine Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials (or took into account written materials received at the 2021 Meetings) from the Adviser, RhumbLine and other service providers of the Funds regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction, and the reasons that RhumbLine was undergoing the Transaction; (ii) the nature, extent and quality of the services to be provided by RhumbLine; (iii) RhumbLine’s operations and financial condition; (iv) RhumbLine’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed sub-advisory fee to be paid to the Adviser; (vi) RhumbLine’s compliance program, including a description of material compliance matters and material compliance violations; (vii) RhumbLine’s policies on and compliance procedures for personal securities transactions; (viii) RhumbLine’s investment experience; and (ix) RhumbLine’s investment management personnel and the Funds’ performance attributable to RhumbLine.

Representatives from the Adviser then presented additional information and participated in question and answer sessions at the April 2022 Meeting to help the Trustees evaluate RhumbLine’s services, fee and other aspects of the New RhumbLine Sub-Advisory Agreement.

Based on their evaluation of the information provided by the Adviser and RhumbLine, the Trustees, including all of the trustees who are not parties to the New RhumbLine Sub-Advisory Agreement nor are considered “interested persons” (as such term is defined in the 1940 Act) of any party to the New RhumbLine Sub-Advisory Agreement (the “Independent Trustees”), voting separately, approved the New RhumbLine Sub-Advisory Agreement at the April 2022 Meeting. In considering the approval of the New RhumbLine Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by RhumbLine; (ii) the investment performance of the Funds and RhumbLine; and (iii) the fees to be paid to RhumbLine from the Adviser, as discussed in further detail below. The Board also determined

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that it was reasonable to take into account the conclusions the Board made, and the information provided in support thereof, when considering and evaluating its recent approval of the Prior RhumbLine Sub-Advisory Agreement as part of its considerations to approve the New RhumbLine Sub-Advisory Agreement.

Nature, Extent and Quality of Services Provided by RhumbLine

In considering the nature, extent and quality of the services to be provided by RhumbLine, the Board reviewed the portfolio management services to be provided by RhumbLine to the Funds, including the quality of the continuing portfolio management personnel, the resources of RhumbLine and RhumbLine’s compliance history and compliance program. The Trustees reviewed the terms of the proposed New RhumbLine Sub-Advisory Agreement, and noted that the terms of the New RhumbLine Sub-Advisory Agreement were identical to those of the Prior RhumbLine Sub-Advisory Agreement, except for the date. The Trustees also reviewed RhumbLine’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of RhumbLine. RhumbLine provided the Board with a response to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by RhumbLine to the Funds. In addition, the Board considered representations from RhumbLine that the Transaction was not expected to result in any material changes to the nature, extent and quality of the services to be provided to the Funds, and that the portfolio managers of the Funds were not expected to change in connection with the Transaction.

When considering the recent approval of the Prior RhumbLine Sub-Advisory Agreement, the Trustees also considered other services to be provided to the Funds by RhumbLine such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by RhumbLine would be satisfactory.

Investment Performance of RhumbLine

The Board was provided with reports at the 2021 Meetings regarding the performance of the Funds’ predecessor funds, and RhumbLine’s contribution thereto, over various time periods. The Trustees determined to take these reports into account and determined that RhumbLine’s performance was satisfactory. Based on this information and the representation that the portfolio managers of the Funds were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that RhumbLine had been able to achieve for the Funds’ predecessor funds were sufficient to support approval of the New RhumbLine Sub-Advisory Agreement.

Costs of Advisory Services

In connection with the Board’s evaluation of the sub-advisory fee payable by the Adviser to RhumbLine when considering the approval of the Prior RhumbLine Sub-Advisory Agreement, the Trustees considered, among other things, information about the proposed sub-advisory fee to be paid to RhumbLine. The Trustees also reviewed the management fees charged by RhumbLine to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. When considering the New RhumbLine Sub-Advisory Agreement, the Trustees also considered that the fee payable to RhumbLine under the New RhumbLine Sub-Advisory Agreement would be the same as the fee paid to RhumbLine under the Prior RhumbLine Sub-Advisory Agreement. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by RhumbLine.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2022 (Unaudited)

Approval of the New RhumbLine Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New RhumbLine Sub-Advisory Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the New RhumbLine Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Catholic Responsible Investments

Investment Adviser:

Christian Brothers Investment Services, Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Administrator:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

CRI-SA-001-0100

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catholic Responsible Investments Funds

By:	/s/ Michael Beattie
Michael Beattie, Trustee and President

Date:	July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Beattie
Michael Beattie, Trustee and President

Date:	July 8, 2022

By:	/s/ Andrew Metzger
Andrew Metzger, Treasurer, Controller, and CFO

Date:	July 8, 2022